UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/07

Date of reporting period:	9/30/07

Item 1.            Schedule of Investments.

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Asset Allocation Fund, Variable Series

	Shares	Value ($)*
Common Stocks — 63.2%
CONSUMER DISCRETIONARY — 6.7%
Auto Components — 0.2%
American Axle & Manufacturing Holdings, Inc.	200	5,050
BorgWarner, Inc.	670	61,325
Goodyear Tire & Rubber Co. (a)(b)	8,200	249,362
Johnson Controls, Inc.	400	47,244
Modine Manufacturing Co.	390	10,382
Auto Components Total		373,363
Automobiles — 0.3%
Ford Motor Co. (a)	3,600	30,564
General Motors Corp.	3,400	124,780
Toyota Motor Corp.	10,000	585,400
Automobiles Total		740,744
Distributors — 0.0%
Building Materials Holding Corp.	850	8,993
Distributors Total		8,993
Diversified Consumer Services — 0.4%
Apollo Group, Inc., Class A (a)	12,120	729,018
Capella Education Co. (a)	634	35,447
DeVry, Inc.	800	29,608
Regis Corp.	350	11,168
Sotheby’s	534	25,520
Strayer Education, Inc.	170	28,667
Diversified Consumer Services Total		859,428
Hotels, Restaurants & Leisure — 1.0%
Ambassadors Group, Inc.	560	21,336
Bob Evans Farms, Inc.	340	10,261
Buffalo Wild Wings, Inc. (a)	490	18,483
California Pizza Kitchen, Inc. (a)	957	16,814
CEC Entertainment, Inc. (a)	270	7,255
China Travel International	658,000	484,341
Chipotle Mexican Grill, Inc., Class A (a)	258	30,478
Ctrip.com International Ltd., ADR	616	31,909
Landry’s Restaurants, Inc.	460	12,172
Las Vegas Sands Corp. (a)(b)	2,697	359,834
McDonald’s Corp.	7,202	392,293
O’Charleys, Inc.	350	5,306
P.F. Chang’s China Bistro, Inc. (a)	490	14,504
Royal Caribbean Cruises Ltd.	300	11,709

	Par ($)	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Hotels, Restaurants & Leisure — (continued)
Scientific Games Corp., Class A (a)	1,130	42,488
Starwood Hotels & Resorts Worldwide, Inc.	10,390	631,192
Vail Resorts, Inc. (a)	547	34,073
WMS Industries, Inc. (a)	1,825	60,407
Yum! Brands, Inc.	1,620	54,805
Hotels, Restaurants & Leisure Total		2,239,660
Household Durables — 1.0%
American Greetings Corp., Class A	870	22,968
CSS Industries, Inc.	250	8,992
Ethan Allen Interiors, Inc.	330	10,788
Furniture Brands International, Inc.	690	6,997
Garmin Ltd.	610	72,834
Kimball International, Inc., Class B	560	6,373
Makita Corp.	16,400	713,850
Newell Rubbermaid, Inc.	18,900	544,698
Skyline Corp.	289	8,693
Sony Corp., ADR (b)	17,100	821,826
Tempur-Pedic International, Inc.	1,049	37,502
Household Durables Total		2,255,521
Internet & Catalog Retail — 0.3%
Amazon.com, Inc. (a)(b)	6,000	558,900
Priceline.com, Inc. (a)	932	82,715
Shutterfly, Inc. (a)	650	20,741
Internet & Catalog Retail Total		662,356
Leisure Equipment & Products — 0.0%
Hasbro, Inc.	800	22,304
Nautilus Group, Inc.	546	4,352
Leisure Equipment & Products Total		26,656
Media — 0.7%
Focus Media Holding Ltd., ADR (a)	13,600	789,072
Knology, Inc. (a)	1,313	21,966
Liberty Global, Inc., Class A (a)	650	26,663
Marvel Entertainment, Inc. (a)	810	18,986
National CineMedia, Inc.	870	19,488
Regal Entertainment Group, Class A	2,050	44,998
Viacom, Inc., Class B (a)	16,200	631,314
Media Total		1,552,487

	Par ($)	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Multiline Retail — 1.0%
99 Cents Only Stores (a)	480	4,930
J.C. Penney Co., Inc.	10,400	659,048
Macy’s, Inc.	11,722	378,855
Nordstrom, Inc.	10,700	501,723
Saks, Inc.	2,500	42,875
Target Corp. (b)	9,700	616,629
Multiline Retail Total		2,204,060
Specialty Retail — 0.9%
Aeropostale, Inc. (a)	855	16,296
America’s Car-Mart, Inc. (a)	1,010	11,423
Collective Brands, Inc. (a)	430	9,486
Esprit Holdings Ltd.	38,700	610,197
GameStop Corp., Class A (a)	9,646	543,552
Guess ?, Inc.	772	37,851
Hibbett Sports, Inc. (a)	1,030	25,544
Home Depot, Inc.	9,400	304,936
J Crew Group, Inc. (a)	1,120	46,480
Men’s Wearhouse, Inc.	660	33,343
Monro Muffler Brake, Inc.	430	14,530
OfficeMax, Inc.	7,900	270,733
Rent-A-Center, Inc. (a)	769	13,942
Tiffany & Co.	1,010	52,874
TJX Companies, Inc.	1,220	35,465
Zale Corp. (a)	340	7,868
Specialty Retail Total		2,034,520
Textiles, Apparel & Luxury Goods — 0.9%
Adidas AG	6,575	431,403
Coach, Inc. (a)	1,528	72,229
CROCS, Inc. (a)	1,210	81,372
Delta Apparel, Inc.	310	5,301
Hampshire Group Ltd. (a)	574	8,696
Hartmarx Corp. (a)	1,069	5,238
K-Swiss, Inc., Class A	260	5,957
Luxottica Group SpA	11,050	375,184
NIKE, Inc., Class B	10,300	604,198
Phillips-Van Heusen Corp.	670	35,162
Polo Ralph Lauren Corp.	5,050	392,637
Volcom, Inc. (a)	509	21,643
Warnaco Group, Inc. (a)	918	35,866

	Par ($)	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
Wolverine World Wide, Inc.	620	16,988
Textiles, Apparel & Luxury Goods Total		2,091,874
CONSUMER DISCRETIONARY TOTAL		15,049,662
CONSUMER STAPLES — 5.5%
Beverages — 1.6%
C&C Group PLC	21,100	173,362
Central European Distribution Corp. (a)	160	7,666
Coca-Cola Co.	9,600	551,712
Diageo PLC, ADR	11,408	1,000,824
Fomento Economico Mexicano SAB de CV, ADR	8,400	314,160
MGP Ingredients, Inc.	842	8,647
Pepsi Bottling Group, Inc.	2,435	90,509
PepsiCo, Inc.	13,200	967,032
Pernod-Ricard SA	2,450	534,584
Beverages Total		3,648,496
Food & Staples Retailing — 1.1%
BJ’s Wholesale Club, Inc. (a)	320	10,611
Costco Wholesale Corp.	6,300	386,631
CVS Caremark Corp.	19,300	764,859
Kroger Co.	22,470	640,844
Longs Drug Stores Corp.	170	8,444
Olam International Ltd.	113,525	238,959
Ruddick Corp.	240	8,050
Sysco Corp.	11,300	402,167
Weis Markets, Inc.	510	21,772
Food & Staples Retailing Total		2,482,337
Food Products — 0.4%
American Italian Pasta Co., Class A (a)	550	4,529
Bunge Ltd.	350	37,608
ConAgra Foods, Inc.	26,000	679,380
Dean Foods Co.	1,400	35,812
Flowers Foods, Inc.	558	12,164
Fresh Del Monte Produce, Inc.	389	11,184
Hershey Co.	1,400	64,974
J & J Snack Foods Corp.	276	9,610
Lancaster Colony Corp.	300	11,451
Lance, Inc.	400	9,208

	Par ($)	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
Maui Land & Pineapple Co., Inc. (a)	318	9,680
Ralcorp Holdings, Inc. (a)	240	13,397
Reddy Ice Holdings, Inc.	456	12,025
Tyson Foods, Inc., Class A (b)	4,228	75,470
Wm. Wrigley Jr. Co.	610	39,180
Food Products Total		1,025,672
Household Products — 0.6%
Clorox Co.	900	54,891
Colgate-Palmolive Co.	11,600	827,312
Procter & Gamble Co.	7,400	520,516
Household Products Total		1,402,719
Personal Products — 0.5%
Avon Products, Inc.	25,010	938,626
Chattem, Inc. (a)	829	58,461
Estee Lauder Companies, Inc., Class A	800	33,968
Personal Products Total		1,031,055
Tobacco — 1.3%
Altria Group, Inc.	14,139	983,085
Japan Tobacco, Inc.	171	939,413
Loews Corp. - Carolina Group	12,100	994,983
Tobacco Total		2,917,481
CONSUMER STAPLES TOTAL		12,507,760
ENERGY — 6.5%
Energy Equipment & Services — 1.8%
Atwood Oceanics, Inc. (a)	425	32,538
Cameron International Corp. (a)	670	61,834
Complete Production Services, Inc. (a)	226	4,628
Diamond Offshore Drilling, Inc.	780	88,366
Dril-Quip, Inc. (a)	510	25,169
FMC Technologies, Inc. (a)	900	51,894
GlobalSantaFe Corp.	3,500	266,070
Grant Prideco, Inc. (a)	741	40,399
Grey Wolf, Inc. (a)	1,560	10,218
Halliburton Co. (b)	30,350	1,165,440
Key Energy Services, Inc. (a)	500	8,500
Lufkin Industries, Inc.	239	13,150
National-Oilwell Varco, Inc. (a)	2,510	362,695
Noble Corp.	1,160	56,898
Oil States International, Inc. (a)	200	9,660
Rowan Companies, Inc.	700	25,606

	Par ($)	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Energy Equipment & Services — (continued)
Schlumberger Ltd.	4,800	504,000
Technip SA, ADR	300	26,751
Tetra Technologies, Inc. (a)	1,690	35,727
Tidewater, Inc.	400	25,136
Transocean, Inc. (a)	6,400	723,520
TriCo Marine Services, Inc. (a)	440	13,112
W-H Energy Services, Inc. (a)	540	39,825
Weatherford International Ltd. (a)	5,900	396,362
Energy Equipment & Services Total		3,987,498
Oil, Gas & Consumable Fuels — 4.7%
Alpha Natural Resources, Inc. (a)	460	10,686
Atlas America, Inc.	400	20,652
ATP Oil & Gas Corp. (a)	592	27,842
Aurora Oil & Gas Corp. (a)	940	1,354
Berry Petroleum Co., Class A	570	22,566
Bill Barrett Corp. (a)	720	28,375
Bois d’Arc Energy, Inc. (a)	362	6,940
Chesapeake Energy Corp.	1,020	35,965
Comstock Resources, Inc. (a)	160	4,934
ConocoPhillips	11,672	1,024,451
Continental Resources, Inc. (a)	2,954	53,586
Denbury Resources, Inc. (a)	1,540	68,823
Devon Energy Corp.	4,800	399,360
Exxon Mobil Corp.	26,537	2,456,265
Foundation Coal Holdings, Inc.	640	25,088
Frontier Oil Corp.	910	37,892
Harvest Natural Resources, Inc. (a)	1,030	12,298
Hess Corp.	23,075	1,535,180
Newfield Exploration Co. (a)	8,400	404,544
Nordic American Tanker Shipping	316	12,400
Occidental Petroleum Corp.	18,400	1,179,072
Overseas Shipholding Group, Inc.	450	34,573
Peabody Energy Corp.	1,660	79,464
Range Resources Corp.	1,320	53,671
Southwestern Energy Co. (a)	8,464	354,218
Statoil ASA	22,550	767,998
Stone Energy Corp. (a)	210	8,402
Swift Energy Co. (a)	150	6,138
Tesoro Corp.	600	27,612

	Par ($)	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Total SA	10,550	853,610
Western Refining, Inc.	289	11,728
Williams Companies, Inc.	2,560	87,194
XTO Energy, Inc.	15,620	965,941
Oil, Gas & Consumable Fuels Total		10,618,822
ENERGY TOTAL		14,606,320
FINANCIALS — 11.0%
Capital Markets — 1.2%
Affiliated Managers Group, Inc. (a)	590	75,231
Calamos Asset Management, Inc., Class A	1,264	35,683
GFI Group, Inc. (a)	615	52,964
Goldman Sachs Group, Inc.	6,100	1,322,114
Janus Capital Group, Inc.	1,005	28,421
Lazard Ltd., Class A	850	36,040
Morgan Stanley	5,900	371,700
Piper Jaffray Companies, Inc. (a)	270	14,472
State Street Corp. (c)	9,400	640,704
T. Rowe Price Group, Inc.	950	52,906
Thomas Weisel Partners Group, Inc. (a)	485	7,037
Waddell & Reed Financial, Inc., Class A	1,310	35,409
Capital Markets Total		2,672,681
Commercial Banks — 3.7%
BancFirst Corp.	232	10,410
BancTrust Financial Group, Inc.	460	7,323
Bank of Granite Corp.	728	9,886
Bank of Hawaii Corp.	1,300	68,705
BankFinancial Corp.	700	11,074
Beneficial Mutual Bancorp, Inc. (a)	252	2,457
Bryn Mawr Bank Corp.	438	9,531
Capitol Bancorp Ltd.	512	12,713
Central Pacific Financial Corp.	440	12,848
Chemical Financial Corp.	640	15,520
City National Corp.	900	62,559
Columbia Banking System, Inc.	390	12,410
Comerica, Inc.	1,200	61,536
Community Trust Bancorp, Inc.	286	8,591
Cullen/Frost Bankers, Inc.	900	45,108
Deutsche Postbank AG	3,975	291,719

	Par ($)	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
First Citizens BancShares, Inc., Class A	73	12,731
First Financial Corp.	410	12,423
First National Bank of Alaska	4	8,200
KeyCorp	1,600	51,728
Korea Exchange Bank	30,600	494,522
Marshall & Ilsley Corp. (b)	11,844	518,412
Mass Financial Corp., Class A (a)	1,170	4,914
Merchants Bancshares, Inc.	428	9,951
Mitsubishi UFJ Financial Group, Inc.	80,000	726,400
National Bank of Greece SA	11,450	727,250
Northrim BanCorp, Inc.	404	10,066
PNC Financial Services Group, Inc.	7,765	528,797
Raiffeisen International Bank Holding AG	2,900	423,252
S&T Bancorp, Inc.	201	6,450
Sandy Spring Bancorp, Inc.	53	1,596
South Financial Group, Inc.	700	15,918
Sterling Bancorp NY	680	9,520
SVB Financial Group (a)	800	37,888
Swedbank AB, Class A	14,900	497,645
Taylor Capital Group, Inc.	440	12,289
TCF Financial Corp.	1,700	44,506
U.S. Bancorp (b)	30,393	988,684
UMB Financial Corp.	480	20,573
UniCredito Italiano SpA	40,225	343,893
Wachovia Corp.	18,595	932,539
Wells Fargo & Co.	33,174	1,181,658
Whitney Holding Corp.	660	17,411
Zions Bancorporation	825	56,653
Commercial Banks Total		8,338,259
Consumer Finance — 0.4%
Advance America Cash Advance Centers, Inc.	1,470	15,685
Advanta Corp., Class B	1,032	28,298
American Express Co.	12,000	712,440
Cash America International, Inc.	680	25,568
First Cash Financial Services, Inc. (a)	1,760	41,219
Consumer Finance Total		823,210

	Par ($)	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 1.3%
CIT Group, Inc.	800	32,160
Citigroup, Inc.	27,247	1,271,618
CME Group, Inc. (b)	1,111	652,546
IntercontinentalExchange, Inc. (a)	240	36,456
JPMorgan Chase & Co.	20,581	943,021
Medallion Financial Corp.	1,034	11,260
Portfolio Recovery Associates, Inc.	390	20,697
Diversified Financial Services Total		2,967,758
Insurance — 2.7%
ACE Ltd.	25,700	1,556,649
Ambac Financial Group, Inc. (b)(c)	15,475	973,532
American International Group, Inc.	7,056	477,338
American Physicians Capital, Inc.	335	13,052
Assurant, Inc.	1,000	53,500
AXA SA	6,150	274,304
Axis Capital Holdings Ltd.	1,011	39,338
Baldwin & Lyons, Inc., Class B	428	11,689
CNA Surety Corp. (a)	750	13,223
Commerce Group, Inc.	520	15,324
Delphi Financial Group, Inc., Class A	480	19,402
EMC Insurance Group, Inc.	406	10,552
Genworth Financial, Inc., Class A	17,800	546,994
Harleysville Group, Inc.	320	10,234
Hartford Financial Services Group, Inc.	5,532	511,987
Horace Mann Educators Corp.	750	14,782
IPC Holdings Ltd.	300	8,655
Loews Corp.	10,600	512,510
National Western Life Insurance Co., Class A	37	9,471
Navigators Group, Inc. (a)	476	25,823
Old Republic International Corp.	1,675	31,389
Phoenix Companies, Inc.	1,240	17,496
Platinum Underwriters Holdings Ltd.	1,400	50,344
ProAssurance Corp. (a)	490	26,396
ProCentury Corp.	932	13,635
Prudential Financial, Inc.	5,100	497,658
Prudential PLC	29,900	459,261
RLI Corp.	264	14,974
Security Capital Assurance Ltd.	860	19,642

	Par ($)	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
United America Indemnity Ltd., Class A (a)	820	17,638
Insurance Total		6,246,792
Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.	400	38,504
Boston Properties, Inc.	300	31,170
CapitalSource, Inc.	1,550	31,372
Colonial Properties Trust	310	10,633
Digital Realty Trust, Inc.	713	28,085
Equity Residential Property Trust	700	29,652
Franklin Street Properties Corp.	908	15,663
General Growth Properties, Inc. (b)	7,075	379,361
Getty Realty Corp.	340	9,248
Healthcare Realty Trust, Inc.	540	14,396
Home Properties, Inc.	159	8,297
iStar Financial, Inc.	1,380	46,906
Lexington Realty Trust	705	14,107
Nationwide Health Properties, Inc.	470	14,161
Plum Creek Timber Co., Inc. (b)	14,730	659,315
Potlatch Corp.	390	17,562
ProLogis	700	46,445
Rayonier, Inc. (b)	6,200	297,848
Sun Communities, Inc.	560	16,845
Swa Relt Ltd.	818	1,456
Universal Health Realty Income Trust	330	11,725
Urstadt Biddle Properties, Inc., Class A	670	10,365
Real Estate Investment Trusts (REITs) Total		1,733,116
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.	180	18,497
Mitsubishi Estate Co., Ltd.	16,000	455,668
Real Estate Management & Development Total		474,165
Thrifts & Mortgage Finance — 0.7%
Bank Mutual Corp.	930	10,965
Brookline Bancorp, Inc.	1,200	13,908
Corus Bankshares, Inc.	1,216	15,832
Fannie Mae	15,300	930,393
Flagstar BanCorp, Inc.	1,150	11,189
PMI Group, Inc. (c)	1,400	45,780
TrustCo Bank Corp. NY	890	9,728

	Par ($)	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — (continued)
Washington Federal, Inc.	400	10,504
Washington Mutual, Inc. (b)	12,800	451,968
Westfield Financial, Inc.	900	8,739
Thrifts & Mortgage Finance Total		1,509,006
FINANCIALS TOTAL		24,764,987
HEALTH CARE — 6.9%
Biotechnology — 0.9%
Acadia Pharmaceuticals, Inc. (a)	568	8,548
Alexion Pharmaceuticals, Inc. (a)	430	28,015
Alkermes, Inc. (a)	1,198	22,043
Amylin Pharmaceuticals, Inc. (a)	1,020	51,000
ArQule, Inc. (a)	1,650	11,765
Array Biopharma, Inc. (a)	1,515	17,013
BioMarin Pharmaceuticals, Inc. (a)(b)	15,377	382,887
Celgene Corp. (a)(b)	8,550	609,701
Cephalon, Inc. (a)	530	38,722
Cepheid, Inc. (a)	1,050	23,940
Cubist Pharmaceuticals, Inc. (a)	408	8,621
CV Therapeutics, Inc. (a)	809	7,265
Genzyme Corp. (a)	4,700	291,212
Gilead Sciences, Inc. (a)	9,000	367,830
Medarex, Inc. (a)	5	71
Myriad Genetics, Inc. (a)	222	11,577
Omrix Biopharmaceuticals, Inc. (a)	616	21,751
Onyx Pharmaceuticals, Inc. (a)	681	29,637
Regeneron Pharmaceuticals, Inc. (a)	454	8,081
Seattle Genetics, Inc. (a)	1,368	15,376
United Therapeutics Corp. (a)	411	27,348
Biotechnology Total		1,982,403
Health Care Equipment & Supplies — 0.7%
Align Technology, Inc. (a)	430	10,892
Analogic Corp.	150	9,564
Beckman Coulter, Inc.	1,140	84,086
C.R. Bard, Inc.	5,900	520,321
China Medical Technologies, Inc.	390	16,688
Cytyc Corp. (a)(b)	12,880	613,732
Gen-Probe, Inc. (a)	686	45,674
Haemonetics Corp. (a)	280	13,838
Hologic, Inc. (a)	624	38,064
Hospira, Inc. (a)	1,175	48,704

	Par ($)	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
Immucor, Inc. (a)	592	21,164
Intuitive Surgical, Inc. (a)	219	50,370
Kyphon, Inc. (a)	120	8,400
Mentor Corp.	579	26,663
Mindray Medical International Ltd., ADR	690	29,635
OraSure Technologies, Inc. (a)	1,280	12,864
Palomar Medical Technologies, Inc. (a)	750	21,368
St. Jude Medical, Inc. (a)	850	37,459
STERIS Corp.	720	19,678
Vital Signs, Inc.	120	6,257
Wright Medical Group, Inc. (a)	1,900	50,958
Health Care Equipment & Supplies Total		1,686,379
Health Care Providers & Services — 1.4%
Amedisys, Inc. (a)	220	8,452
AmSurg Corp. (a)	350	8,075
Brookdale Senior Living, Inc.	830	33,042
Chemed Corp.	230	14,297
CIGNA Corp.	17,681	942,220
Community Health Systems, Inc. (a)	1,000	31,440
Coventry Health Care, Inc. (a)	6,665	414,630
Cross Country Healthcare, Inc. (a)	650	11,355
Express Scripts, Inc. (a)	9,270	517,451
Gentiva Health Services, Inc. (a)	680	13,063
Healthways, Inc. (a)	350	18,889
Kindred Healthcare, Inc. (a)	600	10,746
Laboratory Corp. of America Holdings (a)	500	39,115
McKesson Corp.	11,620	683,140
Medco Health Solutions, Inc. (a)	3,290	297,383
MWI Veterinary Supply, Inc. (a)	475	17,931
NovaMed, Inc. (a)	1,433	6,234
Owens & Minor, Inc.	340	12,951
Pediatrix Medical Group, Inc. (a)	900	58,878
Psychiatric Solutions, Inc. (a)	565	22,193
Quest Diagnostics, Inc.	876	50,607
RehabCare Group, Inc. (a)	359	6,315
Res-Care, Inc. (a)	670	15,303
U.S. Physical Therapy, Inc. (a)	390	5,772

	Par ($)	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
Universal Health Services, Inc., Class B	400	21,768
VistaCare, Inc. (a)	589	3,852
Health Care Providers & Services Total		3,265,102
Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc. (a)	2,270	61,358
Health Care Technology Total		61,358
Life Sciences Tools & Services — 1.0%
Bio-Rad Laboratories, Inc., Class A (a)	180	16,290
Covance, Inc. (a)	630	49,077
eResearchTechnology, Inc. (a)	1,583	18,030
Illumina, Inc. (a)	1,306	67,755
Millipore Corp. (a)	400	30,320
PAREXEL International Corp. (a)	510	21,048
Pharmaceutical Product Development, Inc.	1,410	49,970
PharmaNet Development Group, Inc. (a)	564	16,373
Qiagen N.V. (a)	25,600	494,083
Thermo Fisher Scientific, Inc. (a)	15,690	905,627
Varian, Inc. (a)	1,150	73,152
Waters Corp. (a)	7,263	486,040
Life Sciences Tools & Services Total		2,227,765
Pharmaceuticals — 2.9%
Abbott Laboratories	9,500	509,390
Adams Respiratory Therapeutics, Inc. (a)	300	11,562
Allergan, Inc.	1,180	76,075
Alpharma, Inc., Class A	470	10,039
Hi-Tech Pharmacal Co., Inc. (a)	858	10,184
Johnson & Johnson	18,000	1,182,600
Medicis Pharmaceutical Corp., Class A	1,083	33,042
Merck & Co., Inc.	34,500	1,783,305
Novartis AG, Registered Shares	7,250	398,980
Novo-Nordisk A/S, Class B	4,649	562,454
Salix Pharmaceuticals Ltd. (a)	1,090	13,538
Sanofi-Aventis	4,400	373,011
Schering-Plough Corp.	34,500	1,091,235
Sciele Pharma, Inc. (a)	320	8,326

	Par ($)	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
Shire PLC, ADR (b)	5,860	433,523
Pharmaceuticals Total		6,497,264
HEALTH CARE TOTAL		15,720,271
INDUSTRIALS — 8.6%
Aerospace & Defense — 2.5%
AAR Corp. (a)	551	16,717
Boeing Co. (b)	5,100	535,449
Ceradyne, Inc. (a)	310	23,479
Curtiss-Wright Corp.	520	24,700
Esterline Technologies Corp. (a)	410	23,390
Goodrich Corp. (c)	19,510	1,331,167
Hexcel Corp. (a)	623	14,148
Honeywell International, Inc.	6,000	356,820
L-3 Communications Holdings, Inc.	7,390	754,815
Moog, Inc., Class A (a)	220	9,667
Precision Castparts Corp.	500	73,990
Raytheon Co. (b)	4,000	255,280
Rockwell Collins, Inc.	890	65,006
Rolls-Royce Group PLC (a)	30,400	324,745
Spirit Aerosystems Holdings, Inc., Class A (a)	969	37,733
United Technologies Corp.	22,462	1,807,742
Aerospace & Defense Total		5,654,848
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	830	45,061
Expeditors International Washington, Inc.	609	28,806
HUB Group, Inc., Class A (a)	565	16,967
Yamato Transport Co., Ltd.	25,000	374,398
Air Freight & Logistics Total		465,232
Airlines — 0.0%
AirTran Holdings, Inc. (a)	690	6,789
Allegiant Travel Co. (a)	952	28,865
JetBlue Airways Corp. (a)	795	7,330
Skywest, Inc.	470	11,830
Airlines Total		54,814
Building Products — 0.0%
Goodman Global, Inc. (a)	423	10,101
Lennox International, Inc.	300	10,140

	Par ($)	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Building Products — (continued)
Masco Corp.	1,400	32,438
NCI Building Systems, Inc. (a)	400	17,284
Universal Forest Products, Inc.	200	5,980
Building Products Total		75,943
Commercial Services & Supplies — 0.4%
ABM Industries, Inc.	340	6,793
Casella Waste Systems, Inc., Class A (a)	660	8,276
CBIZ, Inc. (a)	890	7,075
Consolidated Graphics, Inc. (a)	380	23,860
Dun & Bradstreet Corp.	290	28,597
Equifax, Inc.	900	34,308
FTI Consulting, Inc. (a)	570	28,677
Geo Group, Inc. (a)	1,060	31,387
Healthcare Services Group, Inc.	839	17,007
Huron Consulting Group, Inc. (a)	340	24,691
IHS, Inc., Class A (a)	1,151	65,020
IKON Office Solutions, Inc.	720	9,252
Kenexa Corp. (a)	599	18,437
Korn/Ferry International (a)	530	8,750
Monster Worldwide, Inc. (a)	1,020	34,741
Navigant Consulting, Inc. (a)	600	7,596
Stericycle, Inc. (a)	810	46,300
TeleTech Holdings, Inc. (a)	632	15,111
United Stationers, Inc. (a)	210	11,659
Waste Management, Inc.	12,600	475,524
Commercial Services & Supplies Total		903,061
Construction & Engineering — 0.6%
Chiyoda Corp.	35,000	627,440
EMCOR Group, Inc. (a)	590	18,502
FLSmidth & Co. A/S	4,650	494,073
Foster Wheeler Ltd. (a)	430	56,450
Jacobs Engineering Group, Inc. (a)	750	56,685
KHD Humboldt Wedag International Ltd. (a)	818	24,949
Construction & Engineering Total		1,278,099
Electrical Equipment — 1.9%
ABB Ltd., ADR	12,016	315,180
ABB Ltd., Registered Shares	10,125	265,371
Alstom	3,500	711,606
AMETEK, Inc.	840	36,305

	Par ($)	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — (continued)
Belden CDT, Inc.	660	30,961
Cooper Industries Ltd., Class A	800	40,872
Dongfang Electrical Machinery Co., Ltd., Class H	64,000	582,747
First Solar, Inc. (a)(b)	3,298	388,307
Gamesa Corp. Tecnologica SA	10,700	437,163
General Cable Corp. (a)	670	44,970
Genlyte Group, Inc. (a)	270	17,350
II-VI, Inc. (a)	680	23,480
Roper Industries, Inc.	740	48,470
SunPower Corp., Class A (a)	330	27,331
Suntech Power Holdings Co., Ltd., ADR (a)	8,910	355,509
Vestas Wind Systems A/S (a)	10,746	849,364
Woodward Governor Co.	950	59,280
Electrical Equipment Total		4,234,266
Industrial Conglomerates — 2.0%
3M Co.	8,500	795,430
General Electric Co.	65,696	2,719,814
McDermott International, Inc. (a)	2,760	149,261
Siemens AG, Registered Shares	5,225	717,925
Textron, Inc.	900	55,989
Industrial Conglomerates Total		4,438,419
Machinery — 0.8%
Actuant Corp., Class A	473	30,731
Astec Industries, Inc. (a)	451	25,910
Barnes Group, Inc.	1,588	50,689
Bucyrus International, Inc., Class A	390	28,443
Caterpillar, Inc. (b)	5,300	415,679
Cummins, Inc.	530	67,782
Eaton Corp.	5,400	534,816
EnPro Industries, Inc. (a)	480	19,488
Harsco Corp.	1,100	65,197
Joy Global, Inc.	815	41,451
Kadant, Inc. (a)	212	5,936
Kennametal, Inc.	800	67,184
Parker Hannifin Corp. (b)	3,200	357,856
Tennant Co.	360	17,532
Terex Corp. (a)	800	71,216
Valmont Industries, Inc.	92	7,806

	Par ($)	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
Wabtec Corp.	738	27,645
Machinery Total		1,835,361
Marine — 0.0%
Alexander & Baldwin, Inc.	800	40,104
Kirby Corp. (a)	880	38,843
Marine Total		78,947
Road & Rail — 0.2%
Amerco, Inc. (a)	150	9,519
Canadian Pacific Railway Ltd.	600	42,174
Celadon Group, Inc. (a)	1,378	16,219
Dollar Thrifty Automotive Group, Inc. (a)	230	7,979
East Japan Railway Co.	42	330,981
Genesee & Wyoming, Inc., Class A (a)	903	26,042
Heartland Express, Inc.	510	7,283
Landstar System, Inc.	640	26,861
Ryder System, Inc.	200	9,800
Werner Enterprises, Inc.	950	16,292
Road & Rail Total		493,150
Trading Companies & Distributors — 0.0%
Kaman Corp.	420	14,515
Watsco, Inc.	360	16,715
Trading Companies & Distributors Total		31,230
INDUSTRIALS TOTAL		19,543,370
INFORMATION TECHNOLOGY — 10.3%
Communications Equipment — 2.3%
Anaren, Inc. (a)	1,404	19,796
Bel Fuse, Inc., Class B	200	6,932
Black Box Corp.	271	11,588
Blue Coat Systems, Inc. (a)	450	35,442
Cisco Systems, Inc. (a)	55,180	1,827,010
Comverse Technology, Inc. (a)	1,410	27,918
Corning, Inc.	23,300	574,345
Dycom Industries, Inc. (a)	570	17,459
F5 Networks, Inc. (a)	8,800	327,272
Finisar Corp. (a)	3,529	9,881
Foundry Networks, Inc. (a)	905	16,082
Harris Corp.	660	38,141
Ixia (a)	1,399	12,199
Juniper Networks, Inc. (a)	1,270	46,495
NETGEAR, Inc. (a)	556	16,914

	Par ($)	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Nokia Oyj	17,050	645,079
Nokia Oyj, ADR	17,100	648,603
Polycom, Inc. (a)	2,050	55,063
QUALCOMM, Inc.	12,700	536,702
Research In Motion Ltd. (a)	890	87,709
Riverbed Technology, Inc. (a)	5,545	223,963
Tollgrade Communications, Inc. (a)	470	4,756
Communications Equipment Total		5,189,349
Computers & Peripherals — 2.1%
Apple, Inc. (a)	5,400	829,116
Dell, Inc. (a)	15,200	419,520
Diebold, Inc.	600	27,252
Electronics for Imaging, Inc. (a)	540	14,504
EMC Corp.	35,600	740,480
Emulex Corp. (a)	510	9,777
Hewlett-Packard Co.	34,060	1,695,847
Imation Corp.	250	6,132
International Business Machines Corp.	6,900	812,820
NCR Corp. (a)	500	24,900
Network Appliance, Inc. (a)	980	26,372
QLogic Corp. (a)	440	5,918
Synaptics, Inc. (a)	260	12,418
Computers & Peripherals Total		4,625,056
Electronic Equipment & Instruments — 0.7%
Agilent Technologies, Inc. (a)	20,100	741,288
Amphenol Corp., Class A	640	25,446
Anixter International, Inc. (a)	540	44,523
Arrow Electronics, Inc. (a)	1,400	59,528
AU Optronics Corp., ADR	21,311	360,582
Benchmark Electronics, Inc. (a)	570	13,606
Brightpoint, Inc. (a)	1,190	17,862
Coherent, Inc. (a)	240	7,699
Daktronics, Inc.	1,110	30,214
FLIR Systems, Inc. (a)	319	17,669
Itron, Inc. (a)	144	13,402
Mettler-Toledo International, Inc. (a)	400	40,800
Motech Industries, Inc.	6,162	66,837
MTS Systems Corp.	330	13,728
NAM TAI Electronics, Inc.	890	11,196

	Par ($)	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment & Instruments — (continued)
Rofin-Sinar Technologies, Inc. (a)	149	10,461
Tech Data Corp. (a)	310	12,437
Tektronix, Inc.	820	22,747
Trimble Navigation Ltd. (a)	780	30,584
Tyco Electronics Ltd.	820	29,053
Vishay Intertechnology, Inc. (a)	990	12,900
Electronic Equipment & Instruments Total		1,582,562
Internet Software & Services — 1.1%
Digital River, Inc. (a)	420	18,795
eBay, Inc. (a)	17,700	690,654
Equinix, Inc. (a)	1,504	133,390
Google, Inc., Class A (a)(b)	2,537	1,439,164
j2 Global Communications, Inc. (a)	756	24,744
SAVVIS, Inc. (a)	619	24,005
SINA Corp. (a)	300	14,355
VeriSign, Inc. (a)	860	29,016
Internet Software & Services Total		2,374,123
IT Services — 0.1%
CACI International, Inc., Class A (a)	190	9,707
Cognizant Technology Solutions Corp., Class A (a)	650	51,850
CSG Systems International, Inc. (a)	347	7,374
DST Systems, Inc. (a)	330	28,317
Gartner, Inc. (a)	740	18,100
Global Payments, Inc.	740	32,723
Mastercard, Inc., Class A	250	36,993
MAXIMUS, Inc.	200	8,716
MPS Group, Inc. (a)	1,660	18,509
Paychex, Inc.	680	27,880
SRA International, Inc., Class A (a)	810	22,745
IT Services Total		262,914
Semiconductors & Semiconductor Equipment — 2.2%
Actel Corp. (a)	625	6,706
Advanced Energy Industries, Inc. (a)	340	5,134
Asyst Technologies, Inc. (a)	722	3,819
Atheros Communications, Inc. (a)	2,955	88,561
ATMI, Inc. (a)	150	4,463
Cabot Microelectronics Corp. (a)	140	5,985
Exar Corp. (a)	560	7,314

	Par ($)	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Fairchild Semiconductor International, Inc. (a)	14,740	275,343
Intel Corp.	44,300	1,145,598
Intersil Corp., Class A	19,000	635,170
KLA-Tencor Corp.	1,110	61,916
Lam Research Corp. (a)	1,240	66,042
Marvell Technology Group Ltd. (a)	2,240	36,669
MEMC Electronic Materials, Inc. (a)	1,332	78,402
Microchip Technology, Inc. (b)	4,200	152,544
Monolithic Power Systems, Inc. (a)	986	25,044
Netlogic Microsystems, Inc. (a)	984	35,532
NVIDIA Corp. (a)	25,995	942,059
ON Semiconductor Corp. (a)	2,284	28,687
Power Integrations, Inc. (a)	850	25,254
RF Micro Devices, Inc. (a)	1,090	7,336
SOITEC (a)	11,126	208,511
Spansion, Inc., Class A (a)	2,700	22,815
Standard Microsystems Corp. (a)	198	7,607
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	35,400	358,248
Tessera Technologies, Inc. (a)	1,137	42,638
Texas Instruments, Inc.	20,600	753,754
Varian Semiconductor Equipment Associates, Inc. (a)	92	4,924
Verigy Ltd. (a)	1,593	39,363
Semiconductors & Semiconductor Equipment Total		5,075,438
Software — 1.8%
ACI Worldwide, Inc. (a)	390	8,717
Activision, Inc. (a)	3,416	73,751
Adobe Systems, Inc. (a)	9,700	423,502
Advent Software, Inc. (a)	186	8,736
Amdocs Ltd. (a)	770	28,636
ANSYS, Inc. (a)	847	28,942
Aspen Technology, Inc. (a)	669	9,580
Autodesk, Inc. (a)	512	25,585
Cadence Design Systems, Inc. (a)	1,100	24,409
Captaris, Inc. (a)	1,160	6,136
CDC Corp., Class A (a)	3,150	23,090
Citrix Systems, Inc. (a)	6,121	246,799

	Par ($)	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
Concur Technologies, Inc. (a)	925	29,156
Electronic Arts, Inc. (a)	1,320	73,907
FactSet Research Systems, Inc.	1,160	79,518
Lawson Software, Inc. (a)	460	4,605
Macrovision Corp. (a)	1,052	25,911
McAfee, Inc. (a)	1,550	54,048
Micros Systems, Inc. (a)	160	10,411
Microsoft Corp.	41,160	1,212,574
MSC.Software Corp. (a)	900	12,258
NAVTEQ Corp. (a)	3,910	304,863
Nuance Communications, Inc. (a)	826	15,950
Oracle Corp. (a)	32,000	692,800
Progress Software Corp. (a)	1,176	35,633
Salesforce.com, Inc. (a)	700	35,924
Sybase, Inc. (a)	470	10,871
Synopsys, Inc. (a)	500	13,540
The9 Ltd., ADR (a)	9,170	316,273
THQ, Inc. (a)	2,234	55,805
VMware, Inc., Class A (a)(b)	3,071	261,035
Software Total		4,152,965
INFORMATION TECHNOLOGY TOTAL		23,262,407
MATERIALS — 3.1%
Chemicals — 1.9%
Agrium, Inc.	740	40,241
Air Products & Chemicals, Inc.	900	87,984
Albemarle Corp.	709	31,338
Dow Chemical Co. (b)	8,900	383,234
E.I. Du Pont de Nemours & Co.	5,100	252,756
Flotek Industries, Inc. (a)	197	8,698
H.B. Fuller Co.	780	23,150
Hercules, Inc.	990	20,810
Koppers Holdings, Inc.	280	10,811
Linde AG	5,525	685,151
Minerals Technologies, Inc.	230	15,410
Mitsubishi Rayon Co. Ltd.	75,000	529,134
Monsanto Co.	7,810	669,629
Potash Corp. of Saskatchewan, Inc.	850	89,845
PPG Industries, Inc.	875	66,106
Praxair, Inc.	4,700	393,672
Sensient Technologies Corp.	530	15,301

	Par ($)	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Chemicals — (continued)
Sumitomo Chemical Co., Ltd.	65,000	555,837
Terra Industries, Inc. (a)	470	14,692
Umicore	2,000	477,524
Chemicals Total		4,371,323
Construction Materials — 0.0%
Eagle Materials, Inc.	370	13,224
Martin Marietta Materials, Inc.	175	23,371
Vulcan Materials Co.	855	76,223
Construction Materials Total		112,818
Containers & Packaging — 0.1%
AptarGroup, Inc.	560	21,208
Crown Holdings, Inc. (a)	1,300	29,588
Greif, Inc., Class A	612	37,136
Greif, Inc., Class B	272	15,368
Packaging Corp. of America	2,100	61,047
Containers & Packaging Total		164,347
Metals & Mining — 0.8%
Alcoa, Inc. (b)	13,800	539,856
Allegheny Technologies, Inc.	738	81,143
Brush Engineered Materials, Inc. (a)	297	15,411
Carpenter Technology Corp.	273	35,493
Cleveland-Cliffs, Inc.	400	35,188
Freeport-McMoRan Copper & Gold, Inc. (c)	7,551	792,024
Haynes International, Inc. (a)	109	9,305
Kaiser Aluminum Corp.	210	14,820
Lundin Mining Corp. (a)	2,920	37,347
Metal Management, Inc.	377	20,434
Nucor Corp. (c)	2,600	154,622
RTI International Metals, Inc. (a)	240	19,022
Worthington Industries, Inc.	550	12,958
Metals & Mining Total		1,767,623
Paper & Forest Products — 0.3%
Glatfelter Co.	790	11,724
Mercer International, Inc. (a)	1,010	9,544

	Par ($)	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — (continued)
Weyerhaeuser Co. (b)(c)	7,650	553,095
Paper & Forest Products Total		574,363
MATERIALS TOTAL		6,990,474
TELECOMMUNICATION SERVICES — 2.5%
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	48,154	2,037,396
Cbeyond, Inc. (a)	1,360	55,474
Deutsche Telekom AG, Registered Shares	19,150	376,170
North Pittsburgh Systems, Inc.	380	9,029
Qwest Communications International, Inc. (a) (b)	42,500	389,300
Time Warner Telecom, Inc., Class A (a)(b)	10,475	230,136
Verizon Communications, Inc.	12,199	540,172
Warwick Valley Telephone Co.	500	7,000
Diversified Telecommunication Services Total		3,644,677
Wireless Telecommunication Services — 0.9%
American Tower Corp., Class A (a)	12,047	524,526
Leap Wireless International, Inc. (a)	620	50,450
MetroPCS Communications, Inc. (a)	1,830	49,922
Millicom International Cellular SA (a)	506	42,453
NII Holdings, Inc. (a)	8,290	681,024
Rogers Communications, Inc., Class B	740	33,692
Vodafone Group PLC	192,700	697,989
Wireless Telecommunication Services Total		2,080,056
TELECOMMUNICATION SERVICES TOTAL		5,724,733
UTILITIES — 2.1%
Electric Utilities — 0.9%
ALLETE, Inc.	270	12,085
American Electric Power Co., Inc.	1,800	82,944
Edison International	1,300	72,085
El Paso Electric Co. (a)	610	14,109
Entergy Corp.	2,929	317,182
Exelon Corp. (b)	3,300	248,688
FPL Group, Inc.	10,800	657,504
Hawaiian Electric Industries, Inc.	430	9,335
ITC Holdings Corp.	280	13,874
Maine & Maritimes Corp. (a)	110	3,115
MGE Energy, Inc.	370	12,373
Otter Tail Corp.	334	11,907

	Par ($)	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Electric Utilities — (continued)
Portland General Electric Co.	184	5,115
PPL Corp.	8,030	371,789
Reliant Energy, Inc. (a)	5,500	140,800
UIL Holdings Corp.	410	12,915
	Electric Utilities Total	1,985,820
Gas Utilities — 0.1%
AGL Resources, Inc.	900	35,658
Northwest Natural Gas Co.	320	14,624
Questar Corp.	750	39,398
WGL Holdings, Inc.	470	15,928
	Gas Utilities Total	105,608
Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc.	310	26,595
Mirant Corp. (a)	10,690	434,869
	Independent Power Producers & Energy Traders Total	461,464
Multi-Utilities — 0.8%
CH Energy Group, Inc.	460	21,988
PG&E Corp.	9,811	468,966
Public Service Enterprise Group, Inc.	6,086	535,507
Sempra Energy	1,200	69,744
Suez SA	12,600	741,936
Wisconsin Energy Corp.	1,000	45,030
	Multi-Utilities Total	1,883,171
Water Utilities — 0.1%
Epure International Ltd. (a)	218,000	321,617
	Water Utilities Total	321,617
	UTILITIES TOTAL	4,757,680

	Total Common Stocks (cost of $119,936,680)	142,927,664

Corporate Fixed-Income Bonds & Notes — 10.8%
BASIC MATERIALS — 0.5%
Chemicals — 0.2%
Huntsman International LLC
7.875% 11/15/14	200,000	213,000
Lyondell Chemical Co.
8.000% 09/15/14	25,000	27,500

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Chemicals — (continued)
8.250% 09/15/16	160,000	180,400
Chemicals Total		420,900
Forest Products & Paper — 0.1%
Georgia-Pacific Corp.
8.000% 01/15/24	205,000	199,875
Weyerhaeuser Co.
7.375% 03/15/32	175,000	175,589
Forest Products & Paper Total		375,464
Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	165,000	180,262
Vale Overseas Ltd.
6.875% 11/21/36	190,000	195,751
Metals & Mining Total		376,013
BASIC MATERIALS TOTAL		1,172,377
COMMUNICATIONS — 2.0%
Media — 0.8%
Charter Communications Holdings II LLC/ Charter Communications Holdings II/ Capital Corp.
10.250% 09/15/10	200,000	204,500
Comcast Cable Holdings LLC
9.875% 06/15/22	5,000	6,553
CSC Holdings, Inc.
7.625% 04/01/11	175,000	175,437
Dex Media West LLC
9.875% 08/15/13	55,000	58,506
EchoStar DBS Corp.
6.625% 10/01/14	175,000	175,875
Jones Intercable, Inc.
7.625% 04/15/08	350,000	354,241
Lamar Media Corp.
7.250% 01/01/13	190,000	190,950
News America, Inc.
6.550% 03/15/33	200,000	197,181
R.H. Donnelley, Inc.
8.875% 10/15/17(d)	180,000	182,700
10.875% 12/15/12	130,000	138,450

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Time Warner Cable, Inc.
6.550% 05/01/37(d)	250,000	245,245
Media Total		1,929,638
Telecommunication Services — 1.1%
AT&T, Inc.
5.100% 09/15/14	240,000	232,237
BellSouth Corp.
6.000% 10/15/11	2,000	2,049
Citizens Communications Co.
7.875% 01/15/27	230,000	224,250
Dobson Cellular Systems, Inc.
9.875% 11/01/12	200,000	216,000
France Telecom SA
7.750% 03/01/11	1,000	1,075
Intelsat Bermuda Ltd.
9.250% 06/15/16	190,000	197,125
Lucent Technologies, Inc.
6.450% 03/15/29	205,000	170,150
New Cingular Wireless Services, Inc.
8.125% 05/01/12	3,000	3,327
8.750% 03/01/31	153,000	193,705
Qwest Corp.
8.875% 03/15/12	200,000	218,250
Sprint Capital Corp.
6.125% 11/15/08	3,000	3,022
6.875% 11/15/28	200,000	193,020
8.750% 03/15/32	13,000	14,908
Telecom Italia Capital SA
7.200% 07/18/36	175,000	185,193
Telefonica Emisones SAU
5.984% 06/20/11	300,000	305,221
Telefonos de Mexico SAB de CV
4.500% 11/19/08	16,000	15,857
Vodafone Group PLC
5.000% 12/16/13	245,000	235,641

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Windstream Corp.
8.625% 08/01/16	200,000	213,250
Telecommunication Services Total		2,624,280
COMMUNICATIONS TOTAL		4,553,918
CONSUMER CYCLICAL — 1.1%
Apparel — 0.1%
Levi Strauss & Co.
9.750% 01/15/15	180,000	189,000
Apparel Total		189,000
Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co.
9.000% 07/01/15	185,000	197,488
Auto Parts & Equipment Total		197,488
Home Builders — 0.2%
D.R. Horton, Inc.
5.625% 09/15/14	290,000	246,536
K. Hovnanian Enterprises, Inc.
6.000% 01/15/10	40,000	31,200
6.375% 12/15/14	20,000	15,500
KB Home
5.875% 01/15/15	90,000	76,500
Home Builders Total		369,736
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.
6.875% 12/01/13	50,000	49,398
Leisure Time Total		49,398
Lodging — 0.3%
Harrah’s Operating Co., Inc.
5.625% 06/01/15	225,000	178,875
MGM Mirage
7.500% 06/01/16	190,000	188,812
Station Casinos, Inc.
6.625% 03/15/18	205,000	171,688
6.875% 03/01/16	20,000	17,400
Lodging Total		556,775
Retail — 0.4%
Couche-Tard US LP
7.500% 12/15/13	170,000	172,975
CVS Caremark Corp.
5.750% 06/01/17	185,000	180,570

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Home Depot, Inc.
5.875% 12/16/36	160,000	136,665
Macy’s Retail Holdings, Inc.
5.900% 12/01/16	205,000	196,179
Target Corp.
3.375% 03/01/08	3,000	2,975
Wal-Mart Stores, Inc.
4.125% 07/01/10	325,000	318,422
Retail Total		1,007,786
CONSUMER CYCLICAL TOTAL		2,370,183
CONSUMER NON-CYCLICAL — 1.4%
Beverages — 0.2%
Coca-Cola Enterprises, Inc.
5.750% 11/01/08	35,000	35,171
Cott Beverages, Inc.
8.000% 12/15/11	185,000	182,225
Diageo Capital PLC
3.375% 03/20/08	185,000	183,230
Beverages Total		400,626
Commercial Services — 0.3%
Ashtead Capital, Inc.
9.000% 08/15/16(d)	180,000	177,525
Corrections Corp. of America
7.500% 05/01/11	155,000	156,162
Iron Mountain, Inc.
7.750% 01/15/15	190,000	189,525
Service Corp. International
6.750% 04/01/16	5,000	4,844
United Rentals North America, Inc.
7.750% 11/15/13	200,000	206,000
Commercial Services Total		734,056
Food — 0.3%
ConAgra Foods, Inc.
6.750% 09/15/11	180,000	188,153
Kraft Foods, Inc.
6.500% 08/11/17	230,000	237,579

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — (continued)
Kroger Co.
6.200% 06/15/12	175,000	180,360
Smithfield Foods, Inc.
7.750% 07/01/17	185,000	189,625
Food Total		795,717
Healthcare Services — 0.3%
HCA, Inc.
9.250% 11/15/16(d)	60,000	63,750
PIK,
9.625% 11/15/16(d)	140,000	149,450
Tenet Healthcare Corp.
9.875% 07/01/14	200,000	183,000
UnitedHealth Group, Inc.
5.250% 03/15/11	200,000	200,929
Healthcare Services Total		597,129
Household Products/Wares — 0.1%
American Greetings Corp.
7.375% 06/01/16	175,000	169,750
Fortune Brands, Inc.
5.375% 01/15/16	165,000	156,473
Household Products/Wares Total		326,223
Pharmaceuticals — 0.2%
Omnicare, Inc.
6.750% 12/15/13	200,000	186,500
Wyeth
5.500% 02/01/14	195,000	193,909
Pharmaceuticals Total		380,409
CONSUMER NON-CYCLICAL TOTAL		3,234,160
ENERGY — 0.8%
Oil & Gas — 0.5%
Canadian Natural Resources Ltd.
5.700% 05/15/17	250,000	244,044
Chesapeake Energy Corp.
6.375% 06/15/15	175,000	171,719
Nexen, Inc.
5.875% 03/10/35	200,000	183,180
Talisman Energy, Inc.
6.250% 02/01/38	200,000	188,414
Valero Energy Corp.
6.875% 04/15/12	240,000	252,898
Oil & Gas Total		1,040,255

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 0.3%
Energy Transfer Partners LP
6.625% 10/15/36	175,000	165,034
MarkWest Energy Partners LP
8.500% 07/15/16	200,000	197,000
TEPPCO Partners LP
7.625% 02/15/12	10,000	10,726
TransCanada Pipelines Ltd.
6.350% 05/15/67	225,000	215,942
Williams Companies, Inc.
8.125% 03/15/12	125,000	134,688
Pipelines Total		723,390
ENERGY TOTAL		1,763,645
FINANCIALS — 3.3%
Banks — 1.0%
Capital One Financial Corp.
5.500% 06/01/15	315,000	300,124
HSBC Capital Funding LP
9.547% 12/31/49(d)(e)	300,000	328,960
Marshall & Ilsley Corp.
4.375% 08/01/09	215,000	213,069
National City Bank
4.625% 05/01/13	19,000	18,216
PNC Funding Corp.
5.625% 02/01/17	225,000	219,905
SunTrust Preferred Capital I
5.853% 12/15/11(e)	200,000	196,245
USB Capital IX
6.189% 04/15/49(e)	350,000	350,232
Wachovia Corp.
4.875% 02/15/14	350,000	337,115
Wells Fargo & Co.
5.125% 09/01/12	275,000	274,348
Banks Total		2,238,214
Diversified Financial Services — 1.8%
AGFC Capital Trust I
6.000% 01/15/67(d)(e)	250,000	234,260
American Express Co.
3.750% 11/20/07	3,000	2,996

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
American Express Credit Corp.
3.000% 05/16/08	150,000	148,198
CDX North America High Yield
7.625% 06/29/12(d)	270,000	260,887
CIT Group, Inc.
6.100% 03/15/67(e)	110,000	90,775
Citicorp Lease Pass-Through Trust
8.040% 12/15/19(d)	575,000	662,991
Credit Suisse First Boston USA, Inc.
4.875% 08/15/10	375,000	374,481
Ford Motor Credit Co.
7.375% 02/01/11	175,000	167,689
General Electric Capital Corp.
5.000% 01/08/16	85,000	82,366
GMAC LLC
8.000% 11/01/31	180,000	176,595
Goldman Sachs Group, Inc.
6.345% 02/15/34	360,000	335,435
HSBC Finance Corp.
5.000% 06/30/15	50,000	47,216
JPMorgan Chase Capital XVIII
6.950% 08/17/36	350,000	344,058
Lehman Brothers Holdings, Inc.
5.750% 07/18/11	250,000	250,787
MassMutual Global Funding II
2.550% 07/15/08(d)	6,000	5,878
Merrill Lynch & Co., Inc.
6.050% 08/15/12	250,000	256,330
Morgan Stanley
4.750% 04/01/14	40,000	37,573
6.750% 04/15/11	235,000	245,606
Principal Life Global Funding I
6.250% 02/15/12(d)	17,000	17,719
Residential Capital LLC
7.500% 04/17/13	185,000	149,387
SLM Corp.
5.375% 05/15/14	225,000	196,355
Diversified Financial Services Total		4,087,582
Insurance — 0.3%
American International Group, Inc.
2.875% 05/15/08	350,000	344,370

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — (continued)
Metlife, Inc.
6.400% 12/15/36	215,000	204,433
Prudential Financial, Inc.
4.500% 07/15/13	2,000	1,903
Insurance Total		550,706
Real Estate — 0.0%
ERP Operating LP
5.200% 04/01/13	1,000	967
Real Estate Total		967
Real Estate Investment Trusts (REITs) — 0.2%
Health Care Property Investors, Inc.
6.450% 06/25/12	209,000	214,700
Simon Property Group LP
5.750% 12/01/15	265,000	258,915
Real Estate Investment Trusts (REITs) Total		473,615
Savings & Loans — 0.0%
Washington Mutual, Inc.
4.625% 04/01/14	21,000	19,127
Savings & Loans Total		19,127
FINANCIALS TOTAL		7,370,211
INDUSTRIALS — 0.6%
Aerospace & Defense — 0.1%
L-3 Communications Corp.
6.375% 10/15/15	175,000	171,937
United Technologies Corp.
7.125% 11/15/10	25,000	26,500
Aerospace & Defense Total		198,437
Environmental Control — 0.1%
Allied Waste North America, Inc.
7.125% 05/15/16	200,000	204,500
Environmental Control Total		204,500
Machinery — 0.1%
Caterpillar Financial Services Corp.
3.625% 11/15/07	250,000	249,491
Machinery Total		249,491

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc.
6.300% 05/01/14(d)	185,000	181,300
Miscellaneous Manufacturing Total		181,300
Packaging & Containers — 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	185,000	191,012
Owens-Illinois, Inc.
7.500% 05/15/10	155,000	156,163
Packaging & Containers Total		347,175
Transportation — 0.1%
Burlington Northern Santa Fe Corp.
6.200% 08/15/36	175,000	169,954
Union Pacific Corp.
3.875% 02/15/09	25,000	24,486
Transportation Total		194,440
INDUSTRIALS TOTAL		1,375,343
TECHNOLOGY — 0.1%
Semiconductors — 0.1%
Freescale Semiconductor, Inc.
PIK,
9.125% 12/15/14	195,000	180,375
Semiconductors Total		180,375
TECHNOLOGY TOTAL		180,375
UTILITIES — 1.0%
Electric — 0.8%
AES Corp.
7.750% 03/01/14	175,000	177,625
CMS Energy Corp.
6.875% 12/15/15	20,000	20,128
Commonwealth Edison Co.
5.950% 08/15/16	275,000	274,060
Consolidated Edison Co. of New York
4.700% 06/15/09	7,000	6,970
Energy East Corp.
6.750% 06/15/12	1,000	1,050
Indiana Michigan Power Co.
5.650% 12/01/15	250,000	243,940
Intergen NV
9.000% 06/30/17(d)	180,000	189,000

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Nevada Power Co.
6.500% 04/15/12	30,000	30,866
NiSource Finance Corp.
5.400% 07/15/14	9,000	8,747
NRG Energy, Inc.
7.250% 02/01/14	20,000	20,050
7.375% 02/01/16	180,000	180,450
NY State Electric & Gas Corp.
5.750% 05/01/23	1,000	942
Pacific Gas & Electric Co.
5.800% 03/01/37	180,000	170,118
Progress Energy, Inc.
7.750% 03/01/31	250,000	288,031
Public Service Electric & Gas Co.
4.000% 11/01/08	5,000	4,942
Southern California Edison Co.
5.000% 01/15/14	300,000	291,647
Electric Total		1,908,566
Gas — 0.2%
Atmos Energy Corp.
6.350% 06/15/17	200,000	203,174
Sempra Energy
4.750% 05/15/09	225,000	223,231
Gas Total		426,405
UTILITIES TOTAL		2,334,971

Total Corporate Fixed-Income Bonds & Notes (cost of $24,706,542)		24,355,183

Mortgage-Backed Securities — 9.9%
Federal Home Loan Mortgage Corp.
5.500% 12/01/20	31,596	31,515
5.500% 01/01/21	528,345	527,178
5.500% 07/01/21	250,189	249,489
5.500% 08/01/21	744,633	742,550
5.500% 12/01/32	58,985	57,942
5.500% 08/01/35	139,525	136,789
5.500% 10/01/35	316,924	310,710
5.500% 11/01/35	850,261	833,588
6.000% 11/01/14	43,695	44,325

	Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
6.500% 05/01/11	21,674	22,208
6.500% 06/01/11	149,721	153,407
6.500% 03/01/26	85,213	87,357
6.500% 06/01/26	93,479	95,830
6.500% 03/01/27	26,591	27,260
6.500% 09/01/28	104,668	107,494
6.500% 06/01/31	262,187	268,681
6.500% 07/01/31	22,784	23,364
6.500% 11/01/32	18,677	19,122
6.500% 08/01/36	759,000	772,758
7.000% 04/01/29	7,702	8,009
7.000% 08/01/31	11,535	11,975
7.500% 07/01/15	1,706	1,774
7.500% 01/01/30	18,228	19,069
8.000% 09/01/15	7,750	8,173
12.000% 07/01/20	50,832	55,102
Federal National Mortgage Association
5.000% 05/01/37	1,202,966	1,147,648
5.000% 06/01/37	3,621,200	3,454,164
5.000% 07/01/37	772,249	736,627
5.500% 11/01/21	905,299	903,336
5.500% 05/01/36	1,241,590	1,216,348
5.500% 11/01/36	750,405	735,149
6.000% 07/01/31	23,917	24,089
6.000% 07/01/35	530,246	531,491
6.000% 02/01/36	152,706	152,960
6.000% 04/01/36	32,763	32,818
6.000% 09/01/36	467,868	468,647
6.000% 11/01/36	1,990,487	1,993,801
6.000% 07/01/37	1,434,115	1,436,260
6.000% 08/01/37	1,073,874	1,075,480
6.120% 10/01/08	220,078	221,025
6.500% 12/01/31	2,202	2,258
6.500% 05/01/33	4,598	4,713
6.500% 08/01/34	290,377	296,580
6.500% 04/01/36	343,199	349,497
6.500% 10/01/36	797,048	811,673
6.500% 12/01/36	362,520	369,172
6.500% 03/01/37	360,680	367,262
6.500% 06/01/37	628,842	640,317
7.000% 07/01/31	15,483	16,123
7.000% 07/01/32	10,954	11,398

	Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
7.000% 07/01/37	164,666	169,955
7.500% 09/01/15	11,839	12,247
7.500% 02/01/30	8,550	8,949
7.500% 08/01/31	31,877	33,335
8.000% 04/01/30	1,906	2,009
8.000% 05/01/30	6,433	6,780
Government National Mortgage Association
5.750% 07/20/25(e)	18,552	18,729
6.000% 03/15/29	2,694	2,720
6.500% 05/15/13	31,549	32,422
6.500% 05/15/24	23,342	23,946
6.500% 04/15/29	25,722	26,380
6.500% 05/15/29	15,515	15,912
7.000% 11/15/13	3,418	3,540
7.000% 06/15/31	3,611	3,780
7.000% 06/15/32	1,059	1,109
8.000% 03/15/26	253,809	269,871
9.000% 12/15/17	3,040	3,254

Total Mortgage-Backed Securities (cost of $22,158,999)		22,249,443
Government & Agency Obligations — 4.7%
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Province of Quebec
5.000% 07/17/09	500,000	504,765
United Mexican States
7.500% 04/08/33	273,000	324,051
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		828,816
U.S. GOVERNMENT AGENCIES — 2.3%
Federal Home Loan Bank
5.500% 08/13/14	1,225,000	1,273,767
Federal Home Loan Mortgage Corp.
5.500% 08/23/17	710,000	737,959
6.750% 03/15/31	20,000	23,958
Federal National Mortgage Association
5.250% 08/01/12	3,125,000	3,188,778
U.S. GOVERNMENT AGENCIES TOTAL		5,224,462
U.S. GOVERNMENT OBLIGATIONS — 2.0%
U.S. Treasury Bonds
5.375% 02/15/31	2,178,000	2,331,481
7.250% 05/15/16	915,000	1,089,208

	Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)

U.S. Treasury Notes
3.875% 02/15/13	1,100,000	1,081,695
U.S. GOVERNMENT OBLIGATIONS TOTAL		4,502,384

Total Government & Agency Obligations (cost of $10,277,849)		10,555,662
Collateralized Mortgage Obligations — 3.6%
AGENCY — 1.8%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	160,000	157,774
4.500% 03/15/21	180,000	175,987
4.500% 08/15/28	597,000	583,513
5.000% 12/15/15	210,242	210,185
6.000% 02/15/28	727,464	738,103
Federal National Mortgage Association
5.000% 07/25/15	1,500,000	1,497,174
5.000% 12/25/15	615,000	613,453
AGENCY TOTAL		3,976,189
NON - AGENCY — 1.8%
American Mortgage Trust
8.445% 09/27/22(e)	9,543	5,782
Bear Stearns Adjustable Rate Mortgage Trust
5.483% 02/25/47(e)	748,048	751,432
Countrywide Alternative Loan Trust
5.250% 03/25/35	64,809	64,112
5.250% 08/25/35	368,457	368,019
5.500% 10/25/35	659,962	657,541
JPMorgan Mortgage Trust
6.047% 10/25/36(e)	792,071	794,271
Rural Housing Trust
6.330% 04/01/26	1,453	1,451
WaMu Mortgage Pass-Through Certificates
5.717% 02/25/37(e)	1,247,271	1,247,225
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.500% 10/25/35	163,683	163,709

	Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Wells Fargo Alternative Loan Trust
5.500% 02/25/35	64,185	62,477
NON - AGENCY TOTAL		4,116,019

Total Collateralized Mortgage Obligations (cost of $8,209,154)		8,092,208
Commercial Mortgage-Backed Securities — 2.9%
Bear Stearns Commercial Mortgage Securities
4.680% 08/13/39(e)	32,000	30,981
5.449% 12/11/40(e)	170,000	167,166
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.366% 12/11/49(e)	310,000	302,929
Credit Suisse First Boston Mortgage Securities Corp.
4.577% 04/15/37	759,000	749,835
First Union - Chase Commercial Mortgage
6.645% 06/15/31	646,952	657,538
JPMorgan Chase Commercial Mortgage Securities Corp.
4.780% 07/15/42	200,000	188,511
5.447% 06/12/47	358,000	354,007
5.525% 04/15/43(e)	989,000	974,948
LB-UBS Commercial Mortgage Trust
5.084% 02/15/31	120,000	119,985
6.510% 12/15/26	2,750,000	2,863,289
Merrill Lynch Mortgage Trust
5.417% 11/12/37(e)	100,000	97,706
Morgan Stanley Capital I
4.970% 12/15/41	73,000	71,335
PNC Mortgage Acceptance Corp.
5.910% 03/12/34	15,405	15,516

Total Commercial Mortgage-Backed Securities (cost of $6,623,077)		6,593,746
Asset-Backed Securities — 0.5%
Citicorp Residential Mortgage Securities, Inc.
6.080% 06/25/37	340,000	342,490
Consumer Funding LLC
5.430% 04/20/15	510,000	516,813

	Par ($)	Value ($)
Asset-Backed Securities — (continued)
Ford Credit Auto Owner Trust
3.540% 11/15/08	81,043	80,832
Green Tree Financial Corp.
6.870% 01/15/29	100,594	103,792
Honda Auto Receivables Owner Trust
3.060% 10/21/09	44,604	44,552
Origen Manufactured Housing
3.380% 08/15/17	122,966	122,246

Total Asset-Backed Securities (cost of $1,222,270)		1,210,725
Convertible Bonds — 0.2%
CONSUMER DISCRETIONARY — 0.2%
Automobiles — 0.0%
Ford Motor Co.
4.250% 12/15/36	13,000	15,194
Automobiles Total		15,194
Media — 0.2%
Liberty Media Corp.
0.750% 03/30/23	437,000	482,338
Media Total		482,338
CONSUMER DISCRETIONARY TOTAL		497,532

Total Convertible Bonds (cost of $494,212)		497,532

	Shares
Preferred Stock — 0.1%
FINANCIALS — 0.1%
Insurance — 0.1%
Unipol Gruppo Finanziario SpA	95,700	300,083
Insurance Total		300,083
FINANCIALS TOTAL		300,083

Total Preferred Stock (cost of $332,673)		300,083
Convertible Preferred Stock — 0.1%
HEALTH CARE — 0.1%
Pharmaceuticals — 0.1%
Schering-Plough Corp.	900	249,300
Pharmaceuticals Total		249,300
HEALTH CARE TOTAL		249,300

Total Convertible Preferred Stock (cost of $238,671)		249,300

	Units	Value ($)
Right — 0.0%
FINANCIALS — 0.0%
Commercial Banks — 0.0%
Raiffeisen International Bank Expires 10/03/07	2,900	—
Commercial Banks Total		—
FINANCIALS TOTAL		—

Total Right (cost of $—)		—

	Shares
Investment Company — 0.0%
iShares Russell 2000 Growth Index Fund	200	17,028

Total Investment Company (cost of $16,342)		17,028
Securities Lending Collateral — 6.2%
State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 5.320%)	14,044,401	14,044,401

Total Securities Lending Collateral (cost of $14,044,401)		14,044,401

	Par ($)
Short-Term Obligations — 4.1%
REPURCHASE AGREEMENT — 3.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.810%, collateralized by U.S. Government Agency Obligations with various maturity dates to 11/15/30, market value of $9,029,600 (repurchase proceeds $8,834,540)	8,831,000	8,831,000
REPURCHASE AGREEMENT TOTAL		8,831,000
U.S. GOVERNMENT OBLIGATION — 0.2%
U.S. Treasury Bill
4.700% 12/20/07(f)	300,000	297,349
U.S. GOVERNMENT OBLIGATION TOTAL		297,349

Total Short-Term Obligations (cost of $9,128,349)		9,128,349

Total Investments — 106.3% (cost of $217,389,219)(h)(i)		240,221,324

Other Assets & Liabilities, Net — (6.3)%		(14,192,247)

Net Assets — 100.0%		226,029,077

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 is $13,748,675.

(c)	All or a portion of this security is pledged as collateral for open written options contracts.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $2,699,665, which represents 1.2% of net assets.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

(f)	The rate shown represents the annualized yield at the date of purchase.

(g)	Investment made with cash collateral received from securities lending activity.

(h)	Cost for federal income tax purposes is $217,503,900.

(i)	Unrealized appreciation and depreciation at September 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$26,502,047	$(3,784,623)	$22,717,424

For the nine months ended September 30, 2007, transactions in written option contracts  were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2006	—	—
Options written	108	$18,647
Options terminated in closing	—	—
purchase transactions	(6)	(2,177)
Options exercised	(20)	(2,688)
Options expired	(14)	(1,560)
Options outstanding at September 30, 2007	(68)	$(12,222)

At September 30, 2007, the Fund held the following written call options:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Value
Ambac Financial Group Inc	65.0	9	Oct-2007	$1,350
Freeport McMoran Copper Gold	95.0	6	Oct-2007	6,660
Goodrich Corp	65.0	9	Oct-2007	3,060
Nucor Corp.	60.0	26	Oct-2007	5,980
PMI Group Inc.	35.0	2	Oct-2007	80
State Street Corporation	65.0	9	Oct-2007	3,870
Weyerhaeuser	70.0	7	Oct-2007	2,800
Total written call options (proceeds $12,222)				$23,800

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Federal Securities Fund, Variable Series

		Par ($)	Value ($)*
Government & Agency Obligations — 51.5%
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Inter-American Development Bank
	8.875% 06/01/09	125,000	133,281
Province of Manitoba
	5.500% 10/01/08	50,000	50,515
Province of New Brunswick
	3.500% 10/23/07(a)	50,000	49,980
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			233,776
U.S. GOVERNMENT AGENCIES — 3.5%
AID-Israel
	5.500% 04/26/24	2,000,000	2,107,268
Federal Home Loan Bank
	5.375% 07/17/09(a)	2,000,000	2,032,676
Federal Home Loan Mortgage Corp.
	5.875% 03/21/11	180,000	188,115
	6.250% 07/15/32	100,000	113,615
	6.750% 03/15/31(a)	265,000	317,443
U.S. GOVERNMENT AGENCIES TOTAL			4,759,117
U.S. GOVERNMENT OBLIGATIONS — 47.8%
U.S. Treasury Bonds
	5.250% 11/15/28(a)	2,200,000	2,305,875
	5.500% 08/15/28(a)	4,610,000	4,975,919
	6.750% 08/15/26(a)	5,820,000	7,136,775
	6.875% 08/15/25(a)(b)	4,112,000	5,071,897
	7.125% 02/15/23(a)	1,633,000	2,026,706
U.S. Treasury Notes
	5.000% 02/15/11(a)	21,030,000	21,662,540
	5.750% 08/15/10(a)	18,084,000	18,921,796
	6.000% 08/15/09(a)	3,510,000	3,638,059
U.S. GOVERNMENT OBLIGATIONS TOTAL			65,739,567
	Total Government & Agency Obligations (cost of $68,829,237)		70,732,460
Mortgage-Backed Securities — 42.9%
Federal Home Loan Mortgage Corp.
	5.500% 08/01/17	65,019	65,031
	5.500% 12/01/17	28,475	28,480
	6.000% 04/01/32	24,159	24,326
	7.000% 06/01/16	12,361	12,813
	7.000% 01/01/26	36,933	38,405

1

		Par ($)	Value ($)*
Mortgage-Backed Securities — (continued)
	7.500% 02/01/23	27,077	28,385
	7.500% 05/01/24	8,262	8,669
	10.500% 02/01/19	6,245	7,200
	10.750% 11/01/09	4,787	4,885
	11.250% 10/01/09	732	768
	11.250% 07/01/13	2,996	3,143
	12.000% 07/01/13	2,416	2,707
	12.000% 07/01/20	36,599	39,673
	TBA,
	6.000% 10/11/37(c)	6,900,000	6,906,472
Federal National Mortgage Association
	6.000% 08/01/22	31,961	32,282
	6.000% 12/01/23	140,308	141,392
	6.000% 02/01/24	84,285	85,118
	6.000% 03/01/24	17,299	17,470
	6.000% 10/01/36	7,108,758	7,120,595
	6.500% 03/01/09	766	775
	6.500% 11/01/23	13,867	14,228
	6.500% 01/01/24	26,956	27,660
	6.500% 08/01/25	40,482	41,532
	6.500% 12/01/25	8,667	8,892
	6.500% 01/01/26	23,843	24,464
	6.500% 10/01/28	1,084,631	1,114,256
	6.500% 08/01/31	5,520	5,658
	6.500% 10/01/36	3,750,736	3,819,562
	6.500% 11/01/36	11,345,319	11,553,506
	7.000% 07/01/11	57,744	59,500
	7.000% 03/01/15	10,798	11,171
	7.000% 03/01/29	110,684	115,311
	7.500% 11/01/29	73,454	77,005
	8.500% 05/01/30	201,025	215,855
	9.000% 05/01/12	3,657	3,814
	9.000% 05/01/20	6,878	7,275
	10.000% 03/01/16	12,443	13,036
	12.250% 09/01/12	14,677	16,161
	TBA:
	5.500% 10/11/37(c)	11,000,000	10,773,125
	6.000% 10/11/37(c)	6,500,000	6,508,125
Government National Mortgage Association
	5.750% 07/20/22(d)	22,217	22,412
	5.750% 07/20/25(d)	37,103	37,458

2

		Par ($)	Value ($)*
Mortgage-Backed Securities — (continued)
	6.000% 03/15/29	667,925	674,363
	6.000% 04/15/29	208,647	210,659
	6.000% 05/15/29	134,734	136,033
	6.000% 06/15/29	226,460	228,644
	6.000% 08/15/29	82,271	83,064
	6.500% 10/15/13	20,241	20,801
	6.500% 07/15/24	53,688	55,075
	6.500% 03/15/28	899,887	923,421
	7.000% 09/15/29	26,662	27,939
	7.500% 10/15/27	8,964	9,417
	7.500% 09/15/29	9,599	10,076
	8.000% 04/15/08	1,417	1,423
	8.000% 07/15/08	2,738	2,776
	8.500% 04/15/30	455	490
	9.000% 06/15/16	11,903	12,762
	9.000% 11/15/16	2,508	2,689
	9.000% 01/15/17	1,951	2,097
	9.000% 03/15/17	9,404	10,111
	9.000% 01/15/20	5,329	5,753
	9.500% 06/15/09	974	1,009
	9.500% 07/15/09	964	998
	9.500% 08/15/09	1,179	1,220
	9.500% 09/15/09	8,835	9,144
	9.500% 10/15/09	17,042	17,641
	9.500% 11/15/09	4,267	4,417
	9.500% 12/15/09	1,380	1,428
	9.500% 11/15/10	1,731	1,812
	9.500% 08/15/17	248,754	268,755
	9.500% 08/15/22	2,562	2,812
	10.000% 11/15/09	8,559	8,902
	10.000% 06/15/10	127	135
	10.000% 10/15/10	4,169	4,412
	10.000% 11/15/19	7,833	8,874
	11.500% 04/15/13	26,510	29,815
	11.500% 05/15/13	14,131	15,893
	TBA,
	6.500% 10/11/37(c)	7,000,000	7,153,125
	Total Mortgage-Backed Securities (cost of $58,847,913)		58,986,580
Asset-Backed Securities — 6.3%
Chase Funding Mortgage Loan
	5.638% 11/25/31	954,431	803,947
	6.448% 09/25/30	824,435	663,908
	6.975% 02/25/32	1,141,453	1,003,427

3

		Par ($)	Value ($)*
Asset-Backed Securities — (continued)

Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37	550,000	536,443
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	300,000	298,004
JPMorgan Mortgage Acquisition Corp.
	5.784% 01/25/37	1,060,000	1,030,264
MBNA Credit Card Master Note Trust
	4.450% 08/15/16(e)	1,000,000	934,101
Mid-State Trust
	7.340% 07/01/35	734,618	786,384
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33	316,510	296,065
	5.600% 12/25/33	678,632	632,491
Small Business Administration Participation Certificates
	5.360% 11/01/26	982,170	985,217
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	700,000	701,115
	Total Asset-Backed Securities (cost of $9,298,799)		8,671,366
Commercial Mortgage-Backed Securities — 3.9%
Asset Securitization Corp.
	6.750% 02/14/43	526,227	526,813
JPMorgan Commercial Mortgage Finance Corp.
	7.400% 07/15/31	1,660,579	1,702,873
LB Commercial Conduit Mortgage Trust
	6.590% 02/18/30	1,500,000	1,500,034
	6.210% 10/15/35	1,639,159	1,649,810
Structured Asset Securities Corp., I.O.
	2.156% 02/25/28(d)	933,831	22,119
	Total Commercial Mortgage-Backed Securities (cost of $5,314,814)		5,401,649
Collateralized Mortgage Obligations — 2.9%
AGENCY — 1.2%
Federal Home Loan Mortgage Corp.
	6.000% 05/15/29	1,555,000	1,580,686

4

		Par ($)	Value ($)*
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
Federal National Mortgage Association
	9.250% 03/25/18	34,657	37,455
AGENCY TOTAL			1,618,141
NON - AGENCY — 1.7%
American Mortgage Trust
	8.445% 09/27/22	3,605	2,184
Citicorp Mortgage Securities, Inc.
	10.000% 08/25/17	4,732	4,720
Citigroup Mortgage Loan Trust, Inc.
	5.823% 11/25/36(d)	837,976	841,246
Comfed Savings Bank
	8.933% 01/25/18(d)(f)	11,990	600
First Horizon Asset Securities, Inc.
	5.372% 11/25/33(d)	849,687	704,598
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(g)	439,718	465,944
Nomura Asset Acceptance Corp.
	6.664% 05/25/36	780,000	390,000
Rural Housing Trust
	6.330% 04/01/26	7,264	7,254
NON - AGENCY TOTAL			2,416,546
	Total Collateralized Mortgage Obligations (cost of $4,458,876)		4,034,687
Corporate Fixed-Income Bonds & Notes — 0.6%
FINANCIALS — 0.5%
Banks — 0.3%
Bank of America Corp.
	4.875% 01/15/13(a)(e)	175,000	170,826
Sovereign Bank
	5.125% 03/15/13	100,000	95,315
U.S. Bancorp
	3.125% 03/15/08	150,000	148,372
Banks Total			414,513
Diversified Financial Services — 0.2%
General Electric Capital Corp.
	6.750% 03/15/32(a)	100,000	110,097
Goldman Sachs Group, Inc.
	4.125% 01/15/08(a)	50,000	49,794
Household Finance Corp.
	4.625% 01/15/08(a)	50,000	49,882

5

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
JPMorgan Chase & Co.
	7.875% 06/15/10	125,000	133,396
Diversified Financial Services Total			343,169
FINANCIALS TOTAL			757,682
UTILITIES — 0.1%
Electric — 0.1%
Hydro Quebec
	8.500% 12/01/29	75,000	102,195
Electric Total			102,195
UTILITIES TOTAL			102,195
	Total Corporate Fixed-Income Bonds & Notes (cost of $844,577)		859,877

		Shares
Securities Lending Collateral — 28.6%
	State Street Navigator Securities Lending Prime Portfolio (h) (7 day yield of 5.320%)	39,348,058	39,348,058

	Total Securities Lending Collateral (cost of $39,348,058)		39,348,058

		Par($)
Short-Term Obligation — 9.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.810%, collateralized by a U.S. Government Agency Obligation maturing 09/04/12, market value of $13,105,800 (repurchase proceeds $12,850,149)	12,845,000	12,845,000
	Total Short-Term Obligation (cost of $12,845,000)		12,845,000

6

Total Investments — 146.2% (cost of $199,787,274)(i)(j)	200,879,677

Other Assets & Liabilities, Net — (46.2)%	(63,450,093)

Net Assets — 100.0%	137,429,584

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 is $38,634,803.

(b)	A portion of this security with a market value of $246,688 is pledged as collateral for open futures contracts.

(c)	Security purchased on a delayed delivery basis.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

(e)	Investments in affiliates during the nine months ended September 30, 2007:

Security name: Bank of America Corp., 4.875% 01/15/13

Par as of 12/31/06:	$175,000
Par purchased:	—
Par sold:	—
Par as of 9/30/07:	$175,000
Interest income earned:	$6,398
Value at end of period:	$170,826
Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16
Par as of 12/31/06:	$1,000,000
Par purchased:	—
Par sold:	—
Par as of 9/30/07:	$1,000,000
Interest income earned:	$33,375
Value at end of period:	$934,101

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

7

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of this security, which is not illiquid, represents 0.3% of net assets.

(h)	Investment made with cash collateral received from securities lending activity.

(i)	Cost for federal income tax purposes is $201,252,520.

(j)	Unrealized appreciation and depreciation at September 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	(Depreciation)
$1,940,665	$(2,313,508)	$(372,843)

At September 30, 2007, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	120	$13,113,750	$13,107,109	Dec -2007	$6,641

Acronym	Name

I.O.	Interest Only
TBA	To Be Announced

8

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia International Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 97.0%
CONSUMER DISCRETIONARY — 9.9%
Auto Components — 2.2%
	Continental AG	3,158	436,526
	Denso Corp.	12,600	472,947
	Stanley Electric Co., Ltd.	16,300	391,200
Auto Components Total			1,300,673
Automobiles — 2.5%
	Dongfeng Motor Group Co., Ltd., Series H	464,000	404,100
	Peugeot SA	6,255	516,184
	Toyota Motor Corp.	9,300	544,422
Automobiles Total			1,464,706
Hotels, Restaurants & Leisure — 1.3%
	Genting Berhad	126,900	300,168
	Paddy Power PLC	13,827	484,603
Hotels, Restaurants & Leisure Total			784,771
Household Durables — 0.9%
	JM AB	7,200	173,479
	Matsushita Electric Industrial Co., Ltd.	18,000	336,125
Household Durables Total			509,604
Leisure Equipment & Products — 0.8%
	Nikon Corp.	13,000	444,336
Leisure Equipment & Products Total			444,336
Media — 1.2%
	Vivendi	16,308	687,789
Media Total			687,789
Textiles, Apparel & Luxury Goods — 1.0%
	Nisshinbo Industries, Inc.	43,000	595,184
Textiles, Apparel & Luxury Goods Total			595,184
CONSUMER DISCRETIONARY TOTAL			5,787,063
CONSUMER STAPLES — 7.2%
Beverages — 2.1%
	Fomento Economico Mexicano SAB de CV, ADR	14,467	541,066
	Heineken NV	10,403	682,586
Beverages Total			1,223,652
Food & Staples Retailing — 1.4%
	Massmart Holdings Ltd.	38,093	458,903
	Metro, Inc., Class A	10,582	372,362
Food & Staples Retailing Total			831,265

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 1.8%
	China Milk Products Group Ltd.	296,000	258,377
	Toyo Suisan Kaisha Ltd.	16,000	300,415
	Unilever PLC	15,722	497,056
Food Products Total			1,055,848
Tobacco — 1.9%
	Imperial Tobacco Group PLC	7,305	334,910
	Japan Tobacco, Inc.	137	752,629
Tobacco Total			1,087,539
CONSUMER STAPLES TOTAL			4,198,304
ENERGY — 7.8%
Energy Equipment & Services — 0.9%
	TGS Nopec Geophysical Co. ASA (a)	26,600	542,205
Energy Equipment & Services Total			542,205
Oil, Gas & Consumable Fuels — 6.9%
	BP PLC	68,098	787,728
	PetroChina Co., Ltd., Class H	334,000	619,636
	Royal Dutch Shell PLC, Class B	10,528	431,813
	Statoil ASA	14,300	487,023
	Total SA	15,269	1,235,428
	Yanzhou Coal Mining Co., Ltd., Class H	220,000	448,926
Oil, Gas & Consumable Fuels Total			4,010,554
ENERGY TOTAL			4,552,759
FINANCIALS — 26.2%
Capital Markets — 3.0%
	Credit Suisse Group, Registered Shares	11,857	786,440
	Deutsche Bank AG, Registered Shares	5,988	771,070
	UBS AG, Registered Shares	4,074	218,856
Capital Markets Total			1,776,366
Commercial Banks — 16.0%
	ABN AMRO Holding NV	7,635	400,923
	Australia & New Zealand Banking Group Ltd.	13,304	349,841
	Banco Bilbao Vizcaya Argentaria SA	36,610	857,439
	Banco Santander Central Hispano SA	53,124	1,028,149
	Bank of Ireland	23,161	428,823
	Barclays PLC	61,427	746,886
	BNP Paribas	7,638	834,775
	Bumiputra-Commerce Holdings Berhad	68,000	212,862

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	DBS Group Holdings Ltd.	25,000	361,922
	HBOS PLC	19,513	364,740
	HSBC Holdings PLC	38,782	717,384
	Industrial Bank of Korea	14,910	320,605
	Mizuho Financial Group, Inc.	65	368,366
	Societe Generale	4,432	742,753
	Swedbank AB, Class A	9,900	330,650
	United Overseas Bank Ltd.	46,000	683,263
	Westpac Banking Corp.	22,378	564,608
Commercial Banks Total			9,313,989
Consumer Finance — 0.5%
	ORIX Corp.	1,220	275,942
Consumer Finance Total			275,942
Diversified Financial Services — 1.3%
	Fortis	11,909	350,415
	ING Groep NV	9,202	408,076
Diversified Financial Services Total			758,491
Insurance — 4.8%
	Aviva PLC	25,945	390,350
	Axis Capital Holdings Ltd. (b)	11,358	441,940
	Baloise Holding AG, Registered Shares	4,580	463,085
	Brit Insurance Holdings PLC	82,217	573,927
	Milano Assicurazioni SpA	38,648	323,336
	Swiss Reinsurance, Registered Shares	6,564	584,154
Insurance Total			2,776,792
Real Estate Management & Development — 0.6%
	Swire Pacific Ltd., Class A	31,500	381,800
Real Estate Management & Development Total			381,800
FINANCIALS TOTAL			15,283,380
HEALTH CARE — 7.5%
Pharmaceuticals — 7.5%
	AstraZeneca PLC	14,895	745,176
	Biovail Corp.	25,169	437,186
	Kyowa Hakko Kogyo Co., Ltd.	24,000	246,255
	Novartis AG, Registered Shares	19,848	1,092,268
	Novo-Nordisk A/S, Class B	2,000	241,968
	Ono Pharmaceutical Co., Ltd.	6,000	321,090
	Roche Holding AG, Genusschein Shares	4,055	734,832

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Takeda Pharmaceutical Co., Ltd.	7,600	533,571
Pharmaceuticals Total			4,352,346
HEALTH CARE TOTAL			4,352,346
INDUSTRIALS — 9.4%
Aerospace & Defense — 1.0%
	MTU Aero Engines Holding AG	6,492	395,488
	Rolls-Royce Group PLC (a)	18,070	193,031
Aerospace & Defense Total			588,519
Airlines — 0.4%
	British Airways PLC (a)	31,497	247,042
Airlines Total			247,042
Building Products — 0.8%
	Geberit AG, Registered Shares	3,475	454,578
Building Products Total			454,578
Commercial Services & Supplies — 0.9%
	Randstad Holding NV	9,351	505,494
Commercial Services & Supplies Total			505,494
Construction & Engineering — 0.6%
	Peab AB	23,000	248,664
	Peab Industri AB, B Shares (a)	11,700	108,937
Construction & Engineering Total			357,601
Industrial Conglomerates — 1.0%
	Keppel Corp., Ltd.	62,000	598,487
Industrial Conglomerates Total			598,487
Machinery — 3.2%
	Georg Fischer AG, Registered Shares (a)	624	429,602
	Komatsu Ltd.	12,700	423,937
	Mori Seiki Co., Ltd.	9,100	234,076
	SKF AB, Class B	19,000	400,286
	Volvo AB, Class B	23,100	402,421
Machinery Total			1,890,322
Trading Companies & Distributors — 1.5%
	Hitachi High-Technologies Corp.	9,400	214,638

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — (continued)
	Itochu Corp.	52,000	629,795
Trading Companies & Distributors Total			844,433
INDUSTRIALS TOTAL			5,486,476
INFORMATION TECHNOLOGY — 9.3%
Communications Equipment — 2.2%
	Nokia Oyj	33,468	1,266,246
Communications Equipment Total			1,266,246
Electronic Equipment & Instruments — 1.8%
	FUJIFILM Holdings Corp.	14,600	671,105
	Kyocera Corp.	3,800	355,081
Electronic Equipment & Instruments Total			1,026,186
Internet Software & Services — 1.1%
	United Internet AG, Registered Shares	29,359	660,643
Internet Software & Services Total			660,643
IT Services — 0.6%
	CGI Group, Inc., Class A (a)	30,000	343,538
IT Services Total			343,538
Office Electronics — 1.8%
	Brother Industries Ltd.	39,400	502,700
	Canon, Inc.	10,700	579,620
Office Electronics Total			1,082,320
Semiconductors & Semiconductor Equipment — 1.2%
	Infineon Technologies AG (a)	25,483	438,382
	Verigy Ltd. (a)	10,858	268,301
Semiconductors & Semiconductor Equipment Total			706,683
Software — 0.6%
	Nintendo Co., Ltd.	700	362,369
Software Total			362,369
INFORMATION TECHNOLOGY TOTAL			5,447,985
MATERIALS — 10.0%
Chemicals — 3.5%
	BASF AG	6,455	890,903
	Linde AG	4,066	504,222
	Shin-Etsu Chemical Co., Ltd.	9,300	639,773
Chemicals Total			2,034,898
Construction Materials — 0.8%
	Ciments Francais SA	2,720	478,103
Construction Materials Total			478,103

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 5.7%
	BHP Biliton PLC	14,599	518,495
	JFE Holdings, Inc.	7,700	542,666
	Rio Tinto PLC	4,892	419,449
	Salzgitter AG	3,134	614,930
	SSAB Svenskt Stal AB, Series A	16,600	614,116
	Yamato Kogyo Co., Ltd.	12,500	597,104
Metals & Mining Total			3,306,760
MATERIALS TOTAL			5,819,761
TELECOMMUNICATION SERVICES — 5.4%
Diversified Telecommunication Services — 3.4%
	Bezeq Israeli Telecommunication Corp., Ltd.	255,006	438,751
	Chunghwa Telecom Co., Ltd., ADR	19,099	352,955
	Nippon Telegraph & Telephone Corp.	63	293,979
	Telefonica O2 Czech Republic AS	19,825	559,862
	Telekomunikacja Polska SA	38,309	304,716
Diversified Telecommunication Services Total			1,950,263
Wireless Telecommunication Services — 2.0%
	China Mobile Ltd.	32,000	523,786
	KDDI Corp.	49	362,557
	Philippine Long Distance Telephone Co., ADR	4,347	279,686
Wireless Telecommunication Services Total			1,166,029
TELECOMMUNICATION SERVICES TOTAL			3,116,292
UTILITIES — 4.3%
Electric Utilities — 3.9%
	British Energy Group PLC	61,168	668,297
	E.ON AG	5,930	1,096,736
	Tenaga Nasional Bhd	172,100	476,124
Electric Utilities Total			2,241,157
Gas Utilities — 0.4%
	Tokyo Gas Co., Ltd.	54,000	250,741
Gas Utilities Total			250,741
UTILITIES TOTAL			2,491,898
	Total Common Stocks (cost of $42,257,550)		56,536,264

6

		Shares	Value ($)
Investment Company — 1.8%
	iShares MSCI EAFE Index Fund	12,470	1,029,523

	Total Investment Company (cost of $1,025,670)		1,029,523

	Total Investments — 98.8% (cost of $43,283,220)(c)(d)		57,565,787

	Other Assets & Liabilities, Net — 1.2%		728,462

	Net Assets — 100.0%		58,294,249

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other investment companies are valued at net asset value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their “fair value” using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	Non-income producing security.

(b)	All or a portion of this security pledged as collateral for written option contracts. At September 30, 2007, the total market value of securities pledged amounted to $439,683.

(c)	Cost for federal income tax purposes is $43,283,220.

(d)	Unrealized appreciation and depreciation at September 30, 2007 based on cost of investments for federal income tax purposes was:

7

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$15,189,982	$(907,415)	$14,282,567

At September 30, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Appreciation
AUD	$2,828,275	$2,668,379	12/18/07	$159,896
AUD	116,739	115,184	12/18/07	1,555
DKK	287,207	279,925	12/18/07	7,282
EUR	2,586,214	2,518,322	12/18/07	67,892
EUR	398,428	393,884	12/18/07	4,544
EUR	291,324	288,803	12/18/07	2,521
GBP	5,355,131	5,236,973	12/18/07	118,158
NZD	57,913	56,864	12/18/07	1,049
				$362,897

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$1,156,247	$1,117,394	12/18/07	$(38,853)
CHF	1,141,051	1,120,679	12/18/07	(20,372)
CZK	572,585	559,131	12/18/07	(13,454)
GBP	114,373	112,414	12/18/07	(1,959)
ILS	398,355	391,955	12/18/07	(6,400)
JPY	338,290	339,717	12/18/07	1,427
JPY	174,085	173,176	12/18/07	(909)
KRW	339,687	334,251	12/18/07	(5,436)
MXN	340,726	334,196	12/18/07	(6,530)
MYR	1,024,677	1,002,304	12/18/07	(22,373)
NOK	408,171	391,529	12/18/07	(16,642)
PLN	345,771	334,530	12/18/07	(11,241)
SEK	869,903	836,887	12/18/07	(33,016)
SGD	964,826	946,530	12/18/07	(18,296)
TWD	340,278	333,313	12/18/07	(6,965)
TWD	116,599	115,031	12/18/07	(1,568)
				$(202,587)

For the nine months ended September 30, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium received

Options outstanding at December 31, 2006	—	$—
Options written	170	13,725
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(57)	(2,696)
Options outstanding at September 30, 2007	113	$11,029

At September 30, 2007, the Fund held the following written call option contracts:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Axis Capital Holdings Ltd.	$40	113	12/22/07	$11,029	$16,385
Total written call options (proceeds $11,029)					$16,385

8

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

9

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 99.8%
CONSUMER DISCRETIONARY — 11.6%
Auto Components — 0.5%
	Goodyear Tire & Rubber Co. (a)(b)	18,100	550,421
Auto Components Total			550,421
Diversified Consumer Services — 1.3%
	Apollo Group, Inc., Class A (a)	24,100	1,449,615
Diversified Consumer Services Total			1,449,615
Hotels, Restaurants & Leisure — 1.8%
	Las Vegas Sands Corp. (a)(b)	5,994	799,720
	Starwood Hotels & Resorts Worldwide, Inc.	19,500	1,184,625
Hotels, Restaurants & Leisure Total			1,984,345
Household Durables — 0.5%
	Sony Corp., ADR (b)	12,800	615,168
Household Durables Total			615,168
Internet & Catalog Retail — 1.1%
	Amazon.com, Inc. (a)	13,000	1,210,950
Internet & Catalog Retail Total			1,210,950
Media — 1.2%
	Viacom, Inc., Class B (a)	35,500	1,383,435
Media Total			1,383,435
Multiline Retail — 2.0%
	Nordstrom, Inc. (b)	19,600	919,044
	Target Corp.	21,500	1,366,755
Multiline Retail Total			2,285,799
Specialty Retail — 1.4%
	GameStop Corp., Class A (a)	18,100	1,019,935
	OfficeMax, Inc.	17,300	592,871
Specialty Retail Total			1,612,806
Textiles, Apparel & Luxury Goods — 1.8%
	NIKE, Inc., Class B	22,600	1,325,716
	Polo Ralph Lauren Corp.	9,100	707,525
Textiles, Apparel & Luxury Goods Total			2,033,241
CONSUMER DISCRETIONARY TOTAL			13,125,780
CONSUMER STAPLES — 10.9%
Beverages — 4.5%
	Coca-Cola Co.	21,200	1,218,364
	Diageo PLC, ADR	12,700	1,114,171
	Fomento Economico Mexicano SAB de CV, ADR	16,700	624,580

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Beverages — (continued)
	PepsiCo, Inc.	28,800	2,109,888
Beverages Total			5,067,003
Food & Staples Retailing — 3.3%
	Costco Wholesale Corp.	13,800	846,906
	CVS Caremark Corp.	42,300	1,676,349
	Kroger Co.	43,600	1,243,472
Food & Staples Retailing Total			3,766,727
Household Products — 2.2%
	Colgate-Palmolive Co.	18,400	1,312,288
	Procter & Gamble Co.	16,100	1,132,474
Household Products Total			2,444,762
Personal Products — 0.9%
	Avon Products, Inc.	26,900	1,009,557
Personal Products Total			1,009,557
CONSUMER STAPLES TOTAL			12,288,049
ENERGY — 7.7%
Energy Equipment & Services — 4.1%
	GlobalSantaFe Corp.	7,700	585,354
	Halliburton Co.	35,100	1,347,840
	Schlumberger Ltd. (b)	10,700	1,123,500
	Transocean, Inc. (a)	13,900	1,571,395
Energy Equipment & Services Total			4,628,089
Oil, Gas & Consumable Fuels — 3.6%
	Devon Energy Corp.	10,300	856,960
	Hess Corp. (b)	23,600	1,570,108
	Southwestern Energy Co. (a)	15,600	652,860
	XTO Energy, Inc.	16,500	1,020,360
Oil, Gas & Consumable Fuels Total			4,100,288
ENERGY TOTAL			8,728,377
FINANCIALS — 5.6%
Capital Markets — 2.0%
	Goldman Sachs Group, Inc.	10,600	2,297,444
Capital Markets Total			2,297,444
Consumer Finance — 1.4%
	American Express Co.	26,400	1,567,368
Consumer Finance Total			1,567,368
Diversified Financial Services — 1.2%
	CME Group, Inc.	2,300	1,350,905
Diversified Financial Services Total			1,350,905

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 1.0%
	ACE Ltd.	18,800	1,138,716
Insurance Total			1,138,716
FINANCIALS TOTAL			6,354,433
HEALTH CARE — 16.8%
Biotechnology — 3.1%
	BioMarin Pharmaceuticals, Inc. (a)(b)	30,700	764,430
	Celgene Corp. (a)(b)	17,700	1,262,187
	Genzyme Corp. (a)	10,500	650,580
	Gilead Sciences, Inc. (a)	19,900	813,313
Biotechnology Total			3,490,510
Health Care Equipment & Supplies — 2.0%
	C.R. Bard, Inc.	12,800	1,128,832
	Cytyc Corp. (a)(b)	25,200	1,200,780
Health Care Equipment & Supplies Total			2,329,612
Health Care Providers & Services — 3.3%
	CIGNA Corp.	20,600	1,097,774
	Coventry Health Care, Inc. (a)	13,500	839,835
	Express Scripts, Inc. (a)	19,000	1,060,580
	McKesson Corp.	11,800	693,722
Health Care Providers & Services Total			3,691,911
Life Sciences Tools & Services — 1.9%
	Thermo Fisher Scientific, Inc. (a)	18,200	1,050,504
	Waters Corp. (a)	16,115	1,078,416
Life Sciences Tools & Services Total			2,128,920
Pharmaceuticals — 6.5%
	Abbott Laboratories	20,900	1,120,658
	Johnson & Johnson	19,700	1,294,290
	Merck & Co., Inc.	42,500	2,196,825
	Schering-Plough Corp.	58,400	1,847,192
	Shire PLC, ADR	11,900	880,362
Pharmaceuticals Total			7,339,327
HEALTH CARE TOTAL			18,980,280
INDUSTRIALS — 12.4%
Aerospace & Defense — 5.1%
	Boeing Co.	11,300	1,186,387
	Goodrich Corp.	22,400	1,528,352
	Honeywell International, Inc.	13,200	785,004
	Raytheon Co. (b)	8,800	561,616
	United Technologies Corp.	21,800	1,754,464
Aerospace & Defense Total			5,815,823

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 0.9%
	Waste Management, Inc.	27,700	1,045,398
Commercial Services & Supplies Total			1,045,398
Electrical Equipment — 1.4%
	First Solar, Inc. (a)(b)	7,196	847,257
	Suntech Power Holdings Co., Ltd., ADR (a)	17,500	698,250
Electrical Equipment Total			1,545,507
Industrial Conglomerates — 2.6%
	3M Co.	18,800	1,759,304
	General Electric Co.	27,910	1,155,474
Industrial Conglomerates Total			2,914,778
Machinery — 2.4%
	Caterpillar, Inc.	11,700	917,631
	Eaton Corp.	11,800	1,168,672
	Parker Hannifin Corp.	5,300	592,699
Machinery Total			2,679,002
INDUSTRIALS TOTAL			14,000,508
INFORMATION TECHNOLOGY — 28.9%
Communications Equipment — 8.0%
	Cisco Systems, Inc. (a)	120,850	4,001,343
	Corning, Inc.	50,500	1,244,825
	F5 Networks, Inc. (a)(b)	19,200	714,048
	Nokia Oyj, ADR	37,600	1,426,168
	QUALCOMM, Inc.	28,100	1,187,506
	Riverbed Technology, Inc. (a)	11,200	452,368
Communications Equipment Total			9,026,258
Computers & Peripherals — 6.1%
	Apple, Inc. (a)	11,900	1,827,126
	Dell, Inc. (a)	33,000	910,800
	EMC Corp.	39,300	817,440
	Hewlett-Packard Co.	32,600	1,623,154
	International Business Machines Corp.	15,000	1,767,000
Computers & Peripherals Total			6,945,520
Electronic Equipment & Instruments — 0.5%
	Agilent Technologies, Inc. (a)	15,500	571,640
Electronic Equipment & Instruments Total			571,640
Internet Software & Services — 4.2%
	eBay, Inc. (a)	39,200	1,529,584

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — (continued)
	Google, Inc., Class A (a)	5,622	3,189,192
Internet Software & Services Total			4,718,776
Semiconductors & Semiconductor Equipment- 4.2%
	Intel Corp.	97,200	2,513,592
	Intersil Corp., Class A	16,400	548,252
	NVIDIA Corp. (a)	23,550	853,452
	Texas Instruments, Inc.	23,100	845,229
Semiconductors & Semiconductor Equipment Total			4,760,525
Software — 5.9%
	Adobe Systems, Inc. (a)	20,800	908,128
	Citrix Systems, Inc. (a)(b)	12,000	483,840
	Microsoft Corp.	90,450	2,664,657
	NAVTEQ Corp. (a)	7,700	600,369
	Oracle Corp. (a)	70,200	1,519,830
	VMware, Inc., Class A (a)(b)	5,896	501,160
Software Total			6,677,984
INFORMATION TECHNOLOGY TOTAL			32,700,703
MATERIALS — 3.5%
Chemicals — 2.4%
	E.I. Du Pont de Nemours & Co.	11,300	560,028
	Monsanto Co.	15,092	1,293,988
	Praxair, Inc.	10,300	862,728
Chemicals Total			2,716,744
Metals & Mining — 1.1%
	Freeport-McMoRan Copper & Gold, Inc.	12,200	1,279,658
Metals & Mining Total			1,279,658
MATERIALS TOTAL			3,996,402
TELECOMMUNICATION SERVICES — 2.4%
Diversified Telecommunication Services — 0.4%
	Time Warner Telecom, Inc., Class A (a)(b)	22,335	490,700
Diversified Telecommunication Services Total			490,700
Wireless Telecommunication Services — 2.0%
	American Tower Corp., Class A (a)	22,100	962,234
	NII Holdings, Inc. (a)	15,600	1,281,540
Wireless Telecommunication Services Total			2,243,774
TELECOMMUNICATION SERVICES TOTAL			2,734,474
	Total Common Stocks (cost of $97,285,489)		112,909,006

5

		Shares	Value ($)
Securities Lending Collateral — 9.6%
	State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield 5.320%)	10,853,194	10,853,194
	Total Securities Lending Collateral (cost of $10,853,194)		10,853,194

		Par ($)
Short-Term Obligation — 0.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 3.910%, collateralized by a U.S. Treasury Obligation maturing 11/15/27, market value $884,063 (repurchase proceeds $865,283)	865,000	865,000

	Total Short-Term Obligation (cost of $865,000)		865,000

	Total Investments — 110.2% (cost of $109,003,683)(d)(e)		124,627,200

	Other Assets & Liabilities, Net — (10.2)%		(11,520,058)

	Net Assets — 100.0%		113,107,142

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 is $10,678,351.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $109,003,683.

(e)	Unrealized appreciation and depreciation at September 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$16,267,946	$(644,429)	$15,623,517

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Large Cap Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 95.9%
CONSUMER DISCRETIONARY — 5.5%
Automobiles — 0.3%
	General Motors Corp.	17,100	627,570
Automobiles Total			627,570
Hotels, Restaurants & Leisure — 0.7%
	McDonald’s Corp.	33,105	1,803,229
Hotels, Restaurants & Leisure Total			1,803,229
Household Durables — 2.0%
	Newell Rubbermaid, Inc.	98,000	2,824,360
	Sony Corp., ADR	42,200	2,028,132
Household Durables Total			4,852,492
Multiline Retail — 2.1%
	J.C. Penney Co., Inc.	52,700	3,339,599
	Macy’s, Inc.	52,600	1,700,032
Multiline Retail Total			5,039,631
Specialty Retail — 0.4%
	Home Depot, Inc.	32,800	1,064,032
Specialty Retail Total			1,064,032
CONSUMER DISCRETIONARY TOTAL			13,386,954
CONSUMER STAPLES — 8.6%
Beverages — 1.0%
	Diageo PLC, ADR	26,657	2,338,619
Beverages Total			2,338,619
Food & Staples Retailing — 0.9%
	Sysco Corp.	60,400	2,149,636
Food & Staples Retailing Total			2,149,636
Food Products — 1.5%
	ConAgra Foods, Inc.	131,400	3,433,482
	Tyson Foods, Inc., Class A	16,227	289,652
Food Products Total			3,723,134
Household Products — 0.5%
	Colgate-Palmolive Co.	18,500	1,319,420
Household Products Total			1,319,420
Personal Products — 0.8%
	Avon Products, Inc.	55,600	2,086,668
Personal Products Total			2,086,668
Tobacco — 3.9%
	Altria Group, Inc.	67,916	4,722,199

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — (continued)
	Loews Corp. - Carolina Group	59,200	4,868,016
Tobacco Total			9,590,215
CONSUMER STAPLES TOTAL			21,207,692
ENERGY — 15.0%
Energy Equipment & Services — 2.3%
	Halliburton Co.	76,348	2,931,763
	National-Oilwell Varco, Inc. (a)	7,700	1,112,650
	Weatherford International Ltd. (a)	25,400	1,706,372
Energy Equipment & Services Total			5,750,785
Oil, Gas & Consumable Fuels — 12.7%
	ConocoPhillips	56,086	4,922,668
	Exxon Mobil Corp.	130,894	12,115,549
	Hess Corp.	57,800	3,845,434
	Newfield Exploration Co. (a)	40,000	1,926,400
	Occidental Petroleum Corp.	90,400	5,792,832
	XTO Energy, Inc.	40,100	2,479,784
Oil, Gas & Consumable Fuels Total			31,082,667
ENERGY TOTAL			36,833,452
FINANCIALS — 29.7%
Capital Markets — 2.7%
	Goldman Sachs Group, Inc.	6,800	1,473,832
	Morgan Stanley	29,900	1,883,700
	State Street Corp. (b)	48,200	3,285,312
Capital Markets Total			6,642,844
Commercial Banks — 8.4%
	Marshall & Ilsley Corp.	54,381	2,380,256
	PNC Financial Services Group, Inc.	38,590	2,627,979
	U.S. Bancorp (c)	153,346	4,988,346
	Wachovia Corp.	93,989	4,713,548
	Wells Fargo & Co.	169,210	6,027,260
Commercial Banks Total			20,737,389
Diversified Financial Services — 4.6%
	Citigroup, Inc.	139,755	6,522,366
	JPMorgan Chase & Co.	104,792	4,801,569
Diversified Financial Services Total			11,323,935
Insurance — 8.8%
	ACE Ltd.	80,600	4,881,942
	Ambac Financial Group, Inc. (b) (c)	75,176	4,729,322
	American International Group, Inc.	36,096	2,441,894

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Genworth Financial, Inc., Class A	81,517	2,505,018
	Hartford Financial Services Group, Inc.	27,965	2,588,161
	Loews Corp.	40,800	1,972,680
	Prudential Financial, Inc.	24,500	2,390,710
Insurance Total			21,509,727
Real Estate Investment Trusts (REITs) — 2.3%
	General Growth Properties, Inc. (c)	34,200	1,833,804
	Plum Creek Timber Co., Inc. (c)	59,900	2,681,124
	Rayonier, Inc.	25,700	1,234,628
Real Estate Investment Trusts (REITs) Total			5,749,556
Thrifts & Mortgage Finance — 2.9%
	Fannie Mae	77,900	4,737,099
	Washington Mutual, Inc. (c)	65,100	2,298,681
Thrifts & Mortgage Finance Total			7,035,780
FINANCIALS TOTAL			72,999,231
HEALTH CARE — 5.9%
Health Care Providers & Services — 2.0%
	CIGNA Corp.	35,633	1,898,883
	McKesson Corp.	30,700	1,804,853
	Medco Health Solutions, Inc. (a)	13,500	1,220,265
Health Care Providers & Services Total			4,924,001
Life Sciences Tools & Services — 0.8%
	Thermo Fisher Scientific, Inc. (a)	31,700	1,829,724
Life Sciences Tools & Services Total			1,829,724
Pharmaceuticals — 3.1%
	Johnson & Johnson	40,600	2,667,420
	Merck & Co., Inc.	70,500	3,644,145
	Schering-Plough Corp.	40,600	1,284,178
Pharmaceuticals Total			7,595,743
HEALTH CARE TOTAL			14,349,468
INDUSTRIALS — 9.7%
Aerospace & Defense — 4.6%
	Goodrich Corp. (b)	45,000	3,070,350
	L-3 Communications Holdings, Inc.	30,800	3,145,912
	United Technologies Corp.	62,230	5,008,270
Aerospace & Defense Total			11,224,532
Electrical Equipment — 0.7%
	ABB Ltd., ADR	63,308	1,660,569
Electrical Equipment Total			1,660,569

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — 4.4%
	General Electric Co.	261,588	10,829,743
Industrial Conglomerates Total			10,829,743
INDUSTRIALS TOTAL			23,714,844
INFORMATION TECHNOLOGY — 6.7%
Computers & Peripherals — 2.7%
	EMC Corp.	89,200	1,855,360
	Hewlett-Packard Co.	96,800	4,819,672
Computers & Peripherals Total			6,675,032
Electronic Equipment & Instruments — 0.9%
	Agilent Technologies, Inc. (a)	60,300	2,223,864
Electronic Equipment & Instruments Total			2,223,864
Semiconductors & Semiconductor Equipment — 3.1%
	Fairchild Semiconductor International, Inc. (a)	63,900	1,193,652
	Intersil Corp., Class A	55,200	1,845,336
	Microchip Technology, Inc.	21,800	791,776
	NVIDIA Corp. (a)	52,650	1,908,036
	Texas Instruments, Inc.	52,100	1,906,339
Semiconductors & Semiconductor Equipment Total			7,645,139
INFORMATION TECHNOLOGY TOTAL			16,544,035
MATERIALS — 3.6%
Chemicals — 0.8%
	Dow Chemical Co.	43,800	1,886,028
Chemicals Total			1,886,028
Metals & Mining — 1.7%
	Alcoa, Inc.	70,500	2,757,960
	Freeport-McMoRan Copper & Gold, Inc. (b)	6,400	671,296
	Nucor Corp.	13,600	808,792
Metals & Mining Total			4,238,048
Paper & Forest Products — 1.1%
	Weyerhaeuser Co. (b)(c)	36,100	2,610,030
Paper & Forest Products Total			2,610,030
MATERIALS TOTAL			8,734,106
TELECOMMUNICATION SERVICES — 5.6%
Diversified Telecommunication Services — 5.6%
	AT&T, Inc.	222,484	9,413,298
	Qwest Communications International, Inc. (a)(c)	198,000	1,813,680

4

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Diversified Telecommunication Services — (continued)
	Verizon Communications, Inc.	59,245	2,623,369
Diversified Telecommunication Services Total			13,850,347
TELECOMMUNICATION SERVICES TOTAL			13,850,347
UTILITIES — 5.6%
Electric Utilities — 3.0%
	Entergy Corp.	12,919	1,398,999
	Exelon Corp.	17,100	1,288,656
	FPL Group, Inc.	51,300	3,123,144
	PPL Corp.	24,000	1,111,200
	Reliant Energy, Inc. (a)	20,900	535,040
Electric Utilities Total			7,457,039
Independent Power Producers & Energy Traders — 0.8%
	Mirant Corp. (a)	46,000	1,871,280
Independent Power Producers & Energy Traders Total			1,871,280
Multi-Utilities — 1.8%
	PG&E Corp. (c)	44,230	2,114,194
	Public Service Enterprise Group, Inc.	26,886	2,365,699
Multi-Utilities Total			4,479,893
UTILITIES TOTAL			13,808,212
	Total Common Stocks (cost of $192,094,373)		235,428,341

		Shares
Investment Company — 1.5%
	iShares Russell 1000 Value Index Fund	41,000	3,523,950
	Total Investment Company (cost of $3,491,679)		3,523,950

		Par ($)
Convertible Bonds — 1.0%
CONSUMER DISCRETIONARY — 1.0%
Media — 1.0%
Liberty Media Corp.
	0.750% 03/30/23	2,237,000	2,469,089
Media Total			2,469,089
CONSUMER DISCRETIONARY TOTAL			2,469,089

	Total Convertible Bonds (cost of $2,435,566)		2,469,089

5

		Shares	Value ($)
Convertible Preferred Stocks — 0.5%
HEALTH CARE — 0.5%
Pharmaceuticals — 0.5%
	Schering-Plough Corp., 6.000%	4,600	1,274,200
Pharmaceuticals Total			1,274,200
HEALTH CARE TOTAL			1,274,200
	Total Convertible Preferred Stocks (cost of $1,219,874)		1,274,200
Securities Lending Collateral — 6.8%
	State Street Navigator Securities Lending Prime Portfolio (d) (7 day yield 5.320%)	16,712,510	16,712,510

	Total Securities Lending Collateral (cost of $16,712,510)		16,712,510

		Par ($)
Short-Term Obligation — 1.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 3.910%, collateralized by a U.S. Treasury Obligation maturing 11/15/27, market value $3,035,281 (repurchase proceeds $2,970,968)	2,970,000	2,970,000

	Total Short-Term Obligation (cost of $2,970,000)		2,970,000

	Total Investments — 106.9% (cost of $218,924,002)(e)(f)		262,378,090

	Other Assets & Liabilities, Net — (6.9)%		(16,868,894)

	Net Assets — 100.0%		245,509,196

6

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Options are valued at the last reported sales price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at “fair value” as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security is pledged as collateral for written option contracts. At September 30, 2007 the total market value of securities pledged amounted to $1,754,509.

(c)	All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 is $16,252,033.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $218,924,002.

(f)	Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$48,122,315	$(4,668,227)	$43,454,088

Acronym	Name

ADR	American Depositary Receipt

For the nine months ended September 30, 2007, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2006	—	$—
Options written	472	86,805
Options terminated in closing
purchase transactions	(32)	(11,608)
Options exercised	(97)	(12,318)
Options expired	—	—
Options outstanding at September 30, 2007	343	$62,879

7

At September 30, 2007, the Fund held the following written call option contracts:

	Strike	Number of
Name of Issuer	Price	Contracts	Expiration Date	Premium	Value
Ambac Financial Group, Inc.	$65.0	46	10/20/07	$12,410	$6,900
Freeport-McMoRan Copper & Gold, Inc.	95.0	32	10/20/07	11,608	35,520
Goodrich Corp.	65.0	45	10/20/07	10,091	15,300
Nucor Corp.	60.0	136	10/20/07	14,663	31,280
State Street Corp.	65.0	48	10/20/07	6,341	20,640
Weyerhaeuser Co.	70.0	36	10/20/07	7,766	14,400
Total written call options (proceeds $62,879)					$124,040

8

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Mid Cap Value Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 94.5%
CONSUMER DISCRETIONARY — 6.3%
Auto Components — 1.6%
	BorgWarner, Inc.	3,800	347,814
	Johnson Controls, Inc.	3,000	354,330
Auto Components Total			702,144
Automobiles — 0.5%
	Ford Motor Co. (a)	26,900	228,381
Automobiles Total			228,381
Hotels, Restaurants & Leisure — 0.7%
	Royal Caribbean Cruises Ltd.	2,600	101,478
	Starwood Hotels & Resorts Worldwide, Inc.	3,600	218,700
Hotels, Restaurants & Leisure Total			320,178
Leisure Equipment & Products — 0.4%
	Hasbro, Inc.	6,600	184,008
Leisure Equipment & Products Total			184,008
Media — 0.6%
	Regal Entertainment Group, Class A	10,900	239,255
Media Total			239,255
Multiline Retail — 1.8%
	Macy’s, Inc.	11,308	365,474
	Saks, Inc.	22,400	384,160
Multiline Retail Total			749,634
Textiles, Apparel & Luxury Goods — 0.7%
	Polo Ralph Lauren Corp.	3,700	287,675
Textiles, Apparel & Luxury Goods Total			287,675
CONSUMER DISCRETIONARY TOTAL			2,711,275
CONSUMER STAPLES — 7.9%
Beverages — 1.6%
	Fomento Economico Mexicano SAB de CV, ADR	7,300	273,020
	Pepsi Bottling Group, Inc.	11,400	423,738
Beverages Total			696,758
Food & Staples Retailing — 0.8%
	Kroger Co.	11,900	339,388
Food & Staples Retailing Total			339,388
Food Products — 3.0%
	ConAgra Foods, Inc.	15,900	415,467
	Dean Foods Co.	12,400	317,192
	Hershey Co.	11,000	510,510

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
	Tyson Foods, Inc., Class A	3,506	62,582
Food Products Total			1,305,751
Household Products — 1.0%
	Clorox Co.	6,900	420,831
Household Products Total			420,831
Personal Products — 1.5%
	Avon Products, Inc.	8,500	319,005
	Estee Lauder Companies, Inc., Class A	7,200	305,712
Personal Products Total			624,717
CONSUMER STAPLES TOTAL			3,387,445
ENERGY — 6.4%
Energy Equipment & Services — 2.4%
	National-Oilwell Varco, Inc. (a)	2,775	400,988
	Rowan Companies, Inc.	5,900	215,822
	Technip SA, ADR	2,500	222,922
	Tidewater, Inc.	3,400	213,656
Energy Equipment & Services Total			1,053,388
Oil, Gas & Consumable Fuels — 4.0%
	Hess Corp.	9,300	618,729
	Newfield Exploration Co. (a)	5,000	240,800
	Peabody Energy Corp.	5,400	258,498
	Tesoro Corp.	4,400	202,488
	Williams Companies, Inc.	11,000	374,660
Oil, Gas & Consumable Fuels Total			1,695,175
ENERGY TOTAL			2,748,563
FINANCIALS — 25.5%
Commercial Banks — 9.1%
	Bank of Hawaii Corp.	9,300	491,505
	City National Corp.	6,900	479,619
	Comerica, Inc.	10,200	523,056
	Cullen/Frost Bankers, Inc.	7,800	390,936
	KeyCorp	12,900	417,057
	Marshall & Ilsley Corp.	9,000	393,930
	SVB Financial Group (a)	6,300	298,368
	TCF Financial Corp.	15,900	416,262
	Zions Bancorporation	6,700	460,089
Commercial Banks Total			3,870,822

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 0.6%
	CIT Group, Inc.	6,600	265,320
Diversified Financial Services Total			265,320
Insurance — 7.2%
	ACE Ltd.	3,800	230,166
	Ambac Financial Group, Inc. (b)	9,250	581,917
	Assurant, Inc.	8,600	460,100
	Axis Capital Holdings Ltd.	8,027	312,331
	Genworth Financial, Inc., Class A	14,500	445,585
	Loews Corp.	8,400	406,140
	Old Republic International Corp.	12,900	241,746
	Platinum Underwriters Holdings Ltd.	11,300	406,348
Insurance Total			3,084,333
Real Estate Investment Trusts (REITs) — 7.7%
	Alexandria Real Estate Equities, Inc.	3,400	327,284
	Boston Properties, Inc.	2,400	249,360
	Equity Residential Property Trust	6,300	266,868
	General Growth Properties, Inc.	9,800	525,476
	iStar Financial, Inc.	11,419	388,132
	Plum Creek Timber Co., Inc.	13,900	622,164
	ProLogis	6,300	418,005
	Rayonier, Inc.	10,200	490,008
Real Estate Investment Trusts (REITs) Total			3,287,297
Thrifts & Mortgage Finance — 0.9%
	PMI Group, Inc. (b)	11,800	385,860
Thrifts & Mortgage Finance Total			385,860
FINANCIALS TOTAL			10,893,632
HEALTH CARE — 5.7%
Health Care Equipment & Supplies — 2.0%
	Beckman Coulter, Inc.	6,300	464,688
	Hospira, Inc. (a)	9,200	381,340
Health Care Equipment & Supplies Total			846,028
Health Care Providers & Services — 2.1%
	CIGNA Corp.	8,700	463,623
	Community Health Systems, Inc. (a)	7,700	242,088
	Universal Health Services, Inc., Class B	3,200	174,144
Health Care Providers & Services Total			879,855
Life Sciences Tools & Services — 1.6%
	Millipore Corp. (a)	3,300	250,140

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — (continued)
	Varian, Inc. (a)	7,175	456,402
Life Sciences Tools & Services Total			706,542
HEALTH CARE TOTAL			2,432,425
INDUSTRIALS — 13.4%
Aerospace & Defense — 2.0%
	L-3 Communications Holdings, Inc.	5,100	520,914
	Spirit Aerosystems Holdings, Inc., Class A (a)	8,696	338,622
Aerospace & Defense Total			859,536
Building Products — 0.6%
	Masco Corp.	11,000	254,870
Building Products Total			254,870
Commercial Services & Supplies — 0.7%
	Equifax, Inc.	7,700	293,524
Commercial Services & Supplies Total			293,524
Construction & Engineering — 0.9%
	Jacobs Engineering Group, Inc. (a)	5,050	381,679
Construction & Engineering Total			381,679
Electrical Equipment — 0.8%
	Cooper Industries Ltd., Class A	6,700	342,303
Electrical Equipment Total			342,303
Industrial Conglomerates — 2.4%
	McDermott International, Inc. (a)	10,500	567,840
	Textron, Inc.	7,700	479,017
Industrial Conglomerates Total			1,046,857
Machinery — 4.4%
	Barnes Group, Inc.	13,018	415,535
	Harsco Corp.	4,800	284,496
	Kennametal, Inc.	6,200	520,676
	Parker Hannifin Corp.	5,900	659,797
Machinery Total			1,880,504
Marine — 0.8%
	Alexander & Baldwin, Inc.	6,700	335,871
Marine Total			335,871

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.8%
	Canadian Pacific Railway Ltd.	4,700	330,363
Road & Rail Total			330,363
INDUSTRIALS TOTAL			5,725,507
INFORMATION TECHNOLOGY — 9.1%
Computers & Peripherals — 1.0%
	Diebold, Inc.	4,200	190,764
	NCR Corp. (a)	4,400	219,120
Computers & Peripherals Total			409,884
Electronic Equipment & Instruments — 2.9%
	Agilent Technologies, Inc. (a)	9,000	331,920
	Arrow Electronics, Inc. (a)	9,900	420,948
	Mettler-Toledo International, Inc. (a)	3,100	316,200
	Tektronix, Inc.	7,020	194,735
Electronic Equipment & Instruments Total			1,263,803
Semiconductors & Semiconductor Equipment — 3.2%
	Fairchild Semiconductor International, Inc. (a)	12,000	224,160
	Intersil Corp., Class A	7,600	254,068
	KLA-Tencor Corp.	3,700	206,386
	NVIDIA Corp. (a)	10,500	380,520
	Spansion, Inc., Class A (a)	23,500	198,575
	Verigy Ltd. (a)	3,963	97,925
Semiconductors & Semiconductor Equipment Total			1,361,634
Software — 2.0%
	Activision, Inc. (a)	15,100	326,009
	Cadence Design Systems, Inc. (a)	8,600	190,834
	Electronic Arts, Inc. (a)	4,000	223,960
	Synopsys, Inc. (a)	4,000	108,320
Software Total			849,123
INFORMATION TECHNOLOGY TOTAL			3,884,444
MATERIALS — 6.8%
Chemicals — 2.9%
	Air Products & Chemicals, Inc.	7,500	733,200
	PPG Industries, Inc.	6,800	513,740
Chemicals Total			1,246,940
Construction Materials — 0.8%
	Martin Marietta Materials, Inc.	1,500	200,325
	Vulcan Materials Co.	1,625	144,869
Construction Materials Total			345,194

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 1.6%
	Crown Holdings, Inc. (a)	10,900	248,084
	Packaging Corp. of America	15,100	438,957
Containers & Packaging Total			687,041
Metals & Mining — 0.4%
	Allegheny Technologies, Inc.	1,500	164,925
Metals & Mining Total			164,925
Paper & Forest Products — 1.1%
	Weyerhaeuser Co.	6,200	448,260
Paper & Forest Products Total			448,260
MATERIALS TOTAL			2,892,360
TELECOMMUNICATION SERVICES — 0.9%
Diversified Telecommunication Services — 0.9%
	Qwest Communications International, Inc. (a)	39,900	365,484
Diversified Telecommunication Services Total			365,484
TELECOMMUNICATION SERVICES TOTAL			365,484
UTILITIES — 12.5%
Electric Utilities — 6.9%
	American Electric Power Co., Inc.	13,600	626,688
	Edison International	10,400	576,680
	Entergy Corp.	3,800	411,502
	FPL Group, Inc.	6,400	389,632
	PPL Corp.	14,000	648,200
	Reliant Energy, Inc. (a)	10,900	279,040
Electric Utilities Total			2,931,742
Gas Utilities — 0.6%
	AGL Resources, Inc.	6,700	265,454
Gas Utilities Total			265,454
Independent Power Producers & Energy Traders — 0.8%
	Mirant Corp. (a)	8,200	333,576
Independent Power Producers & Energy Traders Total			333,576
Multi-Utilities — 4.2%
	PG&E Corp.	11,900	568,820
	Public Service Enterprise Group, Inc.	3,100	272,769
	Sempra Energy	9,100	528,892

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — (continued)
	Wisconsin Energy Corp.	9,300	418,779
Multi-Utilities Total			1,789,260
UTILITIES TOTAL			5,320,032
	Total Common Stocks (cost of $30,942,692)		40,361,167
Investment Company — 3.6%
	iShares Russell Midcap Value Index Fund	10,100	1,528,130

	Total Investment Companies (cost of $1,498,941)		1,528,130

		Par ($)
Convertible Bonds — 0.3%
CONSUMER DISCRETIONARY — 0.3%
Automobiles — 0.3%
	Ford Motor Co., 4.250% 12/15/36	106,000	123,888
Automobiles Total			123,888
CONSUMER DISCRETIONARY TOTAL			123,888
	Total Convertible Bonds (cost of $111,555)		123,888

		Par ($)
Short-Term Obligation — 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due on 10/01/07, at 3.910%, collateralized by U.S. Government Agency Obligation maturing 11/15/27, market value of $418,456 (repurchase proceeds $410,134)	410,000	410,000

	Total Short-Term Obligation (cost of $410,000)		410,000

	Total Investments — 99.3% (cost of $32,963,188)(c)(d)		42,423,185

	Other Assets & Liabilities, Net — 0.7%		298,014

	Net Assets — 100.0%		42,721,199

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	A portion of this security is held as collateral for written option contracts.

(c)	Cost for federal income tax purposes is $32,961,329.

(d)	Unrealized appreciation and depreciation at September 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$10,283,771	$(823,774)	$9,459,997

For the nine months ended September 30, 2007 transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2006	—	$—
Options written	34	4,425
Options expired	(23)	(2,567)
Options outstanding at September 30, 2007	11	1,858

8

At September 30, 2007, the Fund held the following written call options:

	Strike	Number of
Name of Issuer	Price	Contracts	Expiration Date	Premium	Value
Ambac Financial Group Inc	65.0	5	10/20/2007	1,651	$900
PMI Group Inc.	35.0	6	10/20/2007	207	$200
Total wriiten call options (proceeds 1,858)					$1,100

Acronym	Name

ADR	American Depositary Receipt
AMBAC	Ambac Assurance Corp.

9

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Money Market Fund, Variable Series

	Par ($)	Value ($)*
Corporate Bonds — 41.0%
701 Green Valley Associates LLC
LOC: Wachovia Bank N.A.
5.300% 01/01/18(a)	2,100,000	2,100,000
American Express Credit Corp.
5.865% 03/05/08(b)	5,000,000	5,000,000
Asscher Finance Corp.
5.500% 07/16/08(c)(d)	1,607,000	1,607,000
Barry-Wehmiller Group, Inc.
LOC: Fifth Third Bank
5.190% 05/01/18(a)	3,715,000	3,715,000
Basic Water Co. SPE1 LLC
LOC: U.S. Bank N.A.
5.160% 08/01/24(a)	9,406,000	9,406,000
Best One Tire & Services LLC
LOC: Fifth Third Bank
5.190% 02/01/18(a)	7,035,000	7,035,000
Cheyne Finance LLC
4.813% 03/25/08(b)(c)(d)(f)	3,000,000	2,999,610
Cullinan Finance Corp.
4.820% 03/25/08(b)(c)(d)	7,500,000	7,498,320
General Electric Capital Corp.
5.878% 10/17/07(b)	5,000,000	5,000,000
Han Sung Industries LLC
LOC: Wachovia Bank N.A.
5.230% 06/01/21(a)	2,805,000	2,805,000
Kokomo Grain Co., Inc.
LOC: General Electric Capital Corp.
5.150% 11/01/10(a)(c)	4,000,000	4,000,000
Long Term Capital LLC
LOC: Wachovia Bank N.A.
5.300% 05/01/18(a)	2,600,000	2,600,000
Max Daetwyler Corp.
LOC: Wachovia Bank N.A.
5.350% 07/01/13(a)	1,190,000	1,190,000
Merrill Lynch & Co., Inc.
5.754% 10/17/08(b)	1,500,000	1,500,000
Morgan Stanley
5.219% 10/26/08(b)	4,000,000	4,000,000
Northern Rock PLC
5.785% 09/04/08(b)(c)	4,000,000	4,000,260
SLM Corp.
5.506% 04/18/08(b)(c)	3,000,000	2,999,676
Wells Fargo & Co.
5.833% 10/14/08(b)(c)	5,000,000	5,000,000

1

	Par ($)	Value ($)
Corporate Bonds — (continued)
White Pine Finance LLC
4.810% 05/19/08(b)(c)(d)	7,500,000	7,498,611

Total Corporate Bonds (cost of $79,954,477)		79,954,477
Commercial Paper — 32.1%
Amstel Funding Corp.
6.200% 12/06/07(c)(e)	7,500,000	7,414,750
Amsterdam Funding Corp.
5.250% 10/05/07(c)(e)	7,500,000	7,495,625
Concord Minutemen Capital Co. LLC
5.320% 11/06/07(c)(e)	4,750,000	4,724,730
CRC Funding LLC
5.290% 11/15/07(c)(e)	7,500,000	7,450,406
Fairway Finance LLC
6.250% 11/09/07(c)(e)	3,000,000	2,979,687
FCAR Owner Trust I
6.010% 11/21/07(e)	7,000,000	6,940,401
Gemini Securitization Corp.
5.250% 10/18/07(c)(e)	7,500,000	7,481,406
Greyhawk Funding LLC
5.260% 10/11/07(c)(e)	7,500,000	7,489,042
North Sea Funding LLC
5.750% 10/01/07(c)(e)	7,750,000	7,750,000
Surrey Funding Corp.
5.750% 10/01/07(c)(e)	2,842,000	2,842,000

Total Commercial Paper (cost of $62,568,047)		62,568,047
Certificates of Deposit — 14.0%
Bank of Montreal
5.330% 11/20/07	2,000,000	2,000,000
Bank of Tokyo Mitsubishi Ltd. NY
5.320% 10/12/07	3,000,000	3,000,000
Barclays Bank PLC NY
5.340% 10/02/07	4,347,000	4,347,000
Canadian Imperial Bank of Commerce NY
5.843% 03/17/08(b)	7,000,000	7,000,000
Credit Suisse NY
5.320% 10/16/07	3,000,000	3,000,000
5.420% 01/16/08	2,000,000	2,000,000
Mizuho Corporate Bank NY
5.330% 10/11/07	2,000,000	2,000,000

2

	Par ($)	Value ($)
Certificates of Deposit — (continued)
UBS AG/Stamford Branch
5.455% 02/19/08	4,000,000	4,000,000

Total Certificates of Deposit (cost of $27,347,000)		27,347,000
Municipal Bonds — 12.6%
FLORIDA — 2.1%
FL Hurricane Catastrophe Fund
Series 2006 B,
5.963% 10/14/08(b)	4,000,000	4,000,018
FLORIDA TOTAL		4,000,018
ILLINOIS — 1.1%
IL Upper River Valley Development Authority
Series 2003 B,
LOC: LaSalle Bank N.A.,
LOC: ABN AMRO Bank
5.240% 06/01/17(a)	2,100,000	2,100,000
ILLINOIS TOTAL		2,100,000
NEW HAMPSHIRE — 1.1%
NH Business Finance Authority
Series 2002 B,
SPA: Bank of New York
5.180% 11/01/20(a)	2,211,000	2,211,000
NEW HAMPSHIRE TOTAL		2,211,000
NEW YORK — 1.0%
NY Clinton County Industrial Development Agency
Bombardier Corp.,
Series 1997 A,
LOC: HSBC Bank USA N.A.
5.350% 12/01/10(a)	2,020,000	2,020,000
NEW YORK TOTAL		2,020,000
NORTH CAROLINA — 3.6%
NC Downtown Renaissance, Inc.
Imperial Centre Partners LP,
Series 2004,
LOC: RBC Centura Bank
5.160% 02/01/25(a)	7,001,000	7,001,000
NORTH CAROLINA TOTAL		7,001,000
TEXAS — 1.5%
TX State
Series 1994 A-2,
SPA: DEPFA Bank PLC
5.250% 12/01/33(a)	2,900,000	2,900,000
TEXAS TOTAL		2,900,000
WISCONSIN — 2.2%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: DEPFA Bank PLC
5.250% 09/01/37(a)	4,352,000	4,352,000
WISCONSIN TOTAL		4,352,000

3

Par ($)	Value ($)
Municipal Bonds — (continued)
Total Municipal Bonds (cost of $24,584,018)	24,584,018

Total Investments — 99.7% (cost of $194,453,542)(g)	194,453,542

Other Assets & Liabilities, Net — 0.3%	680,120

Net Assets — 100.0%	195,133,662

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at September 30, 2007.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2007, these securities, which are not illiquid except for those in the following table, amounted to $91,231,123, which represents 46.8% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
Cheyne Finance LLC
4.813% 03/25/08	03/19/07	$3,000,000
SLM Corp.
5.506% 04/18/08	04/20/07	3,000,000
		$6,000,000

(d)	Security issued by a structured investment vehicle.

(e)	The rate shown represents the annualized yield at the date of purchase.

4

(f)

Security is in default. On August 28, 2007, Cheyne Finance LLC (“Cheyne”), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an “enforcement event.” As a result of the enforcement event, on September 4, 2007, receivers (Receivers) of Cheyne were appointed. On October 17, 2007, the Receivers determined that Cheyne was insolvent. As a result of this determination, the Cheyne securities became immediately due and payable. The Cheyne securities are in default as a result of non-payment. Columbia Management, on behalf of the Fund, has been participating in an informal committee of senior creditors of Cheyne Finance with respect to the Cheyne securities. The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in: interest rates, the market’s assessment of the quality of the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

(g)	Cost for federal income tax purposes is $194,453,542.

5

Investment Portfolio
September 30, 2007 (Unaudited)	Columbia S&P 500 Index Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 99.8%
CONSUMER DISCRETIONARY — 9.2%
Auto Components — 0.2%
	Goodyear Tire & Rubber Co. (a)(b)	791	24,054
	Johnson Controls, Inc.	737	87,047
Auto Components Total			111,101
Automobiles — 0.4%
	Ford Motor Co. (a)(b)	7,810	66,307
	General Motors Corp. (b)	2,104	77,217
	Harley-Davidson, Inc. (b)	936	43,252
Automobiles Total			186,776
Distributors — 0.1%
	Genuine Parts Co.	640	32,000
Distributors Total			32,000
Diversified Consumer Services — 0.1%
	Apollo Group, Inc., Class A (a)	518	31,158
	H&R Block, Inc. (b)	1,204	25,501
Diversified Consumer Services Total			56,659
Hotels, Restaurants & Leisure — 1.6%
	Carnival Corp. (b)	1,609	77,924
	Darden Restaurants, Inc.	521	21,809
	Harrah’s Entertainment, Inc.	699	60,764
	Hilton Hotels Corp. (b)	1,456	67,689
	International Game Technology, Inc.	1,247	53,746
	Marriott International, Inc., Class A	1,187	51,599
	McDonald’s Corp.	4,421	240,812
	Starbucks Corp. (a)	2,771	72,600
	Starwood Hotels & Resorts Worldwide, Inc.	776	47,142
	Wendy’s International, Inc. (b)	325	11,346
	Wyndham Worldwide Corp. (b)	670	21,949
	Yum! Brands, Inc. (b)	1,941	65,664
Hotels, Restaurants & Leisure Total			793,044
Household Durables — 0.5%
	Black & Decker Corp. (b)	238	19,825
	Centex Corp. (b)	439	11,664
	D.R. Horton, Inc.	1,025	13,130
	Fortune Brands, Inc. (b)	563	45,879
	Harman International Industries, Inc.	250	21,630
	KB Home (b)	280	7,017
	Leggett & Platt, Inc. (b)	646	12,377

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Household Durables — (continued)
	Lennar Corp., Class A (b)	510	11,552
	Newell Rubbermaid, Inc.	1,030	29,685
	Pulte Homes, Inc. (b)	800	10,888
	Snap-On, Inc.	203	10,057
	Stanley Works (b)	316	17,737
	Whirlpool Corp. (b)	281	25,037
Household Durables Total			236,478
Internet & Catalog Retail — 0.2%
	Amazon.com, Inc. (a)(b)	1,130	105,260
	IAC/InterActiveCorp (a)	720	21,362
Internet & Catalog Retail Total			126,622
Leisure Equipment & Products — 0.2%
	Brunswick Corp. (b)	331	7,567
	Eastman Kodak Co. (b)	1,072	28,687
	Hasbro, Inc. (b)	592	16,505
	Mattel, Inc.	1,460	34,251
Leisure Equipment & Products Total			87,010
Media — 3.0%
	CBS Corp., Class B	2,548	80,262
	Clear Channel Communications, Inc.	1,851	69,301
	Comcast Corp., Class A (a)(b)	11,490	277,828
	DIRECTV Group, Inc. (a)	2,830	68,712
	Dow Jones & Co., Inc.	247	14,746
	EW Scripps Co. (b)	325	13,650
	Gannett Co., Inc.	865	37,800
	Interpublic Group of Companies, Inc. (a)(b)	1,744	18,103
	McGraw-Hill Companies, Inc.	1,257	63,994
	Meredith Corp.	152	8,710
	New York Times Co., Class A (b)	537	10,611
	News Corp., Class A	8,600	189,114
	Omnicom Group, Inc.	1,230	59,151
	Time Warner, Inc.	13,863	254,525
	Tribune Co. (b)	282	7,704
	Viacom, Inc., Class B (a)	2,548	99,296
	Walt Disney Co.	7,210	247,952
Media Total			1,521,459

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Multiline Retail — 0.9%
	Big Lots, Inc. (a)(b)	376	11,220
	Dillard’s, Inc., Class A (b)	237	5,174
	Family Dollar Stores, Inc. (b)	542	14,395
	J.C. Penney Co., Inc.	826	52,344
	Kohl’s Corp. (a)	1,177	67,477
	Macy’s, Inc.	1,599	51,680
	Nordstrom, Inc.	740	34,699
	Sears Holdings Corp. (a)(b)	272	34,598
	Target Corp.	3,150	200,245
Multiline Retail Total			471,832
Specialty Retail — 1.6%
	Abercrombie & Fitch Co., Class A (b)	325	26,228
	AutoNation, Inc. (a)(b)	559	9,905
	Autozone, Inc. (a)	173	20,092
	Bed Bath & Beyond, Inc. (a)(b)	1,002	34,188
	Best Buy Co., Inc. (b)	1,471	67,695
	Circuit City Stores, Inc. (b)	627	4,960
	Gap, Inc.	1,831	33,764
	Home Depot, Inc.	6,279	203,691
	Limited Brands, Inc.	1,184	27,102
	Lowe’s Companies, Inc.	5,484	153,662
	Office Depot, Inc. (a)	1,011	20,847
	OfficeMax, Inc. (b)	290	9,938
	RadioShack Corp. (b)	506	10,454
	Sherwin-Williams Co.	413	27,138
	Staples, Inc.	2,641	56,755
	Tiffany & Co.	504	26,384
	TJX Companies, Inc.	1,650	47,966
Specialty Retail Total			780,769
Textiles, Apparel & Luxury Goods — 0.4%
	Coach, Inc. (a)	1,380	65,233
	Jones Apparel Group, Inc. (b)	356	7,522
	Liz Claiborne, Inc. (b)	376	12,908
	NIKE, Inc., Class B	1,437	84,294
	Polo Ralph Lauren Corp.	225	17,494

3

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — (continued)
	V.F. Corp.	323	26,082
Textiles, Apparel & Luxury Goods Total			213,533
CONSUMER DISCRETIONARY TOTAL			4,617,283
CONSUMER STAPLES — 9.5%
Beverages — 2.2%
	Anheuser-Busch Companies, Inc.	2,796	139,772
	Brown-Forman Corp., Class B (b)	332	24,870
	Coca-Cola Co.	7,396	425,048
	Coca-Cola Enterprises, Inc. (b)	1,055	25,552
	Constellation Brands, Inc., Class A (a)(b)	720	17,431
	Molson Coors Brewing Co., Class B (b)	254	25,316
	Pepsi Bottling Group, Inc.	532	19,775
	PepsiCo, Inc.	5,998	439,414
Beverages Total			1,117,178
Food & Staples Retailing — 2.3%
	Costco Wholesale Corp.	1,637	100,463
	CVS Caremark Corp.	5,511	218,401
	Kroger Co.	2,620	74,722
	Safeway, Inc.	1,627	53,870
	SUPERVALU, Inc.	778	30,350
	Sysco Corp.	2,257	80,326
	Wal-Mart Stores, Inc.	8,910	388,921
	Walgreen Co.	3,686	174,127
	Whole Foods Market, Inc. (b)	505	24,725
Food & Staples Retailing Total			1,145,905
Food Products — 1.4%
	Archer-Daniels-Midland Co.	2,388	78,995
	Campbell Soup Co.	826	30,562
	ConAgra Foods, Inc.	1,811	47,321
	Dean Foods Co. (b)	470	12,023
	General Mills, Inc.	1,236	71,700
	H.J. Heinz Co.	1,184	54,701
	Hershey Co. (b)	627	29,099
	Kellogg Co.	979	54,824
	Kraft Foods, Inc., Class A	5,850	201,884
	McCormick & Co., Inc. (b)	488	17,553
	Sara Lee Corp.	2,686	44,829

4

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
	Tyson Foods, Inc., Class A	1,030	18,386
	Wm. Wrigley Jr. Co.	805	51,705
Food Products Total			713,582
Household Products — 2.2%
	Clorox Co.	516	31,471
	Colgate-Palmolive Co.	1,904	135,793
	Kimberly-Clark Corp.	1,586	111,432
	Procter & Gamble Co.	11,599	815,874
Household Products Total			1,094,570
Personal Products — 0.2%
	Avon Products, Inc.	1,606	60,273
	Estee Lauder Companies, Inc., Class A	420	17,834
Personal Products Total			78,107
Tobacco — 1.2%
	Altria Group, Inc.	7,817	543,516
	Reynolds American, Inc. (b)	645	41,016
	UST, Inc. (b)	604	29,958
Tobacco Total			614,490
CONSUMER STAPLES TOTAL			4,763,832
ENERGY — 11.7%
Energy Equipment & Services — 2.4%
	Baker Hughes, Inc.	1,177	106,365
	BJ Services Co. (b)	1,092	28,993
	ENSCO International, Inc.	550	30,855
	Halliburton Co.	3,317	127,373
	Nabors Industries Ltd. (a)	1,043	32,093
	National-Oilwell Varco, Inc. (a)	660	95,370
	Noble Corp.	1,004	49,246
	Rowan Companies, Inc. (b)	405	14,815
	Schlumberger Ltd. (b)	4,417	463,785
	Smith International, Inc.	750	53,550
	Transocean, Inc. (a)	1,067	120,624
	Weatherford International Ltd. (a)	1,250	83,975
Energy Equipment & Services Total			1,207,044
Oil, Gas & Consumable Fuels — 9.3%
	Anadarko Petroleum Corp.	1,715	92,181
	Apache Corp.	1,234	111,134
	Chesapeake Energy Corp. (b)	1,520	53,595
	Chevron Corp.	7,922	741,341
	ConocoPhillips	6,043	530,394

5

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	CONSOL Energy, Inc.	685	31,921
	Devon Energy Corp.	1,646	136,947
	El Paso Corp.	2,599	44,105
	EOG Resources, Inc. (b)	900	65,097
	Exxon Mobil Corp.	20,610	1,907,662
	Hess Corp.	1,030	68,526
	Marathon Oil Corp.	2,540	144,831
	Murphy Oil Corp.	705	49,272
	Occidental Petroleum Corp.	3,085	197,687
	Peabody Energy Corp.	980	46,913
	Spectra Energy Corp.	2,347	57,455
	Sunoco, Inc.	453	32,063
	Tesoro Corp.	500	23,010
	Valero Energy Corp.	2,055	138,055
	Williams Companies, Inc.	2,223	75,715
	XTO Energy, Inc.	1,425	88,122
Oil, Gas & Consumable Fuels Total			4,636,026
ENERGY TOTAL			5,843,070
FINANCIALS — 19.8%
Capital Markets — 3.4%
	American Capital Strategies Ltd. (b)	700	29,911
	Ameriprise Financial, Inc.	866	54,653
	Bank of New York Mellon Corp.	4,220	186,271
	Bear Stearns Companies, Inc. (b)	432	53,054
	Charles Schwab Corp.	3,511	75,838
	E*TRADE Financial Corp. (a) (b)	1,590	20,765
	Federated Investors, Inc., Class B	328	13,022
	Franklin Resources, Inc.	598	76,245
	Goldman Sachs Group, Inc.	1,512	327,711
	Janus Capital Group, Inc. (b)	598	16,911
	Legg Mason, Inc. (b)	485	40,881
	Lehman Brothers Holdings, Inc. (b)	1,967	121,423
	Merrill Lynch & Co., Inc.	3,195	227,740
	Morgan Stanley	3,903	245,889
	Northern Trust Corp.	707	46,853
	State Street Corp.	1,446	98,559
	T. Rowe Price Group, Inc.	977	54,409
Capital Markets Total			1,690,135

6

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 3.5%
	BB&T Corp.	2,060	83,203
	Comerica, Inc.	568	29,127
	Commerce Bancorp, Inc.	705	27,340
	Fifth Third Bancorp (b)	2,002	67,828
	First Horizon National Corp. (b)	462	12,317
	Huntington Bancshares, Inc. (b)	1,351	22,940
	KeyCorp	1,440	46,555
	M&T Bank Corp. (b)	275	28,449
	Marshall & Ilsley Corp.	995	43,551
	National City Corp.	2,364	59,313
	PNC Financial Services Group, Inc.	1,271	86,555
	Regions Financial Corp. (b)	2,619	77,208
	SunTrust Banks, Inc.	1,307	98,901
	Synovus Financial Corp.	1,216	34,109
	U.S. Bancorp (b)	6,427	209,070
	Wachovia Corp.	7,077	354,912
	Wells Fargo & Co.	12,407	441,937
	Zions Bancorporation (b)	390	26,781
Commercial Banks Total			1,750,096
Consumer Finance — 1.0%
	American Express Co.	4,397	261,050
	Capital One Financial Corp.	1,541	102,369
	Discover Financial Services	1,764	36,691
	SLM Corp.	1,517	75,349
Consumer Finance Total			475,459
Diversified Financial Services — 5.0%
	Bank of America Corp. (c)	16,480	828,450
	CIT Group, Inc.	700	28,140
	Citigroup, Inc.	18,476	862,275
	CME Group, Inc.	197	115,708
	IntercontinentalExchange, Inc. (a)	250	37,975
	JPMorgan Chase & Co.	12,570	575,957
	Leucadia National Corp. (b)	600	28,932
	Moody’s Corp. (b)	817	41,177
Diversified Financial Services Total			2,518,614
Insurance — 4.5%
	ACE Ltd.	1,218	73,774
	AFLAC, Inc.	1,825	104,098
	Allstate Corp.	2,163	123,702
	Ambac Financial Group, Inc. (b)	386	24,283

7

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	American International Group, Inc.	9,531	644,772
	Aon Corp. (b)	1,081	48,440
	Assurant, Inc.	350	18,725
	Chubb Corp.	1,452	77,885
	Cincinnati Financial Corp.	651	28,195
	Genworth Financial, Inc., Class A	1,650	50,705
	Hartford Financial Services Group, Inc.	1,185	109,672
	Lincoln National Corp.	996	65,706
	Loews Corp.	1,654	79,971
	Marsh & McLennan Companies, Inc. (b)	2,023	51,586
	MBIA, Inc. (b)	476	29,060
	MetLife, Inc.	2,765	192,803
	Principal Financial Group, Inc.	978	61,702
	Progressive Corp.	2,695	52,310
	Prudential Financial, Inc.	1,709	166,764
	SAFECO Corp.	385	23,570
	Torchmark Corp.	357	22,248
	Travelers Companies, Inc.	2,439	122,779
	Unum Group	1,334	32,643
	XL Capital Ltd., Class A	678	53,698
Insurance Total			2,259,091
Real Estate Investment Trusts (REITs) — 1.2%
	Apartment Investment & Management Co., Class A (b)	350	15,796
	Archstone-Smith Trust (b)	825	49,615
	AvalonBay Communities, Inc.	285	33,647
	Boston Properties, Inc.	430	44,677
	Developers Diversified Realty Corp.	450	25,141
	Equity Residential Property Trust	1,041	44,097
	General Growth Properties, Inc.	900	48,258
	Host Hotels & Resorts, Inc.	1,950	43,758
	Kimco Realty Corp. (b)	930	42,045
	Plum Creek Timber Co., Inc. (b)	641	28,691
	ProLogis	965	64,028
	Public Storage, Inc. (b)	455	35,786
	Simon Property Group, Inc.	840	84,000
	Vornado Realty Trust	505	55,222
Real Estate Investment Trusts (REITs) Total			614,761

8

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 0.0%
	CB Richard Ellis Group, Inc., Class A (a)(b)	745	20,741
Real Estate Management & Development Total			20,741
Thrifts & Mortgage Finance — 1.2%
	Countrywide Financial Corp. (b)	2,144	40,757
	Fannie Mae	3,627	220,558
	Freddie Mac	2,426	143,158
	Hudson City Bancorp, Inc.	1,975	30,376
	MGIC Investment Corp. (b)	298	9,628
	Sovereign Bancorp, Inc. (b)	1,325	22,578
	Washington Mutual, Inc. (b)	3,258	115,040
Thrifts & Mortgage Finance Total			582,095
FINANCIALS TOTAL			9,910,992
HEALTH CARE — 11.6%
Biotechnology — 1.2%
	Amgen, Inc. (a)	4,048	228,995
	Biogen Idec, Inc. (a)	1,066	70,708
	Celgene Corp. (a)	1,425	101,617
	Genzyme Corp. (a)	977	60,535
	Gilead Sciences, Inc. (a)	3,430	140,184
Biotechnology Total			602,039
Health Care Equipment & Supplies — 1.7%
	Bausch & Lomb, Inc.	204	13,056
	Baxter International, Inc.	2,403	135,241
	Becton, Dickinson & Co.	909	74,583
	Boston Scientific Corp. (a)	4,948	69,025
	C.R. Bard, Inc.	376	33,159
	Covidien Ltd.	1,844	76,526
	Hospira, Inc. (a)(b)	580	24,041
	Medtronic, Inc.	4,210	237,486
	St. Jude Medical, Inc. (a)	1,277	56,277
	Stryker Corp.	885	60,853
	Varian Medical Systems, Inc. (a)	475	19,898
	Zimmer Holdings, Inc. (a)	879	71,190
Health Care Equipment & Supplies Total			871,335
Health Care Providers & Services — 2.2%
	Aetna, Inc.	1,909	103,601
	AmerisourceBergen Corp.	672	30,462
	Cardinal Health, Inc.	1,355	84,728
	CIGNA Corp.	1,050	55,955
	Coventry Health Care, Inc. (a)	570	35,460

9

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	Express Scripts, Inc. (a)	960	53,587
	Humana, Inc. (a)(b)	622	43,465
	Laboratory Corp. of America Holdings (a)	440	34,421
	Manor Care, Inc. (b)	283	18,225
	McKesson Corp.	1,104	64,904
	Medco Health Solutions, Inc. (a)	995	89,938
	Patterson Companies, Inc. (a)	515	19,884
	Quest Diagnostics, Inc. (b)	572	33,045
	Tenet Healthcare Corp. (a)(b)	1,760	5,914
	UnitedHealth Group, Inc.	4,923	238,421
	WellPoint, Inc. (a)	2,242	176,939
Health Care Providers & Services Total			1,088,949
Health Care Technology — 0.1%
	IMS Health, Inc.	722	22,122
Health Care Technology Total			22,122
Life Sciences Tools & Services — 0.3%
	Applera Corp. - Applied Biosystems Group	689	23,867
	Millipore Corp. (a)(b)	201	15,236
	PerkinElmer, Inc.	452	13,203
	Thermo Fisher Scientific, Inc. (a)	1,592	91,890
	Waters Corp. (a)	369	24,693
Life Sciences Tools & Services Total			168,889
Pharmaceuticals — 6.1%
	Abbott Laboratories	5,731	307,296
	Allergan, Inc.	1,144	73,754
	Barr Pharmaceuticals, Inc. (a)	390	22,195
	Bristol-Myers Squibb Co.	7,340	211,539
	Eli Lilly & Co.	3,661	208,421
	Forest Laboratories, Inc. (a)	1,184	44,151
	Johnson & Johnson	10,752	706,406
	King Pharmaceuticals, Inc. (a)(b)	897	10,513
	Merck & Co., Inc.	8,088	418,069
	Mylan Laboratories, Inc.	925	14,763
	Pfizer, Inc.	25,728	628,535
	Schering-Plough Corp.	6,027	190,634
	Watson Pharmaceuticals, Inc. (a)(b)	372	12,053

10

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Wyeth	4,999	222,705
Pharmaceuticals Total			3,071,034
HEALTH CARE TOTAL			5,824,368
INDUSTRIALS — 11.5%
Aerospace & Defense — 2.9%
	Boeing Co.	2,908	305,311
	General Dynamics Corp.	1,500	126,705
	Goodrich Corp.	460	31,386
	Honeywell International, Inc.	2,784	165,564
	L-3 Communications Holdings, Inc.	460	46,984
	Lockheed Martin Corp.	1,288	139,735
	Northrop Grumman Corp.	1,270	99,060
	Precision Castparts Corp.	500	73,990
	Raytheon Co.	1,635	104,346
	Rockwell Collins, Inc.	628	45,869
	United Technologies Corp.	3,685	296,569
Aerospace & Defense Total			1,435,519
Air Freight & Logistics — 0.9%
	C.H. Robinson Worldwide, Inc. (b)	650	35,288
	FedEx Corp.	1,145	119,939
	United Parcel Service, Inc., Class B	3,908	293,491
Air Freight & Logistics Total			448,718
Airlines — 0.1%
	Southwest Airlines Co. (b)	2,784	41,203
Airlines Total			41,203
Building Products — 0.1%
	American Standard Companies, Inc.	675	24,044
	Masco Corp.	1,360	31,511
Building Products Total			55,555
Commercial Services & Supplies — 0.5%
	Allied Waste Industries, Inc. (a)(b)	1,066	13,592
	Avery Dennison Corp. (b)	391	22,295
	Cintas Corp. (b)	507	18,810
	Equifax, Inc.	536	20,432
	Monster Worldwide, Inc. (a)(b)	500	17,030
	Pitney Bowes, Inc. (b)	817	37,108
	R.R. Donnelley & Sons Co.	821	30,016
	Robert Half International, Inc.	605	18,065
	Waste Management, Inc.	1,935	73,027
Commercial Services & Supplies Total			250,375

11

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 0.1%
	Fluor Corp. (b)	319	45,930
Construction & Engineering Total			45,930
Electrical Equipment — 0.5%
	Cooper Industries Ltd., Class A	683	34,894
	Emerson Electric Co.	2,951	157,052
	Rockwell Automation, Inc.	564	39,204
Electrical Equipment Total			231,150
Industrial Conglomerates — 3.9%
	3M Co.	2,669	249,765
	General Electric Co. (d)	38,075	1,576,305
	Textron, Inc.	932	57,980
	Tyco International Ltd.	1,844	81,763
Industrial Conglomerates Total			1,965,813
Machinery — 1.8%
	Caterpillar, Inc.	2,384	186,977
	Cummins, Inc.	385	49,238
	Danaher Corp.	922	76,259
	Deere & Co. (b)	827	122,743
	Dover Corp.	770	39,232
	Eaton Corp.	531	52,590
	Illinois Tool Works, Inc. (b)	1,561	93,098
	Ingersoll-Rand Co., Ltd., Class A	1,071	58,337
	ITT Corp.	672	45,649
	Paccar, Inc.	916	78,089
	Pall Corp.	450	17,505
	Parker Hannifin Corp. (b)	436	48,758
	Terex Corp. (a)	370	32,937
Machinery Total			901,412
Road & Rail — 0.7%
	Burlington Northern Santa Fe Corp.	1,127	91,479
	CSX Corp.	1,621	69,265
	Norfolk Southern Corp.	1,472	76,411
	Ryder System, Inc. (b)	214	10,486
	Union Pacific Corp.	999	112,947
Road & Rail Total			360,588

12

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — 0.0%
	W.W. Grainger, Inc. (b)	260	23,709
Trading Companies & Distributors Total			23,709
INDUSTRIALS TOTAL			5,759,972
INFORMATION TECHNOLOGY — 16.1%
Communications Equipment — 2.9%
	Avaya, Inc. (a)	1,693	28,713
	Ciena Corp. (a)	330	12,566
	Cisco Systems, Inc. (a)	22,620	748,948
	Corning, Inc.	5,849	144,178
	JDS Uniphase Corp. (a)(b)	775	11,594
	Juniper Networks, Inc. (a)(b)	1,905	69,742
	Motorola, Inc.	8,598	159,321
	QUALCOMM, Inc.	6,218	262,773
	Tellabs, Inc. (a)	1,621	15,432
Communications Equipment Total			1,453,267
Computers & Peripherals — 4.3%
	Apple, Inc. (a)	3,242	497,777
	Dell, Inc. (a)	8,429	232,640
	EMC Corp.	7,786	161,949
	Hewlett-Packard Co.	9,574	476,690
	International Business Machines Corp.	5,045	594,301
	Lexmark International, Inc., Class A (a)(b)	355	14,743
	Network Appliance, Inc. (a)	1,334	35,898
	QLogic Corp. (a)	540	7,263
	SanDisk Corp. (a)(b)	850	46,835
	Sun Microsystems, Inc. (a)	13,145	73,743
	Teradata Corp. (a)	675	17,604
Computers & Peripherals Total			2,159,443
Electronic Equipment & Instruments — 0.4%
	Agilent Technologies, Inc. (a)	1,443	53,218
	Jabil Circuit, Inc. (b)	770	17,587
	Molex, Inc. (b)	530	14,273
	Solectron Corp. (a)(b)	3,391	13,225
	Tektronix, Inc. (b)	272	7,545
	Tyco Electronics Ltd.	1,844	65,333
Electronic Equipment & Instruments Total			171,181
Internet Software & Services — 1.7%
	Akamai Technologies, Inc. (a)(b)	625	17,956
	eBay, Inc. (a)	4,235	165,250
	Google, Inc., Class A (a)	851	482,747

13

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — (continued)
	VeriSign, Inc. (a)(b)	905	30,535
	Yahoo!, Inc. (a)	4,998	134,146
Internet Software & Services Total			830,634
IT Services — 0.8%
	Affiliated Computer Services, Inc., Class A (a)	360	18,086
	Automatic Data Processing, Inc.	1,970	90,482
	Cognizant Technology Solutions Corp., Class A (a)	530	42,278
	Computer Sciences Corp. (a)(b)	646	36,111
	Convergys Corp. (a)	510	8,854
	Electronic Data Systems Corp.	1,891	41,300
	Fidelity National Information Services, Inc.	630	27,953
	Fiserv, Inc. (a)	624	31,737
	Paychex, Inc.	1,269	52,029
	Unisys Corp. (a)(b)	1,292	8,553
	Western Union Co.	2,864	60,058
IT Services Total			417,441
Office Electronics — 0.1%
	Xerox Corp. (a)	3,489	60,499
Office Electronics Total			60,499
Semiconductors & Semiconductor Equipment — 2.7%
	Advanced Micro Devices, Inc. (a)(b)	2,037	26,888
	Altera Corp.	1,312	31,593
	Analog Devices, Inc.	1,158	41,873
	Applied Materials, Inc.	5,115	105,880
	Broadcom Corp., Class A (a)	1,751	63,806
	Intel Corp.	21,699	561,136
	KLA-Tencor Corp. (b)	728	40,608
	Linear Technology Corp. (b)	813	28,447
	LSI Logic Corp. (a)(b)	2,661	19,745
	MEMC Electronic Materials, Inc. (a)	825	48,559
	Microchip Technology, Inc. (b)	800	29,056
	Micron Technology, Inc. (a)(b)	2,815	31,246
	National Semiconductor Corp. (b)	900	24,408
	Novellus Systems, Inc. (a)(b)	457	12,458
	NVIDIA Corp. (a)	2,028	73,477
	Teradyne, Inc. (a)	716	9,881

14

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
	Texas Instruments, Inc.	5,308	194,220
	Xilinx, Inc. (b)	1,111	29,042
Semiconductors & Semiconductor Equipment Total			1,372,323
Software — 3.2%
	Adobe Systems, Inc. (a)	2,175	94,961
	Autodesk, Inc. (a)(b)	855	42,724
	BMC Software, Inc. (a)	747	23,329
	CA, Inc. (b)	1,453	37,371
	Citrix Systems, Inc. (a)	678	27,337
	Compuware Corp. (a)(b)	1,121	8,990
	Electronic Arts, Inc. (a)	1,153	64,557
	Intuit, Inc. (a)	1,261	38,208
	Microsoft Corp.	29,970	882,916
	Novell, Inc. (a)	1,296	9,901
	Oracle Corp. (a)	14,617	316,458
	Symantec Corp. (a)	3,333	64,594
Software Total			1,611,346
INFORMATION TECHNOLOGY TOTAL			8,076,134
MATERIALS — 3.2%
Chemicals — 1.7%
	Air Products & Chemicals, Inc.	807	78,892
	Ashland, Inc. (b)	196	11,801
	Dow Chemical Co.	3,525	151,786
	E.I. Du Pont de Nemours & Co.	3,409	168,950
	Eastman Chemical Co. (b)	317	21,153
	Ecolab, Inc.	645	30,444
	Hercules, Inc.	443	9,312
	International Flavors & Fragrances, Inc. (b)	331	17,497
	Monsanto Co.	2,020	173,195
	PPG Industries, Inc. (b)	621	46,917
	Praxair, Inc.	1,185	99,256
	Rohm and Haas Co. (b)	501	27,891
	Sigma-Aldrich Corp.	477	23,249
Chemicals Total			860,343
Construction Materials — 0.1%
	Vulcan Materials Co. (b)	367	32,718
Construction Materials Total			32,718
Containers & Packaging — 0.1%
	Ball Corp.	380	20,425

15

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — (continued)
	Bemis Co., Inc. (b)	386	11,236
	Pactiv Corp. (a)	492	14,101
	Sealed Air Corp. (b)	605	15,464
	Temple-Inland, Inc.	391	20,578
Containers & Packaging Total			81,804
Metals & Mining — 1.0%
	Alcoa, Inc.	3,282	128,392
	Allegheny Technologies, Inc. (b)	392	43,100
	Freeport-McMoRan Copper & Gold, Inc.	1,425	149,468
	Newmont Mining Corp.	1,679	75,102
	Nucor Corp.	1,076	63,990
	United States Steel Corp.	439	46,508
Metals & Mining Total			506,560
Paper & Forest Products — 0.3%
	International Paper Co.	1,600	57,392
	MeadWestvaco Corp.	681	20,110
	Weyerhaeuser Co.	797	57,623
Paper & Forest Products Total			135,125
MATERIALS TOTAL			1,616,550
TELECOMMUNICATION SERVICES — 3.8%
Diversified Telecommunication Services — 3.2%
	AT&T, Inc.	22,649	958,279
	CenturyTel, Inc.	424	19,597
	Citizens Communications Co.	1,254	17,957
	Embarq Corp.	558	31,025
	Qwest Communications International, Inc. (a)(b)	5,941	54,420
	Verizon Communications, Inc.	10,780	477,338
	Windstream Corp. (b)	1,782	25,162
Diversified Telecommunication Services Total			1,583,778
Wireless Telecommunication Services — 0.6%
	ALLTEL Corp.	1,308	91,142
	Sprint Nextel Corp.	10,583	201,077
Wireless Telecommunication Services Total			292,219
TELECOMMUNICATION SERVICES TOTAL			1,875,997
UTILITIES — 3.4%
Electric Utilities — 1.8%
	Allegheny Energy, Inc. (b)	617	32,244

16

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Electric Utilities — (continued)
	American Electric Power Co., Inc.	1,492	68,751
	Duke Energy Corp.	4,670	87,282
	Edison International	1,221	67,705
	Entergy Corp.	733	79,377
	Exelon Corp.	2,513	189,380
	FirstEnergy Corp.	1,142	72,334
	FPL Group, Inc.	1,500	91,320
	Pinnacle West Capital Corp. (b)	362	14,303
	PPL Corp.	1,414	65,468
	Progress Energy, Inc. (b)	964	45,163
	Southern Co. (b)	2,821	102,346
Electric Utilities Total			915,673
Gas Utilities — 0.1%
	Nicor, Inc. (b)	170	7,293
	Questar Corp.	645	33,882
Gas Utilities Total			41,175
Independent Power Producers & Energy Traders — 0.5%
	AES Corp. (a)	2,491	49,920
	Constellation Energy Group, Inc.	677	58,080
	Dynegy, Inc. (a)	1,852	17,112
	TXU Corp.	1,716	117,494
Independent Power Producers & Energy Traders Total			242,606
Multi-Utilities — 1.0%
	Ameren Corp. (b)	779	40,897
	CenterPoint Energy, Inc.	1,193	19,124
	CMS Energy Corp. (b)	840	14,129
	Consolidated Edison, Inc.	1,000	46,300
	Dominion Resources, Inc.	1,080	91,044
	DTE Energy Co.	644	31,195
	Integrys Energy Group, Inc. (b)	275	14,088
	NiSource, Inc.	1,014	19,408
	PG&E Corp.	1,312	62,714
	Public Service Enterprise Group, Inc.	935	82,271
	Sempra Energy	974	56,609
	TECO Energy, Inc.	790	12,980

17

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — (continued)
	Xcel Energy, Inc. (b)	1,562	33,646
Multi-Utilities Total			524,405
UTILITIES TOTAL			1,723,859

	Total Common Stocks (cost of $31,936,041)		50,012,057
Securities Lending Collateral — 10.7%
	State Street Navigator Securities Lending Prime Portfolio (e) (7 day yield of 5.320%)	5,374,622	5,374,622

	Total Securities Lending Collateral (cost of $5,374,622)		5,374,622

		Par ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 4.810%, collateralized by a U.S. Government Agency Obligation maturing 09/04/12, market value $267,981 (repurchase proceeds $261,105)	261,000	261,000

	Total Short-Term Obligation (cost of $261,000)		261,000

	Total Investments — 111.0% (cost of $37,571,663)(f)(g)		55,647,679

	Other Assets & Liabilities, Net — (11.0)%		(5,518,420)

	Net Assets — 100.0%		50,129,259

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at “fair value” as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

18

(a)	Non-income producing security.

(b)	All or portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 is $5,234,432.

(c)	Investments in affiliates during the nine months ended September 30, 2007:

Security name: Bank of America Corp.

Shares as of 12/31/06:	17,880
Shares purchased:	—
Shares sold:	(1,400)
Shares as of 09/30/07:	16,480
Net realized gain/loss:	$19,037
Dividend income earned:	$29,811
Value at end of period:	$828,450

(d)	A portion of this security with a market value of $207,000 is pledged as collateral for open futures contracts.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $37,571,663.

(g)	Unrealized appreciation and depreciation at September 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$19,242,416	$(1,166,400)	$18,076,016

At September 30, 2007, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index Futures	1	$384,525	$371,505	Dec-2007	$13,020

19

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Small Cap Value Fund, Variable Series

		Shares	Value ($)
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 10.1%
Auto Components — 1.1%
	American Axle & Manufacturing Holdings, Inc.	37,530	947,632
	BorgWarner, Inc.	30,490	2,790,750
	Modine Manufacturing Co.	70,700	1,882,034
Auto Components Total			5,620,416
Distributors — 0.3%
	Building Materials Holding Corp.	151,910	1,607,208
Distributors Total			1,607,208
Diversified Consumer Services — 0.4%
	Regis Corp.	63,860	2,037,773
Diversified Consumer Services Total			2,037,773
Hotels, Restaurants & Leisure — 1.5%
	Bob Evans Farms, Inc.	61,630	1,859,993
	CEC Entertainment, Inc. (a)	49,750	1,336,783
	Landry’s Restaurants, Inc.	82,970	2,195,386
	O’Charleys, Inc.	64,900	983,884
	Vail Resorts, Inc. (a)	17,390	1,083,223
Hotels, Restaurants & Leisure Total			7,459,269
Household Durables — 2.4%
	American Greetings Corp., Class A	155,770	4,112,328
	CSS Industries, Inc.	45,406	1,633,254
	Ethan Allen Interiors, Inc.	58,640	1,916,942
	Furniture Brands International, Inc.	126,700	1,284,738
	Kimball International, Inc., Class B	101,034	1,149,767
	Skyline Corp.	50,991	1,533,809
Household Durables Total			11,630,838
Leisure Equipment & Products — 0.2%
	Nautilus Group, Inc.	97,786	779,354
Leisure Equipment & Products Total			779,354
Multiline Retail — 0.2%
	99 Cents Only Stores (a)	87,440	898,009
Multiline Retail Total			898,009
Specialty Retail — 2.5%
	America’s Car-Mart, Inc. (a)	188,244	2,129,040
	Collective Brands, Inc. (a)	69,120	1,524,787
	GameStop Corp., Class A (a)	40,730	2,295,135
	Monro Muffler Brake, Inc.	76,840	2,596,424
	Rent-A-Center, Inc. (a)	131,233	2,379,254

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	Zale Corp. (a)	63,030	1,458,514
Specialty Retail Total			12,383,154
Textiles, Apparel & Luxury Goods — 1.5%
	Delta Apparel, Inc.	55,851	955,052
	Hampshire Group Ltd. (a)	101,850	1,543,028
	Hartmarx Corp. (a)	192,759	944,519
	K-Swiss, Inc., Class A	47,800	1,095,098
	Wolverine World Wide, Inc.	110,450	3,026,330
Textiles, Apparel & Luxury Goods Total			7,564,027
CONSUMER DISCRETIONARY TOTAL			49,980,048
CONSUMER STAPLES — 4.8%
Beverages — 0.3%
	MGP Ingredients, Inc.	147,795	1,517,855
Beverages Total			1,517,855
Food & Staples Retailing — 1.5%
	BJ’s Wholesale Club, Inc. (a)	57,340	1,901,394
	Ruddick Corp.	42,650	1,430,481
	Weis Markets, Inc.	90,391	3,858,792
Food & Staples Retailing Total			7,190,667
Food Products — 3.0%
	American Italian Pasta Co., Class A (a)	97,843	805,737
	Flowers Foods, Inc.	102,094	2,225,649
	Fresh Del Monte Produce, Inc.	74,930	2,154,238
	J & J Snack Foods Corp.	49,898	1,737,448
	Lancaster Colony Corp.	54,057	2,063,356
	Lance, Inc.	72,980	1,680,000
	Maui Land & Pineapple Co., Inc. (a)	57,585	1,752,887
	Ralcorp Holdings, Inc. (a)	43,840	2,447,149
Food Products Total			14,866,464
CONSUMER STAPLES TOTAL			23,574,986
ENERGY — 6.2%
Energy Equipment & Services — 2.1%
	Complete Production Services, Inc. (a)	41,960	859,341
	Grey Wolf, Inc. (a)	285,300	1,868,715
	Key Energy Services, Inc. (a)	81,400	1,383,800
	Lufkin Industries, Inc.	42,742	2,351,665
	Oil States International, Inc. (a)	35,510	1,715,133

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Energy Equipment & Services — (continued)
	TriCo Marine Services, Inc. (a)	78,237	2,331,462
Energy Equipment & Services Total			10,510,116
Oil, Gas & Consumable Fuels — 4.1%
	Alpha Natural Resources, Inc. (a)	84,330	1,958,986
	Aurora Oil & Gas Corp. (a)	165,428	238,216
	Bois d’Arc Energy, Inc. (a)	66,430	1,273,463
	Comstock Resources, Inc. (a)	29,250	902,070
	Harvest Natural Resources, Inc. (a)	188,630	2,252,242
	Nordic American Tanker Shipping	57,361	2,250,846
	Peabody Energy Corp.	41,260	1,975,116
	Range Resources Corp.	107,490	4,370,543
	Stone Energy Corp. (a)	39,070	1,563,191
	Swift Energy Co. (a)	26,540	1,086,017
	Western Refining, Inc.	52,151	2,116,288
Oil, Gas & Consumable Fuels Total			19,986,978
ENERGY TOTAL			30,497,094
FINANCIALS — 26.9%
Capital Markets — 0.8%
	Piper Jaffray Companies, Inc. (a)	49,110	2,632,296
	Thomas Weisel Partners Group, Inc. (a)	89,213	1,294,481
Capital Markets Total			3,926,777
Commercial Banks — 9.0%
	BancFirst Corp.	41,354	1,855,554
	BancTrust Financial Group, Inc.	81,808	1,302,383
	Bank of Granite Corp.	130,173	1,767,749
	BankFinancial Corp.	119,787	1,895,030
	Beneficial Mutual Bancorp, Inc. (a)	44,506	433,934
	Bryn Mawr Bank Corp.	79,172	1,722,783
	Capitol Bancorp Ltd.	90,648	2,250,790
	Central Pacific Financial Corp.	74,127	2,164,509
	Chemical Financial Corp.	108,341	2,627,269
	Columbia Banking System, Inc.	69,404	2,208,435
	Community Trust Bancorp, Inc.	51,659	1,551,836
	First Citizens BancShares, Inc., Class A	12,593	2,196,219
	First Financial Corp.	73,705	2,233,262
	First National Bank of Alaska	627	1,285,350
	Mass Financial Corp., Class A (a)	154,340	648,228
	Merchants Bancshares, Inc.	75,773	1,761,722
	Northrim BanCorp, Inc.	72,097	1,795,213

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	S&T Bancorp, Inc.	36,851	1,182,549
	Sandy Spring Bancorp, Inc.	9,635	290,206
	South Financial Group, Inc.	125,300	2,849,322
	Sterling Bancorp NY	121,224	1,697,136
	Taylor Capital Group, Inc.	79,259	2,213,704
	UMB Financial Corp.	79,871	3,423,271
	Whitney Holding Corp.	118,550	3,127,349
Commercial Banks Total			44,483,803
Consumer Finance — 1.5%
	Advance America Cash Advance Centers, Inc.	258,680	2,760,115
	Cash America International, Inc.	121,300	4,560,880
Consumer Finance Total			7,320,995
Diversified Financial Services — 0.4%
	Medallion Financial Corp.	184,558	2,009,837
Diversified Financial Services Total			2,009,837
Insurance — 7.8%
	American Physicians Capital, Inc.	66,151	2,577,243
	Baldwin & Lyons, Inc., Class B	76,640	2,093,038
	CNA Surety Corp. (a)	133,151	2,347,452
	Commerce Group, Inc.	87,950	2,591,886
	Delphi Financial Group, Inc., Class A	85,515	3,456,516
	EMC Insurance Group, Inc.	66,925	1,739,381
	Harleysville Group, Inc.	56,981	1,822,252
	Horace Mann Educators Corp.	135,776	2,676,145
	IPC Holdings Ltd.	53,900	1,555,015
	National Western Life Insurance Co., Class A	7,386	1,890,521
	Navigators Group, Inc. (a)	80,280	4,355,190
	Phoenix Companies, Inc.	219,669	3,099,530
	ProCentury Corp.	167,150	2,445,405
	RLI Corp.	48,157	2,731,465
	United America Indemnity Ltd., Class A (a)	142,628	3,067,928
Insurance Total			38,448,967
Real Estate Investment Trusts (REITs) — 4.5%
	Colonial Properties Trust	55,640	1,908,452
	Franklin Street Properties Corp.	161,322	2,782,804
	Getty Realty Corp.	62,203	1,691,922
	Healthcare Realty Trust, Inc.	98,840	2,635,074

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
	Lexington Realty Trust	128,335	2,567,983
	Potlatch Corp.	70,190	3,160,656
	Sun Communities, Inc.	100,782	3,031,523
	Swa REIT Ltd.	143,462	255,362
	Universal Health Realty Income Trust	58,807	2,089,413
	Urstadt Biddle Properties, Inc., Class A	119,438	1,847,706
Real Estate Investment Trusts (REITs) Total			21,970,895
Thrifts & Mortgage Finance — 2.9%
	Bank Mutual Corp.	164,344	1,937,616
	Brookline Bancorp, Inc.	213,300	2,472,147
	Corus Bankshares, Inc. (b)	218,879	2,849,804
	Flagstar BanCorp, Inc.	206,307	2,007,367
	TrustCo Bank Corp. NY	159,016	1,738,045
	Washington Federal, Inc.	67,400	1,769,924
	Westfield Financial, Inc.	161,680	1,569,913
Thrifts & Mortgage Finance Total			14,344,816
FINANCIALS TOTAL			132,506,090
HEALTH CARE — 9.1%
Health Care Equipment & Supplies — 1.8%
	Analogic Corp.	26,970	1,719,607
	Haemonetics Corp. (a)	50,260	2,483,849
	STERIS Corp.	128,680	3,516,825
	Vital Signs, Inc.	21,686	1,130,708
Health Care Equipment & Supplies Total			8,850,989
Health Care Providers & Services — 4.9%
	Amedisys, Inc. (a)	39,930	1,534,111
	AmSurg Corp. (a)	63,500	1,464,945
	Cross Country Healthcare, Inc. (a)	118,286	2,066,456
	Gentiva Health Services, Inc. (a)	123,841	2,378,986
	Kindred Healthcare, Inc. (a)	109,070	1,953,444
	NovaMed, Inc. (a)	258,536	1,124,632
	Owens & Minor, Inc.	60,160	2,291,494
	Pediatrix Medical Group, Inc. (a)	83,836	5,484,551
	RehabCare Group, Inc. (a)	63,872	1,123,508
	Res-Care, Inc. (a)	121,905	2,784,310
	U.S. Physical Therapy, Inc. (a)	70,295	1,040,366
	VistaCare, Inc. (a)	105,945	692,880
Health Care Providers & Services Total			23,939,683

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 1.7%
	Bio-Rad Laboratories, Inc., Class A (a)	32,890	2,976,545
	PAREXEL International Corp. (a)	91,260	3,766,300
	Varian, Inc. (a)	27,310	1,737,189
Life Sciences Tools & Services Total			8,480,034
Pharmaceuticals — 0.7%
	Alpharma, Inc., Class A	85,020	1,816,027
	Sciele Pharma, Inc. (a)	58,870	1,531,798
Pharmaceuticals Total			3,347,825
HEALTH CARE TOTAL			44,618,531
INDUSTRIALS — 17.2%
Aerospace & Defense — 1.8%
	AAR Corp. (a)	99,050	3,005,177
	Esterline Technologies Corp. (a)	72,880	4,157,804
	Moog, Inc., Class A (a)	39,380	1,730,357
Aerospace & Defense Total			8,893,338
Airlines — 1.0%
	AirTran Holdings, Inc. (a)	126,290	1,242,694
	JetBlue Airways Corp. (a)	145,900	1,345,198
	Skywest, Inc.	85,380	2,149,014
Airlines Total			4,736,906
Building Products — 1.6%
	Goodman Global, Inc. (a)	73,436	1,753,652
	Lennox International, Inc.	53,100	1,794,780
	NCI Building Systems, Inc. (a)	71,110	3,072,663
	Universal Forest Products, Inc.	35,770	1,069,523
Building Products Total			7,690,618
Commercial Services & Supplies — 3.9%
	ABM Industries, Inc.	61,980	1,238,360
	Casella Waste Systems, Inc., Class A (a)	119,102	1,493,539
	CBIZ, Inc. (a)	161,108	1,280,809
	Consolidated Graphics, Inc. (a)	68,970	4,330,626
	Healthcare Services Group, Inc.	150,044	3,041,392
	IKON Office Solutions, Inc.	131,100	1,684,635
	Korn/Ferry International (a)	95,660	1,579,347
	Navigant Consulting, Inc. (a)	105,940	1,341,200
	TeleTech Holdings, Inc. (a)	47,737	1,141,392
	United Stationers, Inc. (a)	38,250	2,123,640
Commercial Services & Supplies Total			19,254,940

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 1.6%
	EMCOR Group, Inc. (a)	106,560	3,341,722
	KHD Humboldt Wedag International Ltd. (a)	144,062	4,393,891
Construction & Engineering Total			7,735,613
Electrical Equipment — 2.3%
	Belden CDT, Inc.	52,360	2,456,208
	Genlyte Group, Inc. (a)	48,660	3,126,891
	Woodward Governor Co.	90,070	5,620,368
Electrical Equipment Total			11,203,467
Machinery — 1.8%
	EnPro Industries, Inc. (a)	85,132	3,456,359
	Harsco Corp.	71,484	4,236,857
	Kadant, Inc. (a)	37,758	1,057,224
Machinery Total			8,750,440
Road & Rail — 2.1%
	Amerco, Inc. (a)	27,100	1,719,766
	Dollar Thrifty Automotive Group, Inc. (a)	41,240	1,430,616
	Genesee & Wyoming, Inc., Class A (a)	49,270	1,420,947
	Heartland Express, Inc.	93,780	1,339,178
	Ryder System, Inc.	36,710	1,798,790
	Werner Enterprises, Inc.	170,510	2,924,246
Road & Rail Total			10,633,543
Trading Companies & Distributors — 1.1%
	Kaman Corp.	75,757	2,618,162
	Watsco, Inc.	64,360	2,988,235
Trading Companies & Distributors Total			5,606,397
INDUSTRIALS TOTAL			84,505,262
INFORMATION TECHNOLOGY — 12.9%
Communications Equipment — 2.1%
	Anaren, Inc. (a)	130,031	1,833,437
	Bel Fuse, Inc., Class B	32,300	1,119,518
	Black Box Corp.	48,278	2,064,367
	Dycom Industries, Inc. (a)	102,790	3,148,458
	Polycom, Inc. (a)	52,540	1,411,224
	Tollgrade Communications, Inc. (a)	85,357	863,813
Communications Equipment Total			10,440,817
Computers & Peripherals — 1.3%
	Electronics for Imaging, Inc. (a)	98,260	2,639,264
	Emulex Corp. (a)	93,390	1,790,286
	Imation Corp.	45,380	1,113,171

7

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — (continued)
	QLogic Corp. (a)	79,660	1,071,427
Computers & Peripherals Total			6,614,148
Electronic Equipment & Instruments — 3.6%
	Anixter International, Inc. (a)	50,140	4,134,043
	Benchmark Electronics, Inc. (a)	101,295	2,417,912
	Brightpoint, Inc. (a)	212,574	3,190,736
	Coherent, Inc. (a)	42,468	1,362,373
	MTS Systems Corp.	59,267	2,465,507
	NAM TAI Electronics, Inc.	161,917	2,036,916
	Vishay Intertechnology, Inc. (a)	181,000	2,358,430
Electronic Equipment & Instruments Total			17,965,917
IT Services — 1.7%
	CACI International, Inc., Class A (a)	38,670	1,975,650
	CSG Systems International, Inc. (a)	62,805	1,334,606
	MAXIMUS, Inc.	36,530	1,591,978
	MPS Group, Inc. (a)	296,184	3,302,452
IT Services Total			8,204,686
Semiconductors & Semiconductor Equipment — 2.3%
	Actel Corp. (a)	114,082	1,224,100
	Advanced Energy Industries, Inc. (a)	61,480	928,348
	Asyst Technologies, Inc. (a)	130,533	690,519
	ATMI, Inc. (a)	27,670	823,182
	Cabot Microelectronics Corp. (a)	24,340	1,040,535
	Exar Corp. (a)	102,560	1,339,433
	Fairchild Semiconductor International, Inc. (a)	79,710	1,488,983
	RF Micro Devices, Inc. (a)	202,090	1,360,066
	Standard Microsystems Corp. (a)	35,592	1,367,445
	Varian Semiconductor Equipment Associates, Inc. (a)	17,357	928,947
Semiconductors & Semiconductor Equipment Total			11,191,558
Software — 1.9%
	ACI Worldwide, Inc. (a)	71,240	1,592,214
	Captaris, Inc. (a)	206,027	1,089,883
	Lawson Software, Inc. (a)	84,940	850,249
	MSC.Software Corp. (a)	163,152	2,222,130
	Progress Software Corp. (a)	49,400	1,496,820

8

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Sybase, Inc. (a)	86,450	1,999,589
Software Total			9,250,885
INFORMATION TECHNOLOGY TOTAL			63,668,011
MATERIALS — 7.2%
Chemicals — 2.0%
	H.B. Fuller Co.	142,280	4,222,871
	Minerals Technologies, Inc.	42,220	2,828,740
	Sensient Technologies Corp.	97,420	2,812,515
Chemicals Total			9,864,126
Construction Materials — 0.5%
	Eagle Materials, Inc.	67,120	2,398,869
Construction Materials Total			2,398,869
Containers & Packaging — 2.1%
	AptarGroup, Inc.	100,740	3,815,024
	Greif, Inc., Class A	68,303	4,144,626
	Greif, Inc., Class B	48,366	2,732,679
Containers & Packaging Total			10,692,329
Metals & Mining — 1.8%
	Carpenter Technology Corp.	19,980	2,597,600
	Haynes International, Inc. (a)	19,195	1,638,677
	Metal Management, Inc.	40,311	2,184,856
	Worthington Industries, Inc.	99,990	2,355,764
Metals & Mining Total			8,776,897
Paper & Forest Products — 0.8%
	Glatfelter Co.	141,410	2,098,524
	Mercer International, Inc. (a)	182,571	1,725,296
Paper & Forest Products Total			3,823,820
MATERIALS TOTAL			35,556,041
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.5%
	North Pittsburgh Systems, Inc.	58,350	1,386,396
	Warwick Valley Telephone Co.	88,516	1,239,224
Diversified Telecommunication Services Total			2,625,620
TELECOMMUNICATION SERVICES TOTAL			2,625,620
UTILITIES — 4.8%
Electric Utilities — 2.9%
	ALLETE, Inc.	48,790	2,183,840
	El Paso Electric Co. (a)	109,711	2,537,615
	Hawaiian Electric Industries, Inc.	78,090	1,695,334
	Maine & Maritimes Corp. (a)	19,893	563,370

9

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Electric Utilities — (continued)
	MGE Energy, Inc.	65,313	2,184,067
	Otter Tail Corp.	51,706	1,843,319
	Portland General Electric Co.	33,911	942,726
	UIL Holdings Corp.	66,374	2,090,781
Electric Utilities Total			14,041,052
Gas Utilities — 1.1%
	Northwest Natural Gas Co.	56,980	2,603,986
	WGL Holdings, Inc.	83,900	2,843,371
Gas Utilities Total			5,447,357
Multi-Utilities — 0.8%
	CH Energy Group, Inc.	82,995	3,967,161
Multi-Utilities Total			3,967,161
UTILITIES TOTAL			23,455,570

	Total Common Stocks (cost of $448,795,201)		490,987,253
Securities Lending Collateral — 0.6%
	State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 5.320%)	2,915,000	2,915,000

	Total Securities Lending Collateral (cost of $2,915,000)		2,915,000

		Par ($)
Short-Term Obligation — 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07, at 3.910%, collateralized by a U.S. Treasury Obligation maturing 08/15/22, market value $2,938,713 (repurchase proceeds $2,88,938)	2,880,000	2,880,000

	Total Short-Term Obligation (cost of $2,880,000)		2,880,000

	Total Investments — 100.9% (cost of $454,590,201)(d)(e)		496,782,253

	Other Assets & Liabilities, Net — (0.9)%		(4,362,927)

	Net Assets — 100.0%		492,419,326

10

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 is $2,760,240.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $454,590,201.

(e)	Unrealized appreciation and depreciation at September 30,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$76,194,846	$(34,002,794)	$42,192,052

11

INVESTMENT PORTFOLIO
September 30, 2007 (Unaudited)	Columbia Small Company Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks — 99.8%
CONSUMER DISCRETIONARY — 17.1%
Diversified Consumer Services — 3.4%
	Capella Education Co. (a)	16,715	934,536
	DeVry, Inc.	21,210	784,982
	Sotheby’s	13,970	667,626
	Strayer Education, Inc.	4,508	760,184
Diversified Consumer Services Total			3,147,328
Hotels, Restaurants & Leisure — 5.5%
	Ambassadors Group, Inc.	15,180	578,358
	Buffalo Wild Wings, Inc. (a)	12,940	488,097
	California Pizza Kitchen, Inc. (a)	25,189	442,571
	Chipotle Mexican Grill, Inc., Class A (a)	6,865	810,962
	P.F. Chang’s China Bistro, Inc. (a)	12,960	383,616
	Vail Resorts, Inc. (a)	11,874	739,631
	WMS Industries, Inc. (a)	48,086	1,591,647
Hotels, Restaurants & Leisure Total			5,034,882
Household Durables — 1.1%
	Tempur-Pedic International, Inc.	27,704	990,418
Household Durables Total			990,418
Internet & Catalog Retail — 1.3%
	Priceline.com, Inc. (a)	7,241	642,639
	Shutterfly, Inc. (a)	17,200	548,852
Internet & Catalog Retail Total			1,191,491
Media — 1.7%
	Knology, Inc. (a)	34,917	584,161
	Marvel Entertainment, Inc. (a)	20,970	491,537
	National CineMedia, Inc.	22,800	510,720
Media Total			1,586,418
Specialty Retail — 2.5%
	Aeropostale, Inc. (a)	23,305	444,193
	Hibbett Sports, Inc. (a)	27,890	691,672
	J Crew Group, Inc. (a)	8,070	334,905
	Men’s Wearhouse, Inc.	17,320	875,006
Specialty Retail Total			2,345,776

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.6%
	Volcom, Inc. (a)	13,291	565,133
	Warnaco Group, Inc. (a)	24,206	945,729
Textiles, Apparel & Luxury Goods Total			1,510,862
CONSUMER DISCRETIONARY TOTAL			15,807,175
CONSUMER STAPLES — 2.5%
Beverages — 0.2%
	Central European Distribution Corp. (a)	4,300	206,013
Beverages Total			206,013
Food & Staples Retailing — 0.2%
	Longs Drug Stores Corp.	4,480	222,522
Food & Staples Retailing Total			222,522
Food Products — 0.4%
	Reddy Ice Holdings, Inc.	11,966	315,543
Food Products Total			315,543
Personal Products — 1.7%
	Chattem, Inc. (a)	21,755	1,534,163
Personal Products Total			1,534,163
CONSUMER STAPLES TOTAL			2,278,241
ENERGY — 6.3%
Energy Equipment & Services — 2.8%
	Atwood Oceanics, Inc. (a)	11,073	847,749
	Dril-Quip, Inc. (a)	13,800	681,030
	W-H Energy Services, Inc. (a)	14,100	1,039,875
Energy Equipment & Services Total			2,568,654
Oil, Gas & Consumable Fuels — 3.5%
	Atlas America, Inc.	10,330	533,338
	ATP Oil & Gas Corp. (a)	15,684	737,619
	Berry Petroleum Co., Class A	14,750	583,952
	Bill Barrett Corp. (a)	18,880	744,061
	Foundation Coal Holdings, Inc.	16,600	650,720
Oil, Gas & Consumable Fuels Total			3,249,690
ENERGY TOTAL			5,818,344
FINANCIALS — 8.5%
Capital Markets — 2.5%
	Calamos Asset Management, Inc., Class A	33,183	936,756
	GFI Group, Inc. (a)	16,260	1,400,311
Capital Markets Total			2,337,067

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 2.0%
	Advanta Corp., Class B	27,442	752,460
	First Cash Financial Services, Inc. (a)	46,910	1,098,632
Consumer Finance Total			1,851,092
Diversified Financial Services — 0.6%
	Portfolio Recovery Associates, Inc.	10,570	560,950
Diversified Financial Services Total			560,950
Insurance — 1.3%
	ProAssurance Corp. (a)	12,752	686,950
	Security Capital Assurance Ltd.	23,320	532,629
Insurance Total			1,219,579
Real Estate Investment Trusts (REITs) — 1.5%
	Digital Realty Trust, Inc.	19,032	749,670
	Home Properties, Inc.	4,259	222,235
	Nationwide Health Properties, Inc.	12,780	385,061
Real Estate Investment Trusts (REITs) Total			1,356,966
Real Estate Management & Development — 0.6%
	Jones Lang LaSalle, Inc.	4,850	498,386
Real Estate Management & Development Total			498,386
FINANCIALS TOTAL			7,824,040
HEALTH CARE — 20.8%
Biotechnology — 7.0%
	Acadia Pharmaceuticals, Inc. (a)	15,036	226,292
	Alkermes, Inc. (a)	31,067	571,633
	ArQule, Inc. (a)	41,480	295,752
	Array Biopharma, Inc. (a)	40,200	451,446
	BioMarin Pharmaceuticals, Inc. (a)	33,805	841,745
	Cepheid, Inc. (a)	28,310	645,468
	Cubist Pharmaceuticals, Inc. (a)	10,885	230,000
	CV Therapeutics, Inc. (a)	21,426	192,405
	Medarex, Inc. (a)	5	71
	Myriad Genetics, Inc. (a)	5,935	309,510
	Omrix Biopharmaceuticals, Inc. (a)	16,006	565,172
	Onyx Pharmaceuticals, Inc. (a)	17,996	783,186
	Regeneron Pharmaceuticals, Inc. (a)	12,018	213,920
	Seattle Genetics, Inc. (a)	36,311	408,136
	United Therapeutics Corp. (a)	10,737	714,440
Biotechnology Total			6,449,176

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 6.5%
	Align Technology, Inc. (a)	11,740	297,374
	China Medical Technologies, Inc.	10,470	448,011
	Gen-Probe, Inc. (a)	6,872	457,538
	Hologic, Inc. (a)	16,494	1,006,134
	Immucor, Inc. (a)	15,887	567,960
	Kyphon, Inc. (a)	3,290	230,300
	Mentor Corp.	16,030	738,182
	OraSure Technologies, Inc. (a)	33,900	340,695
	Palomar Medical Technologies, Inc. (a)	20,460	582,905
	Wright Medical Group, Inc. (a)	50,080	1,343,146
Health Care Equipment & Supplies Total			6,012,245
Health Care Providers & Services — 2.2%
	Chemed Corp.	6,270	389,743
	Healthways, Inc. (a)	9,690	522,969
	MWI Veterinary Supply, Inc. (a)	12,734	480,709
	Psychiatric Solutions, Inc. (a)	15,390	604,519
Health Care Providers & Services Total			1,997,940
Health Care Technology — 0.2%
	Allscripts Healthcare Solutions, Inc. (a)	6,670	180,290
Health Care Technology Total			180,290
Life Sciences Tools & Services — 2.9%
	eResearchTechnology, Inc. (a)	42,036	478,790
	Illumina, Inc. (a)	34,435	1,786,488
	PharmaNet Development Group, Inc. (a)	14,913	432,924
Life Sciences Tools & Services Total			2,698,202
Pharmaceuticals — 2.0%
	Adams Respiratory Therapeutics, Inc. (a)	7,900	304,466
	Hi-Tech Pharmacal Co., Inc. (a)	22,913	271,977
	Medicis Pharmaceutical Corp., Class A	28,527	870,359
	Salix Pharmaceuticals Ltd. (a)	28,820	357,945
Pharmaceuticals Total			1,804,747
HEALTH CARE TOTAL			19,142,600
INDUSTRIALS — 16.2%
Aerospace & Defense — 1.8%
	Ceradyne, Inc. (a)	8,490	643,032
	Curtiss-Wright Corp.	13,570	644,575
	Hexcel Corp. (a)	16,149	366,744
Aerospace & Defense Total			1,654,351

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.5%
	HUB Group, Inc., Class A (a)	15,083	452,942
Air Freight & Logistics Total			452,942
Airlines — 0.8%
	Allegiant Travel Co. (a)	24,793	751,724
Airlines Total			751,724
Commercial Services & Supplies — 5.0%
	FTI Consulting, Inc. (a)	15,060	757,669
	Geo Group, Inc. (a)	28,040	830,264
	Huron Consulting Group, Inc. (a)	8,960	650,675
	IHS, Inc., Class A (a)	30,255	1,709,105
	Kenexa Corp. (a)	15,456	475,736
	TeleTech Holdings, Inc. (a)	9,720	232,405
Commercial Services & Supplies Total			4,655,854
Electrical Equipment — 2.0%
	Belden CDT, Inc.	9,580	449,398
	II-VI, Inc. (a)	17,970	620,504
	Woodward Governor Co.	11,870	740,688
Electrical Equipment Total			1,810,590
Machinery — 4.0%
	Actuant Corp., Class A	12,565	816,348
	Astec Industries, Inc. (a)	11,832	679,749
	Bucyrus International, Inc., Class A	10,440	761,389
	Tennant Co.	9,630	468,981
	Valmont Industries, Inc.	2,493	211,531
	Wabtec Corp.	19,409	727,061
Machinery Total			3,665,059
Marine — 1.1%
	Kirby Corp. (a)	23,230	1,025,372
Marine Total			1,025,372
Road & Rail — 1.0%
	Celadon Group, Inc. (a)	36,570	430,429
	Genesee & Wyoming, Inc., Class A (a)	16,427	473,755
Road & Rail Total			904,184
INDUSTRIALS TOTAL			14,920,076
INFORMATION TECHNOLOGY — 22.8%
Communications Equipment — 3.2%
	Anaren, Inc. (a)	18,117	255,450
	Finisar Corp. (a)	93,667	262,268
	Foundry Networks, Inc. (a)	23,933	425,289
	Ixia (a)	37,326	325,483

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
	NETGEAR, Inc. (a)	14,740	448,391
	Polycom, Inc. (a)	46,310	1,243,886
Communications Equipment Total			2,960,767
Computers & Peripherals — 0.3%
	Synaptics, Inc. (a)	6,920	330,499
Computers & Peripherals Total			330,499
Electronic Equipment & Instruments — 3.0%
	Anixter International, Inc. (a)	6,870	566,432
	Daktronics, Inc.	29,400	800,268
	FLIR Systems, Inc. (a)	8,518	471,812
	Itron, Inc. (a)	3,833	356,737
	Rofin-Sinar Technologies, Inc. (a)	3,990	280,138
	Tech Data Corp. (a)	8,280	332,194
Electronic Equipment & Instruments Total			2,807,581
Internet Software & Services — 3.4%
	Digital River, Inc. (a)	11,090	496,277
	Equinix, Inc. (a)	10,900	966,721
	j2 Global Communications, Inc. (a)	19,898	651,262
	SAVVIS, Inc. (a)	16,542	641,499
	SINA Corp. (a)	8,140	389,499
Internet Software & Services Total			3,145,258
IT Services — 1.2%
	Gartner, Inc. (a)	19,960	488,222
	SRA International, Inc., Class A (a)	21,470	602,877
IT Services Total			1,091,099
Semiconductors & Semiconductor Equipment — 6.0%
	Atheros Communications, Inc. (a)	49,159	1,473,295
	Monolithic Power Systems, Inc. (a)	26,353	669,366
	Netlogic Microsystems, Inc. (a)	25,711	928,424
	ON Semiconductor Corp. (a)	59,566	748,149
	Power Integrations, Inc. (a)	22,620	672,040
	Tessera Technologies, Inc. (a)	6,585	246,938
	Verigy Ltd. (a)	31,211	771,224
Semiconductors & Semiconductor Equipment Total			5,509,436
Software — 5.7%
	Advent Software, Inc. (a)	4,936	231,844
	ANSYS, Inc. (a)	22,426	766,296
	Aspen Technology, Inc. (a)	17,643	252,648

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	CDC Corp., Class A (a)	84,960	622,757
	Macrovision Corp. (a)	28,628	705,107
	Micros Systems, Inc. (a)	4,270	277,849
	Nuance Communications, Inc. (a)	21,794	420,842
	Progress Software Corp. (a)	23,247	704,384
	The9 Ltd., ADR (a)	17,530	604,610
	THQ, Inc. (a)	25,913	647,307
Software Total			5,233,644
INFORMATION TECHNOLOGY TOTAL			21,078,284
MATERIALS — 3.6%
Chemicals — 1.6%
	Flotek Industries, Inc. (a)	4,981	219,911
	Hercules, Inc.	26,000	546,520
	Koppers Holdings, Inc.	7,310	282,239
	Terra Industries, Inc. (a)	12,310	384,811
Chemicals Total			1,433,481
Containers & Packaging — 0.4%
	Greif, Inc., Class A	6,130	371,968
Containers & Packaging Total			371,968
Metals & Mining — 1.6%
	Brush Engineered Materials, Inc. (a)	7,850	407,337
	Kaiser Aluminum Corp.	5,480	386,724
	Metal Management, Inc.	4,030	218,426
	RTI International Metals, Inc. (a)	6,440	510,434
Metals & Mining Total			1,522,921
MATERIALS TOTAL			3,328,370
TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 1.6%
	Cbeyond, Inc. (a)	35,970	1,467,216
Diversified Telecommunication Services Total			1,467,216
TELECOMMUNICATION SERVICES TOTAL			1,467,216
UTILITIES — 0.4%
Electric Utilities — 0.4%
	ITC Holdings Corp.	7,400	366,670
Electric Utilities Total			366,670
UTILITIES TOTAL			366,670

	Total Common Stocks (cost of $86,784,952)		92,031,016

7

		Par ($)	Value ($)
Short-Term Obligation — 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 3.910%, collateralized by a U.S. Treasury Obligation maturing 11/15/27, market value of $577,588 (repurchase proceeds $566,184)	566,000	566,000

	Total Short-Term Obligation (cost of $566,000)		566,000

	Total Investments — 100.4% (cost of $87,350,952)(b)(c)		92,597,016

	Other Assets & Liabilities, Net — (0.4)%		(376,430)

	Net Assets — 100.0%		92,220,586

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $87,350,952.

(c)	Unrealized appreciation and depreciation at September 30,2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,169,618	$(3,923,554)	$5,246,064

For the nine months ended September 30, 2007, transactions in written option contracts  were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2006	—	—
Options written	106	7,444
Options terminated in closing	—	—
purchase transactions	—	—
Options exercised	—	—
Options expired	(106)	(7,444)
Options outstanding at September 30, 2007	—	$—

8

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

September 30, 2007 (Unaudited)	Columbia Strategic Income Fund, Variable Series

			Par (a)	Value ($)*
Government & Agency Obligations — 55.5%
FOREIGN GOVERNMENT OBLIGATIONS — 33.2%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09(b)	EUR	250,000	377,039
	7.750% 10/25/09	EUR	250,000	377,039
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	510,000	744,475
European Investment Bank
	.78125% 09/21/11(c)	JPY	170,000,000	1,479,633
	1.250% 09/20/12	JPY	65,000,000	566,165
	5.500% 12/07/11	GBP	380,000	778,229
Federal Republic of Brazil
	6.000% 01/17/17		350,000	354,725
	7.375% 02/03/15	EUR	450,000	718,358
	8.750% 02/04/25		365,000	467,200
	11.000% 08/17/40		410,000	548,375
	12.500% 01/05/22	BRL	350,000	231,042
Federal Republic of Germany
	4.250% 07/04/14	EUR	830,000	1,183,219
	5.000% 07/04/12	EUR	555,000	819,465
	6.000% 06/20/16	EUR	670,000	1,069,345
Government of Canada
	4.500% 06/01/15	CAD	1,075,000	1,093,222
	10.000% 06/01/08	CAD	1,406,000	1,466,062
International Bank for Reconstruction & Development
	9.750% 08/02/10	ZAR	2,100,000	302,629
Kingdom of Norway
	5.500% 05/15/09	NOK	5,760,000	1,079,015
	6.000% 05/16/11	NOK	6,520,000	1,259,143
Kingdom of Spain
	5.500% 07/30/17	EUR	1,110,000	1,713,306
Kingdom of Sweden
	5.000% 01/28/09	SEK	9,220,000	1,449,366
	6.750% 05/05/14	SEK	8,760,000	1,548,609
Kreditanstalt fuer Wiederaufbau
	0.456% 08/08/11(c)	JPY	80,000,000	696,466
New South Wales Treasury Corp.
	5.500% 08/01/14	AUD	1,605,000	1,329,783
Philippine Government International Bond
	9.500% 02/02/30		300,000	391,500

1

			Par (a)	Value ($)*
Government & Agency Obligations(a) — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Province of Quebec
	4.500% 12/01/16	CAD	790,000	779,158
	6.000% 10/01/12	CAD	230,000	246,298
Republic of Bulgaria
	8.250% 01/15/15		500,000	585,000
Republic of Colombia
	8.125% 05/21/24		245,000	285,425
	9.750% 04/09/11		417,754	443,863
	11.375% 01/31/08	EUR	365,000	530,001
Republic of France
	4.000% 04/25/14	EUR	945,000	1,325,787
	4.750% 10/25/12	EUR	550,000	802,146
Republic of Panama
	8.875% 09/30/27		795,000	1,013,625
Republic of Peru
	9.875% 02/06/15		450,000	562,725
Republic of Poland
	5.750% 03/24/10	PLN	2,345,000	895,378
Republic of South Africa
	6.500% 06/02/14		250,000	263,125
	13.000% 08/31/10	ZAR	1,730,000	276,577
Republic of Venezuela
	7.000% 03/16/15	EUR	200,000	265,227
	9.250% 09/15/27		300,000	310,500
Russian Federation
	7.500% 03/31/30		638,550	720,221
	11.000% 07/24/18		320,000	452,960
	12.750% 06/24/28		400,000	713,000
United Kingdom Treasury
	8.000% 09/27/13	GBP	320,000	752,855
	9.000% 07/12/11	GBP	515,000	1,194,630
United Mexican States
	6.750% 09/27/34		180,000	195,750
	8.375% 01/14/11		1,095,000	1,207,237
	11.375% 09/15/16		730,000	1,028,205

2

			Par (a)	Value ($)*
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Western Australia Treasury Corp.
	8.000% 06/15/13	AUD	440,000	412,367
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			37,305,470
U.S. GOVERNMENT AGENCIES — 0.4%
Federal Farm Credit Bank
	5.000% 08/25/10		500,000	500,431
	U.S. GOVERNMENT AGENCIES TOTAL			500,431
U.S. GOVERNMENT OBLIGATIONS — 21.9%
U.S. Treasury Bonds
	7.500% 11/15/24(d)		1,310,000	1,704,229
	8.750% 05/15/17(d)		4,911,000	6,467,939
	8.875% 02/15/19(d)		300,000	408,234
	10.375% 11/15/12		500,000	503,867
	12.500% 08/15/14(d)		8,100,000	9,325,757
U.S. Treasury Notes
	5.000% 02/15/11(d)		6,005,000	6,185,618
	U.S. GOVERNMENT OBLIGATIONS TOTAL			24,595,644

	Total Government & Agency Obligations (cost of $60,941,493)			62,401,545
Corporate Fixed-Income Bonds & Notes — 36.2%
BASIC MATERIALS — 3.1%
Chemicals — 1.3%
Agricultural Chemicals — 0.2%
Mosaic Co.
	7.625% 12/01/16(b)		200,000	213,250
				213,250
Chemicals-Diversified — 0.9%
EquiStar Chemicals LP
	10.625% 05/01/11		69,000	72,105
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	90,000	131,544
	7.875% 11/15/14		125,000	133,125
Ineos Group Holdings PLC
	8.500% 02/15/16(b)		145,000	138,838
Lyondell Chemical Co.
	6.875% 06/15/17		145,000	157,325
	8.000% 09/15/14		120,000	132,000
	8.250% 09/15/16		155,000	174,762

3

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Chemicals — (continued)
Chemicals-Diversified — (continued)
NOVA Chemicals Corp.
	6.500% 01/15/12	145,000	137,025
			1,076,724
Chemicals-Specialty — 0.2%
Chemtura Corp.
	6.875% 06/01/16	160,000	152,000
MacDermid, Inc.
	9.500% 04/15/17(b)	85,000	82,025
			234,025
	Chemicals Total		1,523,999
Forest Products & Paper — 0.7%
Paper & Related Products — 0.7%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	155,000	112,762
Domtar, Inc.
	7.125% 08/15/15	145,000	139,200
Georgia-Pacific Corp.
	8.000% 01/15/24	160,000	156,000
Neenah Paper, Inc.
	7.375% 11/15/14	85,000	82,025
NewPage Corp.
	10.000% 05/01/12	70,000	73,675
	12.000% 05/01/13	90,000	96,525
Norske Skog
	7.375% 03/01/14	45,000	33,525
	8.625% 06/15/11	90,000	70,200
			763,912
	Forest Products & Paper Total		763,912
Metals & Mining — 1.1%
Diversified Minerals — 0.3%
FMG Finance Ltd.
	10.625% 09/01/16(b)	230,000	270,825
			270,825
Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	300,000	327,750
			327,750

4

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Metals & Mining — (continued)
Mining Services — 0.1%
Noranda Aluminium Holding Corp.
	PIK,
	11.146% 11/15/14(b)	145,000	134,850
			134,850
Non-Ferrous Metals — 0.4%
Codelco, Inc.
	5.500% 10/15/13	460,000	462,167
			462,167
	Metals & Mining Total		1,195,592
	BASIC MATERIALS TOTAL		3,483,503
COMMUNICATIONS — 7.6%
Media — 3.2%
Broadcast Services/Programs — 0.2%
Clear Channel Communications, Inc.
	4.900% 05/15/15	110,000	82,850
	5.500% 12/15/16	225,000	171,377
			254,227
Cable TV — 1.2%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	150,000	145,500
Cablevision Systems Corp.
	8.000% 04/15/12	95,000	92,150
Charter Communications Holdings I LLC
	9.920% 04/01/14	295,000	253,700
	11.000% 10/01/15	125,000	126,562
CSC Holdings, Inc.
	7.625% 04/01/11	230,000	230,575
	7.625% 07/15/18	100,000	95,500
DirecTV Holdings LLC
	6.375% 06/15/15	190,000	180,262
EchoStar DBS Corp.
	6.625% 10/01/14	200,000	201,000
Insight Midwest LP
	9.750% 10/01/09	60,000	60,075
	9.750% 10/01/09	10,000	10,013
			1,395,337
Multimedia — 0.5%
CanWest MediaWorks LP
	9.250% 08/01/15(b)	195,000	196,950
Lamar Media Corp.
	6.625% 08/15/15	185,000	178,525

5

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Multimedia — (continued)
Quebecor Media, Inc.
	7.750% 03/15/16	135,000	128,756
	7.750% 03/15/16(b)	70,000	66,763
			570,994
Publishing-Periodicals — 0.8%
Dex Media West LLC
	9.875% 08/15/13	271,000	288,276
Dex Media, Inc.
	(e) 11/15/13
	(9.000% 11/15/08)	160,000	150,400
Idearc, Inc.
	8.000% 11/15/16	175,000	174,563
R.H. Donnelley Corp.
	8.875% 01/15/16	80,000	81,500
Reader’s Digest Association, Inc.
	9.000% 02/15/17(b)	160,000	144,000
			838,739
Radio — 0.1%
CMP Susquehanna Corp.
	9.875% 05/15/14	155,000	144,150
			144,150
Television — 0.4%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	155,000	145,700
Univision Communications, Inc.
	PIK,
	9.750% 03/15/15(b)	270,000	263,250
			408,950
		Media Total	3,612,397
Telecommunication Services — 4.4%
Cable TV — 0.2%
Telenet Group Holding NV
	(e) 06/15/14(b)
	(11.500% 12/15/08)	181,000	179,190
			179,190
Cellular Telecommunications — 1.8%
Cricket Communications, Inc.
	9.375% 11/01/14	260,000	263,900

6

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Cellular Telecommunications — (continued)
Digicel Group Ltd.
	PIK,
	9.125% 01/15/15(b)		269,000	250,170
Dobson Cellular Systems, Inc.
	8.375% 11/01/11		230,000	244,088
	9.875% 11/01/12		140,000	151,200
MetroPCS Wireless, Inc.
	9.250% 11/01/14(b)		260,000	265,200
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)		100,000	94,625
Rural Cellular Corp.
	8.621% 06/01/13(b)(c)		150,000	153,750
	11.106% 11/01/12(c)		165,000	168,300
US Unwired, Inc.
	10.000% 06/15/12		200,000	214,471
Wind Acquisition Financial SA
	PIK,
	12.610% 12/21/11(c)(f)		276,744	276,744
				2,082,448
Satellite Telecommunications — 0.6%
Inmarsat Finance II PLC
	(e) 11/15/12
	(10.375% 11/15/08)		255,000	244,163
Intelsat Bermuda Ltd.
	11.250% 06/15/16		250,000	267,812
Intelsat Intermediate Holdings Co., Ltd.
	(e) 02/01/15		100,000	82,250
	(9.250% 02/01/10)
PanAmSat Corp.
	9.000% 08/15/14		133,000	136,990
				731,215
Telecommunication Equipment — 0.2%
Lucent Technologies, Inc.
	6.450% 03/15/29		210,000	174,300
				174,300
Telecommunication Services — 0.6%
Embarq Corp.
	7.082% 06/01/16		65,000	67,385
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	115,000	171,773

7

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Telecommunication Services — (continued)
Syniverse Technologies, Inc.
	7.750% 08/15/13	95,000	90,725
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	170,000	176,375
West Corp.
	11.000% 10/15/16	160,000	168,000
			674,258
Telephone-Integrated — 1.0%
Cincinnati Bell, Inc.
	7.000% 02/15/15	165,000	159,225
Citizens Communications Co.
	7.875% 01/15/27	210,000	204,750
Qwest Communications International, Inc.
	7.500% 02/15/14	150,000	151,875
Qwest Corp.
	7.500% 10/01/14	70,000	72,800
	7.500% 06/15/23	195,000	192,075
	8.875% 03/15/12	85,000	92,756
Windstream Corp.
	8.625% 08/01/16	190,000	202,588
			1,076,069
	Telecommunication Services Total		4,917,480
	COMMUNICATIONS TOTAL		8,529,877
CONSUMER CYCLICAL — 5.8%
Apparel — 0.5%
Apparel Manufacturers — 0.5%
Broder Brothers Co.
	11.250% 10/15/10	115,000	100,050
Hanesbrands, Inc.
	8.784% 12/15/14(c)	95,000	94,525
Levi Strauss & Co.
	9.750% 01/15/15	230,000	241,500
Phillips-Van Heusen Corp.
	7.250% 02/15/11	95,000	95,950
	8.125% 05/01/13	60,000	61,650
			593,675
	Apparel Total		593,675

8

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Manufacturers — 0.5%
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.
	7.450% 07/16/31		205,000	160,925
General Motors Corp.
	8.375% 07/15/33		385,000	337,356
				498,281
	Auto Manufacturers Total			498,281
Auto Parts & Equipment — 0.6%
Auto/Truck Parts & Equipment-Original — 0.4%
ArvinMeritor, Inc.
	8.125% 09/15/15		80,000	77,600
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15(b)	EUR	150,000	192,503
TRW Automotive, Inc.
	7.000% 03/15/14(b)		130,000	126,100
				396,203
Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13		160,000	151,200
				151,200
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11(b)		49,000	51,205
	9.000% 07/01/15		94,000	100,345
				151,550
	Auto Parts & Equipment Total			698,953
Distribution/Wholesale — 0.1%
Distribution/Wholesale — 0.1%
Buhrmann U.S., Inc.
	7.875% 03/01/15		100,000	93,500
				93,500
	Distribution/Wholesale Total			93,500
Entertainment — 0.6%
Gambling (Non-Hotel) — 0.2%
Global Cash Access LLC
	8.750% 03/15/12		152,000	157,320
				157,320

9

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Entertainment — (continued)
Music — 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	170,000	161,500
WMG Acquisition Corp.
	7.375% 04/15/14	135,000	117,450
WMG Holdings Corp.
	(e) 12/15/14
	(9.500% 12/15/09)	110,000	77,000
			355,950
Resorts/Theme Parks — 0.1%
Six Flags, Inc.
	9.625% 06/01/14	155,000	128,069
			128,069
	Entertainment Total		641,339
Home Builders — 0.2%
Building-Residential/Commercial — 0.2%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	160,000	124,000
KB Home
	5.875% 01/15/15	145,000	123,250
			247,250
	Home Builders Total		247,250
Home Furnishings — 0.1%
Home Furnishings — 0.1%
Sealy Mattress Co.
	8.250% 06/15/14	90,000	90,675
			90,675
	Home Furnishings Total		90,675
Leisure Time — 0.3%
Cruise Lines — 0.2%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	245,000	243,640
			243,640
Recreational Centers — 0.1%
Town Sports International, Inc.
	(e) 02/01/14
	(11.000% 02/01/09)	146,000	136,145
			136,145
	Leisure Time Total		379,785

10

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — 1.7%
Casino Hotels — 1.7%
Buffalo Thunder Development Authority
	9.375% 12/15/14(b)	95,000	89,300
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(b)	240,000	247,200
Greektown Holdings LLC
	10.750% 12/01/13(b)	215,000	212,850
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	335,000	266,325
Jacobs Entertainment, Inc.
	9.750% 06/15/14	120,000	119,400
Majestic Star LLC
	9.750% 01/15/11	120,000	100,800
MGM Mirage
	7.500% 06/01/16	205,000	203,719
Mohegan Tribal Gaming Authority
	6.875% 02/15/15	120,000	118,050
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(b)	250,000	236,563
	8.250% 03/15/12	30,000	30,375
Snoqualmie Entertainment Authority
	9.063% 02/01/14(b)(c)	30,000	29,175
	9.125% 02/01/15(b)	30,000	29,550
Station Casinos, Inc.
	6.625% 03/15/18	315,000	263,812
			1,947,119
	Lodging Total		1,947,119
Retail — 1.1%
Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc.
	11.375% 11/01/16	100,000	102,250
			102,250
Retail-Automobiles — 0.5%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	130,000	125,450
AutoNation, Inc.
	7.000% 04/15/14	90,000	85,950
	7.360% 04/15/13(c)	40,000	38,200
KAR Holdings, Inc.
	10.000% 05/01/15(b)	130,000	121,875

11

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Retail-Automobiles — (continued)
United Auto Group, Inc.
	7.750% 12/15/16	165,000	157,987
			529,462
Retail-Drug Stores — 0.2%
Rite Aid Corp.
	9.375% 12/15/15(b)	235,000	218,550
			218,550
Retail-Propane Distributors — 0.1%
AmeriGas Partners LP
	7.125% 05/20/16	120,000	116,700
			116,700
Retail-Restaurants — 0.2%
Buffets, Inc.
	12.500% 11/01/14	105,000	73,500
Dave & Buster’s, Inc.
	11.250% 03/15/14	95,000	95,950
Landry’s Restaurants, Inc.
	7.500% 12/15/14	75,000	74,625
			244,075
	Retail Total		1,211,037
Textiles — 0.1%
Textile-Products — 0.1%
INVISTA
	9.250% 05/01/12(b)	125,000	131,250
			131,250
	Textiles Total		131,250
	CONSUMER CYCLICAL TOTAL		6,532,864
CONSUMER NON-CYCLICAL — 4.7%
Agriculture — 0.1%
Tobacco — 0.1%
Reynolds American, Inc.
	7.625% 06/01/16	140,000	149,058
			149,058
	Agriculture Total		149,058

12

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Beverages — 0.1%
Beverages-Non-Alcoholic — 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	80,000	78,800
			78,800
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc.
	8.125% 01/15/12	25,000	25,438
			25,438
	Beverages Total		104,238
Biotechnology — 0.1%
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	140,000	142,100
			142,100
	Biotechnology Total		142,100
Commercial Services — 1.4%
Commercial Services — 0.1%
Iron Mountain, Inc.
	7.750% 01/15/15	135,000	134,662
			134,662
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	115,000	115,288
			115,288
Funeral Services & Related Items — 0.1%
Service Corp. International
	6.750% 04/01/16	80,000	77,500
	7.375% 10/01/14	10,000	10,275
			87,775
Non-Profit Charity — 0.1%
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	70,000	71,138
			71,138
Printing-Commercial — 0.2%
Quebecor World Capital Corp.
	8.750% 03/15/16(b)	175,000	158,812
Quebecor World, Inc.
	9.750% 01/15/15(b)	60,000	57,450
			216,262

13

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Private Corrections — 0.3%
Corrections Corp. of America
	6.250% 03/15/13	125,000	123,125
GEO Group, Inc.
	8.250% 07/15/13	200,000	202,000
			325,125
Rental Auto/Equipment — 0.5%
Ashtead Capital, Inc.
	9.000% 08/15/16(b)	40,000	39,450
Ashtead Holdings PLC
	8.625% 08/01/15(b)	130,000	126,425
Hertz Corp.
	8.875% 01/01/14	80,000	82,400
Rental Service Corp.
	9.500% 12/01/14	190,000	181,450
United Rentals North America, Inc.
	6.500% 02/15/12	160,000	162,000
	7.750% 11/15/13	35,000	36,050
			627,775
	Commercial Services Total		1,578,025
Cosmetics/Personal Care — 0.2%
Cosmetics & Toiletries — 0.2%
DEL Laboratories, Inc.
	8.000% 02/01/12	155,000	142,600
Elizabeth Arden, Inc.
	7.750% 01/15/14	140,000	137,900
			280,500
	Cosmetics/Personal Care Total		280,500
Food — 0.5%
Food & Beverage — 0.1%
Pinnacle Foods Finance LLC
	9.250% 04/01/15(b)	155,000	147,637
			147,637
Food-Dairy Products — 0.1%
Dean Foods Co.
	7.000% 06/01/16	115,000	109,250
			109,250

14

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — (continued)
Food-Meat Products — 0.1%
Smithfield Foods, Inc.
	7.750% 07/01/17	135,000	138,375
			138,375
Food-Miscellaneous/Diversified — 0.2%
Dole Food Co., Inc.
	8.625% 05/01/09	78,000	78,195
Reddy Ice Holdings, Inc.
	(e) 11/01/12
	(10.500% 11/01/08)	150,000	141,000
			219,195
	Food Total		614,457
Healthcare Services — 0.9%
Dialysis Centers — 0.1%
DaVita, Inc.
	7.250% 03/15/15	165,000	165,413
			165,413
Medical-Hospitals — 0.7%
Community Health Systems, Inc.
	8.875% 07/15/15(b)	165,000	169,538
HCA, Inc.
	9.250% 11/15/16(b)	165,000	175,312
	PIK,
	9.625% 11/15/16(b)	205,000	218,837
Tenet Healthcare Corp.
	9.875% 07/01/14	225,000	205,875
			769,562
Physician Practice Management — 0.1%
U.S. Oncology Holdings, Inc.
	PIK,
	10.009% 03/15/12(c)	95,000	84,550
			84,550
	Healthcare Services Total		1,019,525
Household Products/Wares — 0.6%
Consumer Products-Miscellaneous — 0.6%
American Greetings Corp.
	7.375% 06/01/16	125,000	121,250
Amscan Holdings, Inc.
	8.750% 05/01/14	185,000	171,125
Jarden Corp.
	7.500% 05/01/17	175,000	169,312

15

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Household Products/Wares — (continued)
Consumer Products-Miscellaneous — (continued)
Jostens IH Corp.
	7.625% 10/01/12	165,000	167,888
			629,575
	Household Products/Wares Total		629,575
Pharmaceuticals — 0.8%
Medical-Drugs — 0.4%
Elan Finance PLC
	8.875% 12/01/13	290,000	284,925
Warner Chilcott Corp.
	8.750% 02/01/15	166,000	171,810
			456,735
Medical-Generic Drugs — 0.2%
Mylan Labs Inc.
	6.375% 08/15/15	145,000	155,694
			155,694
Pharmacy Services — 0.1%
Omnicare, Inc.
	6.750% 12/15/13	100,000	93,250
			93,250
Vitamins & Nutrition Products — 0.1%
NBTY, Inc.
	7.125% 10/01/15	150,000	150,000
			150,000
	Pharmaceuticals Total		855,679
	CONSUMER NON-CYCLICAL TOTAL		5,373,157
ENERGY — 4.2%
Coal — 0.3%
Coal — 0.3%
Arch Western Finance LLC
	6.750% 07/01/13	125,000	122,500
Massey Energy Co.
	6.875% 12/15/13	175,000	163,188
Peabody Energy Corp.
	7.375% 11/01/16	25,000	26,375
			312,063
	Coal Total		312,063

16

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Energy-Alternate Sources — 0.1%
Energy-Alternate Sources — 0.1%
VeraSun Energy Corp.
	9.375% 06/01/17(b)	150,000	129,000
			129,000
	Energy-Alternate Sources Total		129,000
Oil & Gas — 3.0%
Oil & Gas Drilling — 0.1%
Pride International, Inc.
	7.375% 07/15/14	110,000	112,750
			112,750
Oil Companies-Exploration & Production — 2.0%
Chesapeake Energy Corp.
	6.375% 06/15/15	45,000	44,156
	7.500% 06/15/14	170,000	174,250
Cimarex Energy Co.
	7.125% 05/01/17	115,000	114,138
Compton Petroleum Corp.
	7.625% 12/01/13	155,000	149,575
Energy XXI Gulf Coast, Inc.
	10.000% 06/15/13(b)	150,000	141,750
Forest Oil Corp.
	8.000% 12/15/11	130,000	134,875
KCS Energy, Inc.
	7.125% 04/01/12	115,000	111,550
Newfield Exploration Co.
	6.625% 04/15/16	120,000	117,300
OPTI Canada, Inc.
	8.250% 12/15/14(b)	145,000	146,087
PEMEX Finance Ltd.
	9.150% 11/15/18	310,000	378,975
	10.610% 08/15/17	215,000	278,425
PetroHawk Energy Corp.
	9.125% 07/15/13	80,000	84,400
Quicksilver Resources, Inc.
	7.125% 04/01/16	120,000	118,200
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	335,000	333,606
			2,327,287

17

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Company-Integrated — 0.2%
Tyumen Oil Co.
	11.000% 11/06/07	210,000	210,630
			210,630
Oil Refining & Marketing — 0.2%
Tesoro Corp.
	6.625% 11/01/15	120,000	120,000
United Refining Co.
	10.500% 08/15/12(b)	90,000	92,700
			212,700
Oil-Field Services — 0.5%
Gazprom International SA
	7.201% 02/01/20	521,182	534,212
			534,212
	Oil & Gas Total		3,397,579
Oil & Gas Services — 0.1%
Seismic Data Collection — 0.1%
Seitel, Inc.
	9.750% 02/15/14	95,000	89,775
			89,775
	Oil & Gas Services Total		89,775
Oil, Gas & Consumable Fuels — 0.3%
Oil Company-Integrated — 0.3%
Petrobras International Finance Co.
	6.125% 10/06/16	300,000	302,307
			302,307
	Oil, Gas & Consumable Fuels Total		302,307
Pipelines — 0.4%
Pipelines — 0.4%
Atlas Pipeline Partners LP
	8.125% 12/15/15	110,000	108,350
Colorado Interstate Gas Co.
	6.800% 11/15/15	55,000	56,937
El Paso Corp.
	6.875% 06/15/14	130,000	131,201
MarkWest Energy Partners LP
	6.875% 11/01/14	160,000	148,000

18

			Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
Pipelines — (continued)
Williams Companies, Inc.
	8.125% 03/15/12		65,000	70,038
				514,526
	Pipelines Total			514,526
	ENERGY TOTAL			4,745,250
FINANCIALS — 3.8%
Commercial Banks — 0.5%
Special Purpose Banks — 0.5%
Instituto de Credito Oficial
	0.800% 09/28/09	JPY	65,000,000	563,577
				563,577
	Commercial Banks Total			563,577
Diversified Financial Services — 2.4%
Finance-Auto Loans — 0.9%
AmeriCredit Corp.
	8.500% 07/01/15(b)		10,000	8,850
Ford Motor Credit Co.
	7.800% 06/01/12		295,000	280,633
	8.000% 12/15/16		155,000	145,003
GMAC LLC
	6.875% 09/15/11		290,000	275,983
	8.000% 11/01/31		340,000	333,568
				1,044,037
Finance-Consumer Loans — 0.5%
SLM Corp.
	6.500% 06/15/10	NZD	725,000	495,268
				495,268
Finance-Investment Banker/Broker — 0.1%
LaBranche & Co., Inc.
	11.000% 05/15/12		125,000	125,313
				125,313
Investment Management/Advisor Service — 0.2%
LVB Acquisition Merger Sub, Inc.
	PIK,
	10.375% 10/15/17(b)		255,000	246,394
				246,394
Special Purpose Entity — 0.7%
Hellas Telecommunications Luxembourg II
	11.110% 01/15/15(b)(c)		75,000	72,562

19

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Special Purpose Entity — (continued)
Transneft
	5.670% 03/05/14(b)	610,000	595,063
Wimar Opco LLC
	9.625% 12/15/14(b)	175,000	135,625
			803,250
	Diversified Financial Services Total		2,714,262
Insurance — 0.5%
Insurance Brokers — 0.2%
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	145,000	134,850
USI Holdings Corp.
	9.750% 05/15/15(b)	95,000	85,263
			220,113
Property/Casualty Insurance — 0.3%
Asurion Corp.
	11.828% 07/02/15	115,000	112,077
Crum & Forster Holdings Corp.
	7.750% 05/01/17	200,000	190,000
			302,077
	Insurance Total		522,190
Real Estate — 0.1%
Real Estate Management/Services — 0.1%
Realogy Corp.
	12.375% 04/15/15(b)	95,000	71,725
	10.500% 04/15/14(b)	95,000	80,987
			152,712
	Real Estate Total		152,712
Real Estate Investment Trusts (REITs) — 0.3%
REITS-Hotels — 0.2%
Host Marriott LP
	6.750% 06/01/16	165,000	163,350
			163,350

20

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
REITS-Regional Malls — 0.1%
Rouse Co. LP/TRC Co-Issuer, Inc.,
	6.750% 05/01/13(b)	140,000	137,331
			137,331
	Real Estate Investment Trusts (REITs) Total		300,681
	FINANCIALS TOTAL		4,253,422
INDUSTRIALS — 4.4%
Aerospace & Defense — 0.4%
Aerospace/Defense-Equipment — 0.3%
DRS Technologies, Inc.
	6.875% 11/01/13	145,000	145,000
Sequa Corp.
	9.000% 08/01/09	125,000	130,000
			275,000
Electronics-Military — 0.1%
L-3 Communications Corp.
	6.375% 10/15/15	130,000	127,725
			127,725
	Aerospace & Defense Total		402,725
Building Materials — 0.1%
Building & Construction Products-Miscellaneous — 0.1%
NTK Holdings, Inc.
	(e) 03/01/14
	(10.750% 09/01/09)	115,000	70,725
			70,725
	Building Materials Total		70,725
Electrical Components & Equipment — 0.3%
Wire & Cable Products — 0.3%
Belden CDT, Inc.
	7.000% 03/15/17(b)	180,000	178,200
General Cable Corp.
	7.735% 04/01/15(c)	75,000	72,750
	7.125% 04/01/17	75,000	73,500
			324,450
	Electrical Components & Equipment Total		324,450
Electronics — 0.3%
Electronic Components-Miscellaneous — 0.3%
Flextronics International Ltd.
	6.250% 11/15/14	180,000	168,300

21

	Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electronics — (continued)
Electronic Components-Miscellaneous — (continued)
NXP BV/NXP Funding LLC
9.500% 10/15/15	180,000	167,850
		336,150
	Electronics Total	336,150
Engineering & Construction — 0.1%
Building & Construction-Miscellaneous — 0.1%
Esco Corp.
8.625% 12/15/13(b)	95,000	93,575
		93,575
Engineering & Construction Total		93,575
Environmental Control — 0.4%
Non-Hazardous Waste Disposal — 0.2%
Allied Waste North America, Inc.
7.875% 04/15/13	200,000	206,500
		206,500
Recycling — 0.2%
Aleris International, Inc.
10.000% 12/15/16	80,000	70,800
PIK,
9.000% 12/15/14	130,000	120,250
		191,050
Environmental Control Total		397,550
Hand / Machine Tools — 0.1%
Machinery-Electrical — 0.1%
Baldor Electric Co.
8.625% 02/15/17	100,000	104,500
		104,500
Hand / Machine Tools Total		104,500
Machinery-Construction & Mining — 0.1%
Machinery-Construction & Mining — 0.1%
Terex Corp.
7.375% 01/15/14	150,000	152,250
		152,250
Machinery-Construction & Mining Total		152,250

22

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery-Diversified — 0.2%
Machinery-General Industry — 0.1%
Manitowoc Co., Inc.
	7.125% 11/01/13	135,000	134,325
			134,325
Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	130,000	133,900
			133,900
	Machinery-Diversified Total		268,225
Metal Fabricate/Hardware — 0.0%
Metal Processors & Fabrication — 0.0%
TriMas Corp.
	9.875% 06/15/12	8,000	8,160
			8,160
	Metal Fabricate/Hardware Total		8,160
Miscellaneous Manufacturing — 0.6%
Diversified Manufacturing Operators — 0.5%
Bombardier, Inc.
	6.300% 05/01/14(b)	225,000	220,500
J.B. Poindexter & Co.
	8.750% 03/15/14	85,000	76,500
Koppers Holdings, Inc.
	(e) 11/15/14
	(9.875% 11/15/09)	140,000	119,700
Trinity Industries, Inc.
	6.500% 03/15/14	155,000	148,800
			565,500
Miscellaneous Manufacturing — 0.1%
American Railcar Industries, Inc.
	7.500% 03/01/14	120,000	119,400
			119,400
	Miscellaneous Manufacturing Total		684,900
Packaging & Containers — 0.9%
Containers-Metal/Glass — 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	165,000	170,362
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	395,000	408,825

23

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Packaging & Containers — (continued)
Containers-Metal/Glass — (continued)
Owens-Illinois, Inc.
	7.500% 05/15/10	80,000	80,600
			659,787
Containers-Paper/Plastic — 0.3%
Berry Plastics Holding Corp.
	10.250% 03/01/16	120,000	117,600
Jefferson Smurfit Corp.
	8.250% 10/01/12	140,000	140,350
Solo Cup Co.
	8.500% 02/15/14	115,000	101,775
			359,725
	Packaging & Containers Total		1,019,512
Transportation — 0.9%
Transportation-Marine — 0.4%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	160,000	165,000
Ship Finance International Ltd.
	8.500% 12/15/13	155,000	159,262
Stena AB
	7.500% 11/01/13	190,000	190,950
			515,212
Transportation-Railroad — 0.1%
TFM SA de CV
	9.375% 05/01/12	120,000	125,700
			125,700
Transportation-Services — 0.3%
CHC Helicopter Corp.
	7.375% 05/01/14	190,000	180,500
PHI, Inc.
	7.125% 04/15/13	135,000	129,600
			310,100

24

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
Transportation-Trucks — 0.1%
QDI LLC
	9.000% 11/15/10	125,000	119,063
			119,063
	Transportation Total		1,070,075
	INDUSTRIALS TOTAL		4,932,797
TECHNOLOGY — 0.8%
Computers — 0.2%
Computer Services — 0.2%
Sungard Data Systems, Inc.
	9.125% 08/15/13	215,000	223,600
			223,600
	Computers Total		223,600
Semiconductors — 0.5%
Electronic Components-Semiconductors — 0.5%
Advanced Micro Devices, Inc.
	7.750% 11/01/12	90,000	82,800
Freescale Semiconductor, Inc.
	10.125% 12/15/16	240,000	223,200
	PIK,
	9.125% 12/15/14	210,000	194,250
			500,250
	Semiconductors Total		500,250
Software — 0.1%
Transactional Software — 0.1%
Open Solutions, Inc.
	9.750% 02/01/15(b)	155,000	149,188
			149,188
	Software Total		149,188
	TECHNOLOGY TOTAL		873,038
UTILITIES — 1.8%
Electric — 1.7%
Electric-Generation — 0.7%
AES Corp.
	7.750% 03/01/14	215,000	218,225
Edison Mission Energy
	7.000% 05/15/17(b)	270,000	265,950
Intergen NV
	9.000% 06/30/17(b)	270,000	283,500
			767,675

25

		Par (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Electric-Integrated — 0.2%
CMS Energy Corp.
	6.875% 12/15/15	100,000	100,639
Sierra Pacific Resources
	6.750% 08/15/17	145,000	142,644
			243,283
Independent Power Producer — 0.8%
Dynegy Holdings, Inc.
	7.125% 05/15/18	215,000	196,187
	7.750% 06/01/19(b)	105,000	100,406
Mirant North America LLC
	7.375% 12/31/13	215,000	218,225
NRG Energy, Inc.
	7.250% 02/01/14	110,000	110,275
	7.375% 02/01/16	130,000	130,325
	7.375% 01/15/17	65,000	65,000
Reliant Energy, Inc.
	7.875% 06/15/17	90,000	90,563
			910,981
	Electric Total		1,921,939
Independent Power Producers — 0.1%
Independent Power Producer — 0.1%
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	145,000	143,550
			143,550
	Independent Power Producers Total		143,550
	UTILITIES TOTAL		2,065,489

	Total Corporate Fixed-Income Bonds & Notes (cost of $38,505,958)		40,789,397
Mortgage-Backed Securities — 3.1%
Federal Home Loan Mortgage Corp.
	8.000% 10/01/26	56,121	59,409
Federal National Mortgage Association
	6.000% 02/01/37	1,014,098	1,015,786
	6.500% 11/01/36	2,391,249	2,435,129

	Total Mortgage-Backed Securities (cost of $3,508,564)		3,510,324

26

			Par (a)	Value ($)*
Asset-Backed Securities — 1.0%
Equity One ABS, Inc.
	4.205% 04/25/34		625,000	589,945
GMAC Mortgage Corp.
	4.865% 09/25/34		520,000	508,292

	Total Asset-Backed Securities (cost of $1,140,508)			1,098,237
Municipal Bonds — 0.5%
CALIFORNIA — 0.4%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(g)		350,000	411,810
	CALIFORNIA TOTAL			411,810
VIRGINIA — 0.1%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46		180,000	167,107
	VIRGINIA TOTAL			167,107

	Total Municipal Bonds (cost of $529,982)			578,917
Convertible Bonds — 0.3%
COMMUNICATIONS — 0.3%
Telecommunication Services — 0.3%
Telephone-Integrated — 0.3%
Virgin Media Finance PLC
	8.750% 04/15/14	EUR	225,000	325,250
				325,250
	Telecommunication Services Total			325,250

	Total Convertible Bonds (cost of $313,718)			325,250

			Shares
Common Stocks (h) — 0.0%
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
	Fairlane Management Corp. (g)(i)		2,000	—
	Commercial Services & Supplies Total			—
Road & Rail — 0.0%
	Quality Distribution, Inc.		1,343	11,953
	Road & Rail Total			11,953
	INDUSTRIALS TOTAL			11,953

	Total Common Stocks (cost of $—)			11,953

27

		Units	Value ($)*
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Telecommunication Services — 0.0%
Telecommunication Services — 0.0%
Jazztel PLC	Expires 07/15/10(g)(h)(i)	95	—
			—
	Telecommunication Services Total		—
	COMMUNICATIONS TOTAL		—

	Total Warrants (cost of $187)		—

		Shares
Securities Lending Collateral — 21.7%
	State Street Navigator Securities Lending Prime Portfolio (j) (7 day yield of 5.320%)	24,425,450	24,425,450

	Total Securities Lending Collateral (cost of $24,425,450)		24,425,450

		Par (a)
Short-Term Obligation — 3.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 09/28/07, due 10/01/07 at 3.910%, collateralized by a U.S. Treasury Obligation maturing 05/15/20, market value of $3,930,500 (repurchase proceeds $3,852,255)	3,851,000	3,851,000

	Total Short-Term Obligation (cost of $3,851,000)		3,851,000

28

Total Investments — 121.7% (cost of $133,216,860)(k)(l)	136,992,073

Other Assets & Liabilities, Net — (21.7)%	(24,473,524)

Net Assets — 100.0%	112,518,549

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

29

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $10,338,462, which represents 9.2 % of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

(d)	All or a portion of this security was on loan at September 30, 2007. The total market value of securities on loan at September 30, 2007 is $23,988,220.

(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)	Loan participation agreement.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h)	Non-income producing security.

(i)	Security has no value.

(j)	Investment made with cash collateral received from securities lending activity.

(k)	Cost for federal income tax purposes is $135,923,992.

(l)	Unrealized appreciation and depreciation at September 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	(Depreciation)
$5,426,384	$(4,358,303)	$1,068,081

At September 30, 2007, the Fund had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	(Depreciation)
CAD	$1,111,066	$1,049,383	10/10/07	$(61,683)
CAD	412,255	389,689	10/11/07	(22,566)
CAD	251,406	244,260	10/22/07	(7,146)
EUR	570,512	544,160	10/09/07	(26,352)
EUR	656,089	629,496	10/09/07	(26,593)
EUR	656,089	629,335	10/09/07	(26,754)
EUR	427,895	411,420	10/10/07	(16,475)
EUR	342,957	333,697	10/22/07	(9,260)
GBP	1,513,329	1,477,040	10/22/07	(36,289)
GBP	265,855	259,480	10/22/07	(6,375)
SEK	869,494	842,460	10/17/07	(27,034)
				$(266,527)

Acronym	Name

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

30

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 21, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 21, 2007